UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3518

Fidelity Newbury Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2008

Item 1. Reports to Stockholders

Fidelity®
Cash Management
Funds
Treasury Fund
Prime Fund
Tax-Exempt Fund

Semiannual Report

April 30, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>
Investment Changes, Schedules of Investments & Financial Statements
Treasury Fund	<Click Here>
Prime Fund	<Click Here>
Tax-Exempt Fund	<Click Here>
Notes to the Financial Statements	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Treasury Fund and Prime Fund seek to obtain as high a level of current income as is consistent with the preservation of capital and liquidity by investing in high-quality, short-term money market securities. Treasury Fund invests in money market securities issued by the U.S. Treasury and backed by the full faith and credit of the U.S. Government. Prime Fund invests in a broad range of money market securities. Tax-Exempt Fund seeks to provide as high a level of current income, exempt from federal income taxes, as is consistent with liquidity and stability of principal by investing at least 80% of its assets in municipal money market securities.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2007 to April 30, 2008).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Expenses Paid During Period* November 1, 2007 to April 30, 2008
Treasury
Daily Money Class
Actual	$ 1,000.00	$ 1,012.20	$ 3.50
HypotheticalA	$ 1,000.00	$ 1,021.38	$ 3.52
Capital Reserves Class
Actual	$ 1,000.00	$ 1,011.00	$ 4.70
HypotheticalA	$ 1,000.00	$ 1,020.19	$ 4.72
Advisor B Class
Actual	$ 1,000.00	$ 1,008.60	$ 7.04
HypotheticalA	$ 1,000.00	$ 1,017.85	$ 7.07
Advisor C Class
Actual	$ 1,000.00	$ 1,008.60	$ 7.04
HypotheticalA	$ 1,000.00	$ 1,017.85	$ 7.07
Prime
Daily Money Class
Actual	$ 1,000.00	$ 1,018.40	$ 3.51
HypotheticalA	$ 1,000.00	$ 1,021.38	$ 3.52
Capital Reserves Class
Actual	$ 1,000.00	$ 1,017.10	$ 4.76
HypotheticalA	$ 1,000.00	$ 1,020.14	$ 4.77
Tax-Exempt
Daily Money Class
Actual	$ 1,000.00	$ 1,011.10	$ 3.50
HypotheticalA	$ 1,000.00	$ 1,021.38	$ 3.52
Capital Reserves Class
Actual	$ 1,000.00	$ 1,009.80	$ 4.75
HypotheticalA	$ 1,000.00	$ 1,020.14	$ 4.77
Fidelity Tax-Free Money Market Fund
Actual	$ 1,000.00	$ 1,012.30	$ 2.25
HypotheticalA	$ 1,000.00	$ 1,022.63	$ 2.26

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Annualized Expense Ratio
Treasury
Daily Money Class	.70%
Capital Reserves Class	.94%
Advisor B Class	1.41%
Advisor C Class	1.41%
Prime
Daily Money Class	.70%
Capital Reserves Class	.95%
Tax-Exempt
Daily Money Class	.70%
Capital Reserves Class	.95%
Fidelity Tax-Free Money Market Fund	.45%

Semiannual Report

Treasury Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 4/30/08	% of fund's investments 10/31/07	% of fund's investments 4/30/07
0 - 30	89.4	94.8	94.9
31 - 90	3.9	1.7	3.0
91 - 180	6.7	0.0	0.9
181 - 397	0.0	3.5	1.2
Weighted Average Maturity
	4/30/08	10/31/07	4/30/07
Treasury Fund	12 Days	10 Days	8 Days
All Taxable Money Market Funds Average A	46 Days	42 Days	40 Days
Asset Allocation (% of fund's net assets)
As of April 30, 2008	As of October 31, 2007
U.S. Treasury Obligations 10.1%	U.S. Treasury Obligations 0.0%
Repurchase Agreements 89.8%	Repurchase Agreements 100.2%
Net Other Assets 0.1%	Net Other Assets(dagger) (0.2)%

(dagger) Net Other Assets are not included in the pie chart.

ASource: iMoneyNet, Inc.

Semiannual Report

Treasury Fund

Investments April 30, 2008 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 10.1%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills - 10.1%
5/22/08 to 9/25/08	1.10 to 3.55%	$ 461,530	$ 459,159
Repurchase Agreements - 89.8%
	Maturity Amount (000s)
In a joint trading account at:
1.96% dated 4/30/08 due 5/1/08 (Collateralized by U.S. Treasury Obligations) #	$ 3,894,645	3,894,433
1.97% dated 4/30/08 due 5/1/08 (Collateralized by U.S. Treasury Obligations) #	51,606	51,603
With UBS Warburg LLC At:
4.4%, dated 10/4/07 due 6/30/08 (Collateralized by U.S. Treasury Obligations valued at $46,479,135, 9%, 11/15/18)	45,452	44,000
5.21%, dated 5/24/07 due 5/22/08 (Collateralized by U.S. Treasury Obligations valued at $32,429,859, 8.75%, 8/15/20)	31,585	30,000
5.25%, dated 6/1/07 due 5/30/08 (Collateralized by U.S. Treasury Obligations valued at $32,406,021, 6.13% - 7.25%, 8/15/22 - 8/15/29)	31,593	30,000
5.3%, dated 6/8/07 due 6/6/08 (Collateralized by U.S. Treasury Obligations valued at $32,388,453, 6.13% - 8.75%, 8/15/20 - 8/15/29)	31,608	30,000
TOTAL REPURCHASE AGREEMENTS		4,080,036
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $4,539,195)		4,539,195
NET OTHER ASSETS - 0.1%		4,858
NET ASSETS - 100%		$ 4,544,053
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$3,894,433,000 due 5/01/08 at 1.96%
BNP Paribas Securities Corp.	$ 684,845
Barclays Capital, Inc.	342,423
Credit Suisse Securities (USA) LLC	171,211
Deutsche Bank Securities, Inc.	299,620
Dresdner Kleinwort Securities LLC	462,271
Fortis Securities LLC	213,865
HSBC Securities (USA), Inc.	256,817
J.P. Morgan Securities, Inc.	441,249
Merrill Lynch Government Securities, Inc.	513,634
Societe Generale, New York Branch	508,498
$ 3,894,433
$51,603,000 due 5/01/08 at 1.97%
BNP Paribas Securities Corp.	$ 19,612
Banc of America Securities LLC	6,316
Dresdner Kleinwort Securities LLC	10,698
J.P. Morgan Securities, Inc.	14,977
$ 51,603

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Treasury Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2008 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $4,080,036) - See accompanying schedule: Unaffiliated issuers (cost $4,539,195)		$ 4,539,195
Cash		310
Receivable for fund shares sold		52,031
Interest receivable		5,747
Prepaid expenses		8
Receivable from investment adviser for expense reductions		119
Other receivables		7
Total assets		4,597,417

Liabilities
Payable for fund shares redeemed	$ 49,787
Distributions payable	322
Accrued management fee	935
Distribution fees payable	1,481
Other affiliated payables	781
Other payables and accrued expenses	58
Total liabilities		53,364

Net Assets		$ 4,544,053
Net Assets consist of:
Paid in capital		$ 4,543,802
Undistributed net investment income		49
Accumulated undistributed net realized gain (loss) on investments		202
Net Assets		$ 4,544,053

Daily Money Class: Net Asset Value, offering price and redemption price per share ($2,272,160 ÷ 2,272,276 shares)		$ 1.00

Capital Reserves Class: Net Asset Value, offering price and redemption price per share ($2,044,277 ÷ 2,043,793 shares)		$ 1.00

Advisor B Class: Net Asset Value and offering price per share ($67,220 ÷ 67,229 shares)A		$ 1.00

Advisor C Class: Net Asset Value and offering price per share ($160,396 ÷ 160,406 shares)A		$ 1.00

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Treasury Fund
Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended April 30, 2008 (Unaudited)

Investment Income
Interest		$ 66,050

Expenses
Management fee	$ 5,405
Transfer agent fees	4,327
Distribution fees	8,635
Accounting fees and expenses	188
Custodian fees and expenses	2
Independent trustees' compensation	9
Registration fees	303
Audit	26
Legal	6
Miscellaneous	7
Total expenses before reductions	18,908
Expense reductions	(841)	18,067
Net investment income		47,983
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		180
Net increase in net assets resulting from operations		$ 48,163

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2008 (Unaudited)	Year ended October 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 47,983	$ 146,567
Net realized gain (loss)	180	199
Net increase in net assets resulting from operations	48,163	146,766
Distributions to shareholders from net investment income	(47,985)	(146,567)
Share transactions - net increase (decrease)	682,058	1,229,914
Total increase (decrease) in net assets	682,236	1,230,113

Net Assets
Beginning of period	3,861,817	2,631,704
End of period (including undistributed net investment income of $49 and undistributed net investment income of $51, respectively)	$ 4,544,053	$ 3,861,817

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Daily Money Class

	Six months ended April 30, 2008	Years ended October 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.012	.045	.041	.021	.005	.005
Distributions from net investment income	(.012)	(.045)	(.041)	(.021)	(.005)	(.005)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	1.22%	4.55%	4.16%	2.16%	.51%	.55%
Ratios to Average Net Assets D
Expenses before reductions	.73% A	.73%	.75%	.74%	.75%	.75%
Expenses net of fee waivers, if any	.70% A	.70%	.70%	.70%	.70%	.70%
Expenses net of all reductions	.70% A	.70%	.70%	.70%	.70%	.70%
Net investment income	2.38% A	4.44%	4.13%	2.14%	.50%	.56%
Supplemental Data
Net assets, end of period (in millions)	$ 2,272	$ 1,833	$ 1,325	$ 982	$ 1,010	$ 1,151

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Capital Reserves Class

	Six months ended April 30, 2008	Years ended October 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.011	.042	.038	.019	.003	.003
Distributions from net investment income	(.011)	(.042)	(.038)	(.019)	(.003)	(.003)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	1.10%	4.29%	3.90%	1.91%	.26%	.31%
Ratios to Average Net Assets D
Expenses before reductions	.98% A	.97%	1.00%	.99%	.99%	1.00%
Expenses net of fee waivers, if any	.94% A	.95%	.95%	.95%	.95%	.94%
Expenses net of all reductions	.94% A	.95%	.95%	.95%	.95%	.94%
Net investment income	2.14% A	4.19%	3.88%	1.89%	.25%	.31%
Supplemental Data
Net assets, end of period (in millions)	$ 2,044	$ 1,848	$ 1,114	$ 764	$ 674	$ 852

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Advisor B Class

	Six months ended April 30, 2008	Years ended October 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.009	.037	.033	.014	.001	.001
Distributions from net investment income	(.009)	(.037)	(.033)	(.014)	(.001)	(.001)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C, D	.86%	3.77%	3.38%	1.40%	.12%	.11%
Ratios to Average Net Assets E
Expenses before reductions	1.49% A	1.48%	1.50%	1.49%	1.49%	1.50%
Expenses net of fee waivers, if any	1.41% A	1.45%	1.45%	1.45%	1.07%	1.15%
Expenses net of all reductions	1.41% A	1.45%	1.45%	1.45%	1.07%	1.15%
Net investment income	1.67% A	3.69%	3.38%	1.39%	.12%	.12%
Supplemental Data
Net assets, end of period (in millions)	$ 67	$ 57	$ 83	$ 112	$ 161	$ 229

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Advisor C Class

	Six months ended April 30, 2008	Years ended October 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.009	.037	.033	.014	.001	.001
Distributions from net investment income	(.009)	(.037)	(.033)	(.014)	(.001)	(.001)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C, D	.86%	3.78%	3.38%	1.40%	.12%	.11%
Ratios to Average Net Assets E
Expenses before reductions	1.49% A	1.47%	1.50%	1.49%	1.50%	1.50%
Expenses net of fee waivers, if any	1.41% A	1.45%	1.45%	1.45%	1.10%	1.15%
Expenses net of all reductions	1.41% A	1.45%	1.45%	1.45%	1.10%	1.15%
Net investment income	1.67% A	3.69%	3.38%	1.39%	.10%	.12%
Supplemental Data
Net assets, end of period (in millions)	$ 160	$ 124	$ 110	$ 105	$ 117	$ 110

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Prime Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 4/30/08	% of fund's investments 10/31/07	% of fund's investments 4/30/07
0 - 30	49.0	53.3	63.3
31 - 90	40.3	29.4	23.7
91 - 180	7.6	14.4	4.4
181 - 397	3.1	2.9	8.6
Weighted Average Maturity
	4/30/08	10/31/07	4/30/07
Prime Fund	50 Days	47 Days	43 Days
All Taxable Money Market Funds Average A	46 Days	42 Days	40 Days
Asset Allocation (% of fund's net assets)
As of April 30, 2008*		As of October 31, 2007**
	Commercial Paper 11.7%		Commercial Paper 19.7%
	Bank CDs, BAs, TDs, and Notes 69.1%		Bank CDs, BAs, TDs, and Notes 62.5%
	Government Securities 3.6%		Government Securities 0.0%
	Repurchase Agreements 16.1%		Repurchase Agreements 18.0%
	Other Investments 0.4%		Other Investments 2.2%
	Net Other Assets(dagger) (0.9)%		Net Other Assets(dagger) (2.4)%
* Foreign investments	46.4%	** Foreign investments	41.1%

(dagger) Net Other Assets are not included in the pie chart.

A Source: iMoneyNet, Inc.

Semiannual Report

Prime Fund

Investments April 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Certificates of Deposit - 31.2%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
London Branch, Eurodollar, Foreign Banks - 11.7%
Banco Bilbao Vizcaya Argentaria SA
6/19/08	2.52%	$ 40,000	$ 40,000
Banco Santander SA
7/10/08 to 8/13/08	2.95 to 4.25	522,000	522,044
Bank of Scotland PLC
6/19/08	2.58	145,000	145,000
Calyon
6/10/08 to 6/16/08	4.90 to 5.42	150,000	150,000
Credit Agricole SA
11/5/08 to 1/28/09	3.01 to 3.10	175,000	175,000
Credit Industriel et Commercial
5/15/08 to 7/17/08	2.65 to 3.13	404,000	404,000
HSBC Bank PLC
6/20/08	2.55	100,000	100,000
ING Bank NV
5/19/08 to 6/17/08	2.80 to 3.08	610,000	610,000
Intesa Sanpaolo SpA
7/9/08	3.50	9,000	9,017
Lloyds TSB Bank PLC
6/19/08	2.45	100,000	100,000
National Australia Bank Ltd.
6/16/08	2.57	24,000	24,012
Royal Bank of Scotland PLC
7/9/08	3.50	22,000	22,033
Societe Generale
7/7/08	4.60	100,000	100,000
UniCredit SpA
6/16/08 to 6/17/08	2.86 to 2.88	177,000	177,000
			2,578,106
Certificates of Deposit - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - 19.5%
Abbey National Treasury Services PLC
5/19/08	3.27% (c)	$ 26,000	$ 26,000
Banco Bilbao Vizcaya Argentaria SA
6/3/08 to 10/30/08	2.50 to 3.05	182,000	182,011
Banco Santander SA
9/18/08 to 10/20/08	2.61 to 2.75	142,000	142,000
Bank of Scotland PLC
5/6/08 to 7/25/08	2.58 to 4.92 (c)	706,000	706,000
Barclays Bank PLC
6/4/08	3.00	100,000	100,000
BNP Paribas SA
5/20/08 to 4/23/09	2.65 to 4.86	737,000	737,000
Canadian Imperial Bank of Commerce
5/23/08	2.90 (c)	100,000	100,000
Credit Suisse First Boston
7/28/08	3.00 (c)	200,000	200,000
Deutsche Bank AG
6/3/08 to 7/7/08	2.91 to 3.17 (c)	125,000	125,000
Intesa Sanpaolo SpA
6/17/08 to 7/10/08	2.54 to 2.78	388,000	388,000
Landesbank Baden-Wuert
6/11/08	5.45	50,000	49,999
Natixis SA
7/28/08	3.10	100,000	100,000
Rabobank Nederland
7/10/08 to 4/20/09	2.63 to 2.90	610,000	610,000
San Paolo IMI SpA
4/21/09	3.15	50,000	50,000
Societe Generale
5/7/08 to 7/24/08	2.96 to 3.07	187,000	187,000
Toronto-Dominion Bank
5/30/08 to 10/14/08	2.65 to 4.88	575,000	575,205
			4,278,215
TOTAL CERTIFICATES OF DEPOSIT			6,856,321
Commercial Paper - 11.7%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Banco Espirito Santo
7/17/08	2.98%	$ 33,000	$ 32,791
Citigroup Funding, Inc.
5/12/08 to 6/9/08	3.18 to 3.24	288,000	287,424
Dakota Notes (Citibank Credit Card Issuance Trust)
5/2/08 to 6/24/08	3.30 to 3.43	225,000	224,437
DnB NOR Bank ASA
5/27/08	4.85	42,000	41,857
Edison Asset Securitization LLC
10/29/08	2.82	48,992	48,307
Emerald Notes (BA Credit Card Trust)
5/6/08 to 6/13/08	3.12 to 3.38	143,500	143,010
General Electric Capital Corp.
8/22/08 to 9/2/08	2.73 to 4.54	49,000	48,415
Govco, Inc.
5/6/08 to 5/27/08	3.04 to 3.06	388,600	388,039
Intesa Funding LLC
5/27/08	3.07	71,000	70,844
JPMorgan Chase & Co.
8/4/08	2.92	150,000	148,862
Morgan Stanley
6/13/08	5.29	43,000	42,739
Nationwide Building Society
5/12/08 to 5/19/08	2.95 to 3.10	151,000	150,823
Palisades Notes (Citibank Omni Master Trust)
5/15/08 to 5/23/08	3.12 to 3.22	252,000	251,641
Royal Bank of Scotland PLC
6/5/08	2.60	98,000	97,754
Santander Finance, Inc.
6/9/08 to 10/2/08	2.70 to 4.92	300,000	297,702
Sheffield Receivables Corp.
5/8/08	2.81	39,000	38,979
Societe Generale North America, Inc.
7/24/08	3.07	100,000	99,289
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Thames Asset Global Securities No. 1, Inc.
5/12/08 to 6/25/08	2.77 to 3.09%	$ 49,341	$ 49,222
UniCredito Italiano Bank (Ireland) PLC
7/11/08	2.90	100,000	99,432
TOTAL COMMERCIAL PAPER			2,561,567
Federal Agencies - 3.2%

Fannie Mae - 1.2%
5/1/08	2.49 to 2.52 (c)	250,000	250,000
Federal Home Loan Bank - 0.2%
3/24/09	2.27	50,000	49,996
Freddie Mac - 1.8%
5/19/08 to 5/21/08	2.70 to 2.78 (c)	400,000	399,972
TOTAL FEDERAL AGENCIES			699,968
U.S. Treasury Obligations - 0.4%

U.S. Treasury Bills - 0.4%
10/16/08	1.39 to 1.44	94,366	93,751
Master Notes - 2.7%

Asset Funding Co. III LLC
5/7/08 to 7/14/08	2.80 to 2.91 (c)(d)	308,000	308,000
Goldman Sachs Group, Inc.
6/16/08 to 7/15/08	3.19 to 3.23 (d)	219,000	219,000
Lehman Brothers Holdings, Inc.
5/1/08 to 5/12/08	2.59 to 2.84 (c)(d)	63,000	63,000
TOTAL MASTER NOTES			590,000
Medium-Term Notes - 34.5%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
AIG Matched Funding Corp.
5/1/08 to 5/20/08	2.76 to 3.37% (b)(c)	$ 132,000	$ 132,000
5/15/08	3.06 (c)	88,000	88,000
Allstate Life Global Funding Trusts
6/20/08	3.33 (c)	40,000	40,000
ASIF Global Financing XXX
5/23/08	2.93 (b)(c)	55,000	55,000
Australia & New Zealand Banking Group Ltd.
5/23/08 to 6/2/08	2.92 to 3.35 (b)(c)	140,000	140,000
Banesto SA
7/18/08	2.73 (b)(c)	90,000	90,000
Bank of America NA
5/12/08 to 7/25/08	2.92 to 3.21 (c)	409,000	408,997
Bank of Montreal
5/29/08	3.33 (b)(c)	85,000	85,000
Banque Federative du Credit Mutuel
5/13/08	2.73 (b)(c)	86,000	86,000
Bayerische Landesbank Girozentrale
5/19/08 to 7/15/08	2.75 to 3.11 (c)	190,000	190,000
Beta Finance, Inc./Beta Finance Corp.
7/9/08 to 7/15/08	2.65 (b)(c)	44,000	43,997
BNP Paribas SA
5/27/08	2.89 (b)(c)	75,000	75,000
5/6/08 to 5/13/08	2.64 to 4.03 (c)	155,000	154,990
BNP Paribas US Medium-Term Note Program LLC
6/16/08	2.79 (c)	35,000	34,993
BP Capital Markets PLC
6/11/08	3.04 (c)	83,000	83,000
Caja de Ahorros y Pensiones de Barcelona
7/23/08	2.92 (b)(c)	90,000	90,000
Caja Madrid SA
7/21/08	2.97 (c)	46,000	46,000
Calyon
5/30/08	2.82 (c)	131,000	130,954
CC USA, Inc.
7/9/08	2.65 (b)(c)	82,000	81,994
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Citigroup Funding, Inc.
5/13/08 to 5/14/08	3.07% (c)	$ 427,000	$ 427,000
Commonwealth Bank of Australia
5/27/08 to 7/3/08	2.88 to 2.92 (b)(c)	211,000	211,000
Credit Agricole SA
6/23/08 to 7/23/08	2.57 to 2.91 (b)(c)	445,000	445,000
Cullinan Finance Ltd./Corp.
5/20/08	5.35 (b)	100,000	100,000
Danske Bank A/S
5/20/08	2.79 (b)(c)	150,000	149,996
DnB NOR Bank ASA
5/27/08	2.90 (b)(c)	150,000	150,000
Dorada Finance, Inc.
7/9/08	2.65 (b)(c)	24,000	23,998
General Electric Capital Corp.
5/7/08 to 7/28/08	2.74 to 2.92 (c)	607,000	606,908
Genworth Life Insurance Co.
5/1/08	2.78 (c)(d)	25,000	25,000
Hartford Life Global Funding Trust
5/15/08	2.78 (c)	40,000	40,000
HBOS Treasury Services PLC
6/24/08	2.67 (b)(c)	85,000	85,000
HSBC Finance Corp.
5/27/08	2.96 (c)	45,000	45,000
HSH Nordbank AG
5/23/08	2.96 (b)(c)	47,000	47,000
ING USA Annuity & Life Insurance Co.
5/27/08	3.18 (c)(d)	25,000	25,000
Intesa Bank Ireland PLC
5/27/08	2.91 (b)(c)	150,000	150,000
Links Finance LLC
7/14/08 to 7/21/08	2.68 to 2.79 (b)(c)	70,000	69,999
Merrill Lynch & Co., Inc.
5/6/08	2.79 (c)	27,000	27,005
MetLife Insurance Co. of Connecticut
5/16/08 to 6/30/08	2.95 to 3.15 (c)(d)	45,000	45,000
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Metropolitan Life Global Funding I
5/6/08	2.79% (b)(c)	$ 32,148	$ 32,148
Monumental Global Funding 2007
5/29/08	3.24 (b)(c)	44,000	44,000
Morgan Stanley
5/1/08 to 5/27/08	2.41 to 2.98 (c)	124,000	124,000
National Australia Bank Ltd.
6/6/08	3.22 (b)(c)	113,000	113,000
New York Life Insurance Co.
5/30/08 to 6/30/08	2.86 to 3.15 (c)(d)	135,000	135,000
Pacific Life Global Funding
5/6/08 to 5/13/08	2.78 to 2.79 (b)(c)	27,500	27,500
PNC Bank NA, Pittsburgh
5/6/08	3.35 (c)	44,000	44,000
RACERS
5/22/08	3.02 (b)(c)	95,000	95,000
Royal Bank of Canada
5/12/08 to 5/30/08	2.78 to 2.81 (c)	43,000	42,992
5/6/08 to 5/15/08	2.71 to 3.25 (b)(c)	250,000	250,000
Royal Bank of Scotland PLC
5/21/08	2.83 (b)(c)	100,000	100,000
Security Life of Denver Insurance Co.
5/28/08	3.17 (c)(d)	18,000	18,000
Sigma Finance, Inc.
6/30/08	2.64 (b)(c)	125,000	124,998
6/6/08 to 8/1/08	5.40 (b)	275,000	275,000
Skandinaviska Enskilda Banken AB
6/9/08 to 6/23/08	2.59 to 2.98 (b)(c)	189,000	188,993
Societe Generale
5/2/08	2.70 (b)(c)	44,000	44,000
Svenska Handelsbanken AB
5/13/08 to 7/7/08	2.71 to 2.94 (b)(c)	174,000	174,000
Transamerica Occidental Life Insurance Co.
5/29/08 to 7/1/08	2.95 to 3.15 (c)(d)	88,000	88,000
UniCredito Italiano Bank (Ireland) PLC
5/13/08 to 7/11/08	2.71 to 2.74 (b)(c)	216,500	216,466
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Wachovia Bank NA
5/27/08 to 7/25/08	2.88 to 2.99% (c)	$ 137,000	$ 136,998
Wells Fargo & Co.
5/15/08	2.80 (b)(c)	100,000	100,000
WestLB AG
5/12/08 to 6/30/08	2.75 to 2.79 (b)(c)	102,000	102,000
Westpac Banking Corp.
5/6/08 to 6/4/08	3.28 to 4.69 (b)(c)	352,000	351,927
6/11/08	3.00 (c)	20,000	20,000
TOTAL MEDIUM-TERM NOTES			7,576,853
Short-Term Notes - 0.6%

Hartford Life Insurance Co.
6/3/08	3.23 (c)(d)	20,000	20,000
Jackson National Life Insurance Co.
7/2/08	2.77 (c)(d)	25,000	25,000
Metropolitan Life Insurance Co.
5/1/08 to 7/2/08	2.98 to 3.53 (c)(d)	45,000	45,000
Transamerica Occidental Life Insurance Co.
5/1/08	3.41 (c)(d)	40,000	40,000
TOTAL SHORT-TERM NOTES			130,000
Asset-Backed Securities - 0.4%

Master Funding Trust I
5/27/08 to 6/25/08	2.88 to 3.14 (b)(c)	89,000	89,000
Municipal Securities - 0.1%

Denver City & County School District # 1 Series 2008 A, VRDN
5/7/08	3.10 (c)	19,700	19,700
Denver City & County School District # 1 Series 2008 B1, VRDN
5/7/08	3.10 (c)	13,100	13,100
TOTAL MUNICIPAL SECURITIES		32,800
Repurchase Agreements - 16.1%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at:
2.01% dated 4/30/08 due 5/1/08 (Collateralized by U.S. Government Obligations) #	$ 47,709	$ 47,706
2.1% dated 4/30/08 due 5/1/08 (Collateralized by U.S. Government Obligations) #	609	609
With:
Banc of America Securities LLC At 2.69%, dated 4/30/08 due 5/1/08 (Collateralized by Equity Securities valued at $240,467,967)	229,017	229,000
Barclays Capital, Inc. At:
2.59%, dated 4/30/08 due 5/1/08 (Collateralized by Corporate Obligations valued at $137,710,352, 6.13% - 7.9%, 6/15/10 - 6/1/37)	135,010	135,000
2.64%, dated 4/30/08 due 5/1/08 (Collateralized by Equity Securities valued at $891,515,319)	849,062	849,000
Citigroup Global Markets, Inc. At 2.59%, dated 4/30/08 due 5/1/08 (Collateralized by Mortgage Loan Obligations valued at $141,760,189, 4.54%, 3/25/35)	135,010	135,000
Deutsche Bank Securities, Inc. At 2.64%, dated 4/30/08 due 5/1/08 (Collateralized by Corporate Obligations valued at $1,023,825,005, 0% - 8%, 5/15/08 - 5/16/34)	975,071	975,000
Goldman Sachs & Co. At:
2.88%, dated 4/2/08 due 7/2/08 (Collateralized by Corporate Obligations valued at $170,495,329, 0.13% - 3.5%, 12/1/09 - 1/15/31)	163,179	162,000
2.91%, dated 4/15/08 due 7/24/08 (Collateralized by Commercial Paper Obligations valued at $91,918,728, 6/6/08 - 6/24/08)	90,728	90,000
3.12%, dated 4/23/08 due 7/28/08 (Collateralized by Corporate Obligations valued at $95,356,457, 0% - 11.1%, 7/28/08 - 7/12/42)	91,757	91,000
3.2%, dated 2/4/08 due 5/5/08 (Collateralized by U.S. Government Obligations valued at $92,318,444, 0% - 7.5%, 2/25/34 - 12/25/45)	89,719	89,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Lehman Brothers, Inc. At:
2.66%, dated 4/30/08 due 5/1/08 (Collateralized by Municipal Bond Obligations valued at $646,801,959, 0% - 6%, 6/1/08 - 4/1/47)	$ 616,045	$ 616,000
2.92%, dated 4/8/08 due 5/8/08 (Collateralized by Corporate Obligations valued at $43,940,062, 2.69% - 10%, 12/15/28 - 7/25/43)	43,105	43,000
3.11%, dated 4/29/08 due 6/4/08 (Collateralized by Corporate Obligations valued at $86,711,099, 7.06%, 12/20/37)	85,264	85,000
TOTAL REPURCHASE AGREEMENTS		3,547,315
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $22,177,575)		22,177,575
NET OTHER ASSETS - (0.9)%		(201,143)
NET ASSETS - 100%		$ 21,976,432
Security Type Abbreviation
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,639,016,000 or 21.1% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,056,000,000 or 4.8% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Asset Funding Co. III LLC: 2.80%, 5/7/08	11/7/06	$ 90,000
2.81%, 5/7/08	8/29/06	$ 88,000
2.91%, 7/14/08	10/10/07	$ 130,000
Genworth Life Insurance Co. 2.78%, 5/1/08	7/31/07	$ 25,000
Security	Acquisition Date	Cost (000s)
Goldman Sachs Group, Inc.: 3.19%, 7/15/08	2/14/08	$ 131,000
3.23%, 6/16/08	2/14/08	$ 88,000
Hartford Life Insurance Co. 3.23%, 6/3/08	12/16/03	$ 20,000
ING USA Annuity & Life Insurance Co. 3.18%, 5/27/08	6/23/05	$ 25,000
Jackson National Life Insurance Co. 2.77%, 7/2/08	3/31/03	$ 25,000
Lehman Brothers Holdings, Inc.: 2.59%, 5/1/08	12/11/06	$ 18,000
2.84%, 5/12/08	1/10/07	$ 45,000
MetLife Insurance Company of Connecticut: 2.95%, 6/30/08	3/25/08	$ 25,000
3.15%, 5/16/08	5/17/07	$ 15,000
3.15%, 5/19/08	8/17/07	$ 5,000
Metropolitan Life Insurance Co.: 2.98%, 7/2/08	3/26/02	$ 35,000
3.53%, 5/1/08	2/24/03	$ 10,000
New York Life Insurance Co.: 2.86%, 6/30/08	3/28/08	$ 75,000
3.15%, 5/30/08	11/9/07	$ 60,000
Security Life of Denver Insurance Co. 3.17%, 5/28/08	8/26/05	$ 18,000
Security	Acquisition Date	Cost (000s)
Transamerica Occidental Life Insurance Co.: 2.95%, 7/1/08	3/27/08	$ 38,000
3.15%, 5/29/08	4/29/08	$ 50,000
3.41%, 5/1/08	4/28/00	$ 40,000
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$47,706,000 due 5/01/08 at 2.01%
Banc of America Securities LLC	$ 23,853
UBS Securities LLC	23,853
$ 47,706
$609,000 due 5/01/08 at 2.10%
BNP Paribas Securities Corp.	$ 148
Banc of America Securities LLC	74
Bank of America, NA	111
Barclays Capital, Inc.	73
ING Financial Markets LLC	74
Merrill Lynch Government Securities, Inc.	37
Societe Generale, New York Branch	92
$ 609
Income Tax Information
At October 31, 2007, the fund had a capital loss carryforward of approximately $214,000 of which $76,000 and $138,000 will expire on October 31, 2012 and 2013, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Prime Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2008 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $3,547,315) - See accompanying schedule: Unaffiliated issuers (cost $22,177,575)		$ 22,177,575
Cash		291
Receivable for fund shares sold		290,693
Interest receivable		83,846
Prepaid expenses		38
Receivable from investment adviser for expense reductions		671
Other receivables		201
Total assets		22,553,315

Liabilities
Payable for investments purchased	$ 210,271
Payable for fund shares redeemed	349,463
Distributions payable	905
Accrued management fee	4,678
Distribution fees payable	7,302
Other affiliated payables	3,855
Other payables and accrued expenses	409
Total liabilities		576,883

Net Assets		$ 21,976,432
Net Assets consist of:
Paid in capital		$ 21,973,797
Distributions in excess of net investment income		(199)
Accumulated undistributed net realized gain (loss) on investments		2,834
Net Assets		$ 21,976,432

Daily Money Class: Net Asset Value, offering price and redemption price per share ($9,665,734 ÷ 9,664,632 shares)		$ 1.00

Capital Reserves Class: Net Asset Value, offering price and redemption price per share ($12,310,698 ÷ 12,308,602 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended April 30, 2008 (Unaudited)

Investment Income
Interest		$ 465,698

Expenses
Management fee	$ 27,017
Transfer agent fees	21,616
Distribution fees	42,210
Accounting fees and expenses	648
Custodian fees and expenses	115
Independent trustees' compensation	44
Registration fees	2,633
Audit	38
Legal	32
Miscellaneous	35
Total expenses before reductions	94,388
Expense reductions	(4,179)	90,209
Net investment income		375,489
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		3,048
Net increase in net assets resulting from operations		$ 378,537

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Prime Fund
Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2008 (Unaudited)	Year ended October 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 375,489	$ 810,511
Net realized gain (loss)	3,048	301
Net increase in net assets resulting from operations	378,537	810,812
Distributions to shareholders from net investment income	(375,484)	(810,497)
Share transactions - net increase (decrease)	2,677,029	3,565,185
Total increase (decrease) in net assets	2,680,082	3,565,500

Net Assets
Beginning of period	19,296,350	15,730,850
End of period (including distributions in excess of net investment income of $199 and distributions in excess of net investment income of $204, respectively)	$ 21,976,432	$ 19,296,350

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Daily Money Class

	Six months ended April 30, 2008	Years ended October 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.018	.047	.042	.023	.006	.006
Distributions from net investment income	(.018)	(.047)	(.042)	(.023)	(.006)	(.006)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	1.84%	4.82%	4.28%	2.29%	.61%	.65%
Ratios to Average Net Assets D
Expenses before reductions	.74% A	.74%	.75%	.75%	.73%	.73%
Expenses net of fee waivers, if any	.70% A	.70%	.70%	.70%	.70%	.70%
Expenses net of all reductions	.70% A	.70%	.70%	.70%	.70%	.70%
Net investment income	3.64% A	4.72%	4.23%	2.28%	.62%	.65%
Supplemental Data
Net assets, end of period (in millions)	$ 9,666	$ 8,467	$ 6,741	$ 5,065	$ 4,906	$ 4,744

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Capital Reserves Class

	Six months ended April 30, 2008	Years ended October 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.017	.045	.039	.020	.004	.004
Distributions from net investment income	(.017)	(.045)	(.039)	(.020)	(.004)	(.004)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	1.71%	4.56%	4.02%	2.03%	.36%	.40%
Ratios to Average Net Assets D
Expenses before reductions	.99% A	.99%	1.00%	1.00%	.99%	.97%
Expenses net of fee waivers, if any	.95% A	.95%	.95%	.95%	.95%	.95%
Expenses net of all reductions	.95% A	.95%	.95%	.95%	.95%	.95%
Net investment income	3.39% A	4.47%	3.98%	2.03%	.37%	.40%
Supplemental Data
Net assets, end of period (in millions)	$ 12,311	$ 10,829	$ 8,990	$ 7,460	$ 6,727	$ 4,945

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Tax-Exempt Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 4/30/08	% of fund's investments 10/31/07	% of fund's investments 4/30/07
0 - 30	83.1	83.8	91.9
31 - 90	7.6	3.0	0.5
91 - 180	6.4	3.0	5.8
181 - 397	2.9	10.2	1.8
Weighted Average Maturity
	4/30/08	10/31/07	4/30/07
Tax-Exempt Fund	26 Days	39 Days	19 Days
All Tax-Free Money Market Funds AverageA	25 Days	30 Days	20 Days
Asset Allocation (% of fund's net assets)
As of April 30, 2008	As of October 31, 2007
Variable Rate Demand Notes (VRDNs) 78.3%	Variable Rate Demand Notes (VRDNs) 76.1%
Commercial Paper (including CP Mode) 6.7%	Commercial Paper (including CP Mode) 3.6%
Tender Bonds 1.5%	Tender Bonds 1.8%
Municipal Notes 9.4%	Municipal Notes 10.9%
Municipal Bonds 1.6%	Municipal Bonds 0.9%
Fidelity Tax-Free Cash Central Fund 1.6%	Fidelity Tax-Free Cash Central Fund 2.4%
Net Other Assets 0.9%	Net Other Assets 4.3%

ASource: iMoneyNet, Inc.

Semiannual Report

Tax-Exempt Fund

Investments April 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.1%
	Principal Amount (000s)	Value (000s)
Alabama - 0.8%
Alabama Pub. School & College Auth. Rev. Participating VRDN:
Series Putters 124, 2.93% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	$ 10,000	$ 10,000
Series Putters 2403, 2.51% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	9,995	9,995
Birmingham Wtrwks. & Swr. Board Wtr. & Swr. Rev. Participating VRDN Series ROC II R 10105, 2.46% (Liquidity Facility Citigroup, Inc.) (c)(f)	4,100	4,100
Huntsville Health Care Auth. Series 2005 A, 2.48%, LOC Regions Bank of Alabama, VRDN (c)	12,700	12,700
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.) Series 1999 B, 2.58%, LOC Wachovia Bank NA, VRDN (c)	13,700	13,700
Mobile Wtr. & Swr. Commissioners Wtr. & Swr. Rev. Participating VRDN Series Solar 06 109, 2.44% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	10,365	10,365
		60,860
Alaska - 0.8%
Alaska Hsg. Fin. Corp. Series 2003 A2, 2.48% (FSA Insured), VRDN (c)	12,075	12,075
Anchorage Gen. Oblig. TAN 2.5% 12/30/08	14,600	14,657
CIVICVentures Rev. Participating VRDN Series Solar 06 33, 2.46% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	12,305	12,305
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 2.55%, VRDN (c)	19,000	19,000
(Exxon Pipeline Co. Proj.) Series 1993 B, 2.6%, VRDN (c)	4,300	4,300
		62,337
Arizona - 1.9%
Arizona Ctfs. of Prtn. Participating VRDN Series LB 08 P30W, 2.9% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	9,000	9,000
Arizona Health Facilities Auth. Rev. (Banner Health Proj.) Series 2005 A, 3.9% (MBIA Insured), VRDN (c)	16,500	16,500
Phoenix Civic Impt. Corp. Excise Tax Rev. Participating VRDN Series MACN 05 L, 4% (Liquidity Facility Bank of America NA) (c)(f)	4,675	4,675
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev.:
Participating VRDN Series ROC II R 6039, 2.51% (Liquidity Facility Citigroup, Inc.) (c)(f)	5,120	5,120
Series 2007 A, 2% 6/5/08, LOC Dexia Cr. Local de France, CP	6,400	6,400
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Pima County Indl. Dev. Auth. Rev. (Broadway Proper Congregate Proj.) Series 2000 A, 2.44%, LOC State Street Bank & Trust Co., Boston, VRDN (c)	$ 4,000	$ 4,000
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Participating VRDN:
Series EGL 06 0141, 2.44% (Liquidity Facility Citibank NA) (c)(f)	9,800	9,800
Series EGL 06 14 Class A, 2.44% (Liquidity Facility Citibank NA) (c)(f)	6,200	6,200
Series MS 04 1227, 2.43% (Liquidity Facility Morgan Stanley) (c)(f)	1,900	1,900
Series PT 1512, 2.46% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	1,000	1,000
Series ROC II R 1002, 2.43% (Liquidity Facility Citigroup, Inc.) (c)(f)	4,480	4,480
Series ROC II R 1003, 2.44% (Liquidity Facility Citigroup, Inc.) (c)(f)	5,170	5,170
Series ROC II R 12039, 2.44% (Liquidity Facility Citigroup, Inc.) (c)(f)	12,070	12,070
Series ROC II R 12097, 2.43% (Liquidity Facility Citigroup, Inc.) (c)(f)	24,790	24,790
Series ROC II R 9198, 2.43% (Liquidity Facility Citigroup, Inc.) (c)(f)	5,175	5,175
Series C, 1.95% 8/5/08, CP	7,500	7,500
Salt Verde Finl. Corp. Sr. Gas Rev. Participating VRDN:
Series ROC II R 11256, 2.45% (Liquidity Facility Citibank NA) (c)(f)	5,250	5,250
Series ROC II R 11258, 2.45% (Liquidity Facility Citibank NA) (c)(f)	2,300	2,300
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Health Care Proj.) Series 2006 C, 2.5% (FSA Insured), VRDN (c)	7,100	7,100
Tolleson Muni. Fin. Corp. Rev. Bonds (American Wtr. Cap. Corp. Proj.) 2.4% tender 6/9/08, CP mode	8,560	8,560
		146,990
Arkansas - 0.1%
Univ. of Arkansas Univ. Revs. Participating VRDN Series Solar 06 26, 2.49% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	4,950	4,950
California - 2.5%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Series 2004 B, 3.25% (AMBAC Insured), VRDN (c)	23,195	23,195
Series 2007 G3, 2.9% (AMBAC Insured), VRDN (c)	14,200	14,200
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig. RAN 4% 6/30/08	$ 107,400	$ 107,509
Los Angeles Reg'l. Arpts. Impt. Rev. (Los Angeles Int'l. Arpt./Air France Proj.) 2.43%, LOC Societe Generale, VRDN (c)	3,100	3,100
Orange County Sanitation District Ctfs. of Prtn. Participating VRDN Series LB 08 K11W, 2.85% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	9,850	9,850
Orange County Trans. Auth. Toll Road Rev. (91 Express Lanes Proj.) Series 2003 B1, 3.8% (AMBAC Insured), VRDN (c)	28,000	28,000
Univ. of California Revs. Participating VRDN Series LB 05 K11, 2.75% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	6,480	6,480
		192,334
Colorado - 2.7%
Aurora Swr. Impt. Rev. Participating VRDN Series Solar 06 72, 2.49% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	15,235	15,235
Colorado Dept. of Corrections Ctfs. of Prtn. Participating VRDN Series Putters 1252, 2.68% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,600	5,600
Colorado Ed. Ln. Prog. TRAN 3.5% 8/5/08	13,600	13,620
Colorado Health Facilities Auth. Rev.:
(Boulder Cmnty. Hosp. Proj.):
Series 2000, 2.6%, LOC JPMorgan Chase Bank, VRDN (c)	31,415	31,415
Series 2003 B, 2.5%, LOC JPMorgan Chase Bank, VRDN (c)	10,000	10,000
(Catholic Health Initiatives Proj.):
Series B1, 2.7% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (c)	17,220	17,220
Series B3, 2.8% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	7,495	7,495
Series B6, 2.7% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	8,400	8,400
Colorado Hsg. Fin. Auth. Single Family Mtg. Rev. Series ADG 1B2, 2.7% (Liquidity Facility DEPFA BANK PLC), VRDN (c)	2,350	2,350
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN Series MS 01 679, 2.48% (Liquidity Facility Morgan Stanley) (c)(f)	6,700	6,700
Colorado Springs Utils. Rev. Series 2000 A, 2.6%, VRDN (c)	53,950	53,950
Denver City & County Arpt. Rev. Participating VRDN Series MS 08 2365, 2.53% (Liquidity Facility Morgan Stanley) (c)(f)	9,200	9,200
Platte County River Pwr. Auth. (Adjustable Elec. Rev. Proj.) Series S1, 2.57% (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	20,200	20,200
		201,385
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Connecticut - 0.7%
Connecticut Health & Edl. Facilities Auth. Rev. (Yale Univ. Proj.) Series V2, 2.55%, VRDN (c)	$ 10,385	$ 10,385
Connecticut Spl. Tax Oblig. Rev.:
(Trans. Infrastructure Proj.) Series 2003 1, 4.5% (AMBAC Insured), VRDN (c)	28,235	28,235
Series 2003 2, 4.5% (AMBAC Insured), VRDN (c)	12,800	12,800
		51,420
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 3.75%, VRDN (c)	3,500	3,500
Series 1999 A, 2.9%, VRDN (c)	3,800	3,800
		7,300
District Of Columbia - 0.6%
District of Columbia Gen. Oblig.:
Participating VRDN:
Series ROC II R 11300, 2.48% (Liquidity Facility Citibank NA) (c)(f)	5,540	5,540
Series ROC II R 11386, 2.48% (Liquidity Facility Citibank NA) (c)(f)	4,835	4,835
Series D-1, 2.5% (FSA Insured), VRDN (c)	11,100	11,100
District of Columbia Rev.:
(American Assoc. Med. Colleges Proj.) 5.25% (AMBAC Insured), VRDN (c)	3,575	3,575
(Carnegie Endowment for Int'l. Peace Proj.) Series 2006, 2.2%, LOC Allied Irish Banks PLC, VRDN (c)	16,475	16,475
(The AARP Foundation Proj.) Series 2004, 2.45%, LOC Bank of America NA, VRDN (c)	1,450	1,450
		42,975
Florida - 10.1%
Alachua County Health Facilities Auth. Health Facilities Rev. (Shands Teaching Hosp. Proj.) 2.58%, LOC SunTrust Banks, Inc., VRDN (c)	33,700	33,700
Brevard County Health Facilities Auth. Health Care Facilities Rev. (Health First, Inc. Proj.) 2.58%, LOC SunTrust Banks, Inc., VRDN (c)	3,235	3,235
Broward County Fin. Auth. Multi-family Hsg. Rev. (Reflections Apts. Proj.) Series 1999, 2.6%, LOC Freddie Mac, VRDN (c)	5,640	5,640
Broward County School District TAN 4% 9/30/08	9,600	9,624
Charlotte County Util. Sys. Rev. Series 2003 B, 2.45% (FSA Insured), VRDN (c)	3,385	3,385
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Davie Gen. Oblig. Rev. (United Jewish Cmnty. Proj.) 2.45%, LOC Bank of America NA, VRDN (c)	$ 3,080	$ 3,080
Escambia County Poll. Cont. Rev. Bonds (Gulf Pwr. Co. Proj.) 2.35%, tender 5/15/09 (c)	7,300	7,300
Florida Board of Ed. Participating VRDN:
Series Floaters 2557, 2.43% (Liquidity Facility Morgan Stanley) (c)(f)	2,305	2,305
Series ROC II R 12079, 2.43% (Liquidity Facility Bayerische Landesbank (UNGTD)) (c)(f)	11,215	11,215
Series ROC II R 6087, 2.43% (Liquidity Facility Citigroup, Inc.) (c)(f)	3,385	3,385
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN:
Series BA 1054, 2.45% (Liquidity Facility Bank of America NA) (c)(f)	13,225	13,225
Series BBT 08 16, 2.48% (Liquidity Facility Branch Banking & Trust Co.) (c)(f)	10,845	10,845
Series EC 1150, 2.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	1,500	1,500
Series EGL 01 905, 2.42% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA) (c)(f)	10,200	10,200
Series EGL 7050054 Class A, 2.44% (Liquidity Facility Citibank NA) (c)(f)	18,840	18,840
Series ROC II R 482, 2.43% (Liquidity Facility Citibank NA) (c)(f)	9,675	9,675
Florida Dept. of Trans. Tpk. Rev.:
Bonds Series A, 4.5% 7/1/08	4,065	4,075
Participating VRDN:
Series Putters 218, 2.43% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	7,820	7,820
Series Putters 2514, 2.51% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,770	4,770
Series Putters 2539, 2.51% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	8,000	8,000
Series PZ 184, 2.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	6,140	6,140
Florida Gen. Oblig. Participating VRDN Series PZ 130, 2.47% (Liquidity Facility Wells Fargo & Co.) (c)(f)	2,860	2,860
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Participating VRDN Series EC 1081, 2.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	9,000	9,000
Florida Muni. Ln. Council Rev. Participating VRDN Series Solar 06 81, 2.49% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	8,670	8,670
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Fort Myers Util. Sys. Rev. Participating VRDN Series Solar 06 53, 2.46% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	$ 12,795	$ 12,795
Gainesville Utils. Sys. Rev. Series B, 2.4% (Liquidity Facility Bank of New York, New York), VRDN (c)	7,335	7,335
Highlands County Health Facilities Auth. Rev.:
Participating VRDN Series Putters 1405, 2.51% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	8,620	8,620
(Adventist Health Sys. - Sunbelt Proj.) Series A-2, 2.45% (FSA Insured), VRDN (c)	6,900	6,900
Hillsborough County Cap. Impt. Prog. Rev. Series A, 2.1% 11/20/08, LOC State Street Bank & Trust Co., Boston, CP	5,720	5,720
Indian River County Hosp. District Hosp. Rev. Series 1985, 2.78%, LOC Wachovia Bank NA, VRDN (c)	2,700	2,700
Jacksonville Econ. Dev. Corp. Rev. (YMCA of Florida's First Coast Proj.) 2.45%, LOC Bank of America NA, VRDN (c)	1,500	1,500
Jacksonville Health Facilities Auth. Participating VRDN Series ROC II R 186, 2.43% (Liquidity Facility Citibank NA) (c)(f)	1,695	1,695
Leesburg Hosp. Rev. (Leesburg Reg'l. Med. Ctr. Proj.) 2.5%, LOC Bank of Nova Scotia, New York Agcy., VRDN (c)	10,000	10,000
Manatee County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1994, 2.6%, VRDN (c)	13,760	13,760
Martin County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2000, 2.85%, VRDN (c)	5,500	5,500
Miami-Dade County Aviation Rev. Series 2005 B, 1.85% 7/2/08, LOC BNP Paribas SA, LOC Dexia Cr. Local de France, CP	4,659	4,659
Miami-Dade County Health Facilities Auth. Hosp. Rev. Participating VRDN Series Putters 208, 2.43% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,775	6,775
Miami-Dade County School Board Ctfs. of Prtn. Participating VRDN:
Series DBE 530, 2.44% (Liquidity Facility Deutsche Bank AG) (c)(f)	6,255	6,255
Series EGL 07 0051, 2.47% (Liquidity Facility Bayerische Landesbank (UNGTD)) (c)(f)	18,315	18,315
Miami-Dade County School District TAN 4% 10/3/08	15,800	15,840
Miami-Dade County Transit Sales Surtax Rev. Participating VRDN Series EGL 06 101 Class A, 2.48% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	22,540	22,540
Miami-Dade County Wtr. & Swr. Rev. 2.45% (FSA Insured), VRDN (c)	16,695	16,695
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Orange County Health Facilities Auth. Rev. Participating VRDN Series LB 08 F63W, 2.7% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	$ 13,550	$ 13,550
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Central Florida YMCA Proj.) Series 2002 A, 2.47%, LOC Bank of America NA, VRDN (c)	2,265	2,265
Orlando & Orange County Expressway Auth. Rev.:
Participating VRDN Series Putters 1345, 2.51% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,990	3,990
Series 2003 C1, 2.5% (FSA Insured), VRDN (c)	22,745	22,745
Series 2003 C3, 2.38% (FSA Insured), VRDN (c)	7,885	7,885
Series 2005 C, 3% (AMBAC Insured), VRDN (c)	57,900	57,900
Series 2008 B2, 2.65%, LOC SunTrust Banks, Inc., VRDN (c)	19,000	19,000
Subseries 2005 A1, 2.85% (AMBAC Insured), VRDN (c)	21,200	21,200
Orlando Utils. Commission Wtr. & Elec. Rev. Series A, 2.7%, VRDN (c)	13,800	13,800
Palm Beach County Health Facilities Auth. Health Facilities Rev. (Bethesda Health Care Sys. Proj.) 2.58%, LOC SunTrust Banks, Inc., VRDN (c)	27,185	27,185
Palm Beach County Rev.:
(Hospice of Palm Beach Proj.) 2.45%, LOC Northern Trust Co., Chicago, VRDN (c)	6,500	6,500
(Morse Oblig. Group Proj.) 2.45%, LOC KeyBank NA, VRDN (c)	13,700	13,700
(Planned Parenthood Proj.) 2.45%, LOC Northern Trust Co., Chicago, VRDN (c)	2,700	2,700
(Raymond F Kravis Ctr. Proj.) 2.5%, LOC Northern Trust Co., Chicago, VRDN (c)	6,100	6,100
Palm Beach County School District 0.8% 8/4/08, LOC Bank of America NA, CP	27,300	27,300
Panama City Beach Participating VRDN Series Solar 2006 129, 2.49% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	9,060	9,060
Peace River/Manasota Reg'l. Wtr. Supply Auth. Rev. Participating VRDN Series ROC II R 607PB, 2.48% (Liquidity Facility Deutsche Postbank AG) (c)(f)	11,760	11,760
Pinellas County Health Facilities Auth. Rev.:
(Baycare Health Sys. Proj.):
Series B1, 2.25% (FSA Insured), VRDN (c)	10,400	10,400
Series B2, 2.41% (FSA Insured), VRDN (c)	32,900	32,900
(Bayfront Med. Ctr., Inc. Projs.) 2.58%, LOC SunTrust Banks, Inc., VRDN (c)	27,125	27,125
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Polk County Util. Sys. Rev. Participating VRDN Series ROC II R 12143, 2.5% (Liquidity Facility Bank of New York, New York) (c)(f)	$ 9,600	$ 9,600
Putnam County Dev. Auth. Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) 2.6%, VRDN (c)	2,980	2,980
Santa Rosa County Health Facilities Rev. (Baptists Hosp., Inc. Proj.) 2.45%, LOC Bank of America NA, VRDN (c)	4,470	4,470
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Participating VRDN Series BA 07 1036, 2.51% (Liquidity Facility Bank of America NA) (c)(f)	11,250	11,250
South Miami Health Facilities Auth. Hosp. Rev. Participating VRDN Series Putters 2473, 2.51% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,550	1,550
Sunshine State Govt. Fing. Commission Rev. Series 2007 J, 1.45% 5/5/08, CP	2,008	2,008
USF Fing. Corp. Ctfs. of Prtn. (College of Medicine Health Facilities Lease Prog.) Series 2006 A2, 2.35%, LOC SunTrust Banks, Inc., VRDN (c)	17,000	17,000
Volusia County Health Facilities Auth. Rev. (Southwest Volusia Healthcare Corp. Proj.) Series 1994 A, 2.39%, LOC SunTrust Banks, Inc., VRDN (c)	7,000	7,000
		759,016
Georgia - 2.5%
Atlanta Arpt. Passenger Facilities Charge Rev. Participating VRDN Series EGL 7053030 Class A, 2.5% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	5,200	5,200
Atlanta Arpt. Rev.:
Series 2003 RFB2, 4.5% (MBIA Insured), VRDN (c)	37,490	37,490
Series 2003 RFC1, 3% (MBIA Insured), VRDN (c)	8,100	8,100
Series 2003 RFC3, 3% (MBIA Insured), VRDN (c)	9,750	9,750
Series 2005 A2, 2.83% 6/25/08, LOC Bayerische Landesbank (UNGTD), LOC Calyon, CP	9,485	9,485
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.) First Series 1998, 2.65%, VRDN (c)	15,690	15,690
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.):
Eighth Series 1994, 2.53%, VRDN (c)	10,000	10,000
Third Series 1994, 2.65%, VRDN (c)	25,800	25,800
Cobb County Hsg. Auth. Multi-family Hsg. Rev. 2.6%, LOC Fannie Mae, VRDN (c)	10,300	10,300
DeKalb Private Hosp. Auth. Rev. (Egleston Children's Hosp. Proj.) Series 1994 B, 2.69%, LOC SunTrust Banks, Inc., VRDN (c)	2,300	2,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Fulton County Dev. Auth.:
(Mount Vernon Presbyterian School Proj.) 2.48%, LOC Branch Banking & Trust Co., VRDN (c)	$ 5,000	$ 5,000
(Pace Academy, Inc. Proj.) 2.45%, LOC Bank of America NA, VRDN (c)	9,000	9,000
(Woodward Academy, Inc. Proj.) Series 1997, 2.44%, LOC SunTrust Banks, Inc., VRDN (c)	3,930	3,930
Fulton County School District TAN 3% 12/31/08	14,100	14,169
Fulton County Wtr. & Swr. Rev. Participating VRDN Series ROC II R 12142, 2.5% (Liquidity Facility Citigroup, Inc.) (c)(f)	4,295	4,295
Macon-Bibb County Hosp. Auth. Rev. (Central Sr. Health, Inc./Carlyle Place Proj.) 2.58%, LOC SunTrust Banks, Inc., VRDN (c)	3,500	3,500
Muni. Elec. Auth. of Georgia Series 1994 B, 2.7% (FSA Insured), VRDN (c)	8,825	8,825
Roswell Hsg. Auth. Multi-family Hsg. Rev. (Greenhouse Roswell Proj.) Series 1996, 2.6%, LOC Fannie Mae, VRDN (c)	3,000	3,000
Whitfield County Residential Care Facilities Auth. Rev. (Royal Oaks Sr. Living Cmnty. Proj.) 2.45%, LOC Wachovia Bank NA, VRDN (c)	4,500	4,500
		190,334
Idaho - 0.3%
Idaho Gen. Oblig. TAN 4.5% 6/30/08	24,700	24,730
Illinois - 9.9%
Chicago Board of Ed.:
Series 2000 B, 2.45% (FSA Insured), VRDN (c)	9,205	9,205
Series 2000 C, 2.45% (FSA Insured), VRDN (c)	13,200	13,200
Series 2000 D, 2.85% (FSA Insured), VRDN (c)	9,950	9,950
Chicago Gen. Oblig.:
Participating VRDN:
Series Floaters 2507, 2.48% (Liquidity Facility Morgan Stanley) (c)(f)	2,510	2,510
Series PT 2357, 2.45% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	1,680	1,680
Series PT 2361, 2.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	8,200	8,200
Series Solar 06 38, 2.47% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	2,500	2,500
(Neighborhoods Alive 21 Prog.) Series B, 2.75% (MBIA Insured), VRDN (c)	37,400	37,400
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN Series ROC II R 11283, 2.43% (Liquidity Facility Citibank NA) (c)(f)	$ 4,000	$ 4,000
Chicago Motor Fuel Tax Rev. Participating VRDN Series MS 2615, 2.48% (Liquidity Facility Morgan Stanley) (c)(f)	2,920	2,920
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN:
Series DB 502, 2.44% (Liquidity Facility Deutsche Bank AG) (c)(f)	13,760	13,760
Series LB 08 K27W, 2.9% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	3,000	3,000
Series ROC II R 11440, 2.48% (Liquidity Facility Citibank NA) (c)(f)	7,225	7,225
Series ROC II R 605 PB, 2.48% (Liquidity Facility Deutsche Postbank AG) (c)(f)	5,100	5,100
Chicago Wastewtr. Transmission Rev.:
Participating VRDN Series ROC II R 720 PB, 2.48% (Liquidity Facility Deutsche Postbank AG) (c)(f)	10,150	10,150
Series 2004 A, 3% (MBIA Insured), VRDN (c)	23,055	23,055
Chicago Wtr. Rev.:
Participating VRDN Series Merlots 00 TT, 2.72% (Liquidity Facility Wachovia Bank NA) (c)(f)	18,785	18,785
Series A, 3% (MBIA Insured), VRDN (c)	79,100	79,100
Cook County Gen. Oblig.:
Participating VRDN Series ROC II R 2063, 2.51% (Liquidity Facility Citigroup, Inc.) (c)(f)	2,770	2,770
Series 2004 E, 2.35% (Liquidity Facility DEPFA BANK PLC), VRDN (c)	6,000	6,000
DuPage County Gen. Oblig. Participating VRDN Series Merlots 00 A9, 2.82% (Liquidity Facility Wachovia Bank NA) (c)(f)	9,735	9,735
DuPage County Rev. (Morton Arboretum Proj.) 2.45%, LOC Bank of America NA, VRDN (c)	5,200	5,200
Illinois Dev. Fin. Auth. Multi-family Hsg. Rev. (Orleans-Illinois Proj.) Series 1992, 2.35% (FSA Insured), VRDN (c)	11,100	11,100
Illinois Dev. Fin. Auth. Poll. Cont. Rev. (Uno-Ven Co. Proj.) Series 1994, 2.8%, LOC JPMorgan Chase Bank, VRDN (c)	7,920	7,920
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. Participating VRDN Series PZ 181, 2.5% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	8,625	8,625
Illinois Dev. Fin. Auth. Rev.:
(Aurora Central Catholic High School Proj.) Series 1994, 2.9%, LOC Allied Irish Banks PLC, VRDN (c)	1,000	1,000
(Evanston Northwestern Health Care Corp. Proj.) 2.7%, VRDN (c)	13,860	13,860
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Dev. Fin. Auth. Rev.: - continued
(Glenwood School for Boys Proj.) Series 1998, 3.1%, LOC Harris NA, VRDN (c)	$ 3,000	$ 3,000
Illinois Edl. Facilities Auth. Revs.:
Participating VRDN:
Series PA 896R, 2.46% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	4,135	4,135
Series ROC II R 12043, 2.44% (Liquidity Facility Citigroup, Inc.) (c)(f)	10,395	10,395
(ACI Cultural Pooled Fing. Prog.) 2.85%, LOC JPMorgan Chase Bank, VRDN (c)	4,700	4,700
Illinois Fin. Auth. Rev.:
Bonds (Advocate Health Care Proj.):
Series 2008 A2, 1.9%, tender 2/5/09 (c)	5,685	5,685
Series 2008 A3, 1.9%, tender 4/1/09 (c)	5,685	5,685
Participating VRDN:
Series MS 06 1489, 2.43% (Liquidity Facility Morgan Stanley) (c)(f)	7,470	7,470
Series MS 06 2152, 2.43% (Liquidity Facility Morgan Stanley) (c)(f)	3,030	3,030
Series PT 3029, 2.46% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	7,685	7,685
(Alexian Brothers Health Sys. Proj.):
Series 2004, 2.5%, LOC JPMorgan Chase Bank, VRDN (c)	5,300	5,300
Series 2005 C, 2.48% (FSA Insured), VRDN (c)	3,750	3,750
(Little Co. of Mary Hosp. Proj.) Series 2008 B, 2.55%, LOC JPMorgan Chase Bank, VRDN (c)	25,170	25,170
(Mercy Alliance, Inc. Proj.) 2.49%, LOC M&I Marshall & Ilsley Bank, VRDN (c)	14,000	14,000
(Rush Univ. Med. Ctr. Proj.) Series A2, 3% (MBIA Insured), VRDN (c)	18,000	18,000
Illinois Fin. Auth. Student Hsg. Rev. Series A, 2.5%, LOC Banco Santander SA, VRDN (c)	5,325	5,325
Illinois Gen. Oblig.:
Bonds 5% 4/1/09 (b)	5,000	5,148
Participating VRDN:
Series MACN 06 L, 2.45% (Liquidity Facility Bank of America NA) (c)(f)	3,490	3,490
Series MS 98 143, 2.48% (Liquidity Facility Morgan Stanley) (c)(f)	1,500	1,500
Series PT 2131, 2.46% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	7,605	7,605
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Gen. Oblig.: - continued
Participating VRDN:
Series PT 3517, 2.45% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	$ 13,060	$ 13,060
Series PT 3523, 2.46% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	5,980	5,980
Series Putters 409, 2.51% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,690	5,690
Series ROC II R 4536, 2.51% (Liquidity Facility Citigroup, Inc.) (c)(f)	5,335	5,335
Series 2003 B, 2.73% (Liquidity Facility DEPFA BANK PLC), VRDN (c)	29,800	29,800
Illinois Health Facilities Auth. Rev.:
(Herman M. Finch Univ. of Health Sciences/The Chicago Med. School Proj.) 2.65%, LOC JPMorgan Chase Bank, VRDN (c)	9,800	9,800
(Swedish Covenant Hosp. Proj.):
Series 2003 A, 2.6%, LOC LaSalle Bank NA, VRDN (c)	4,660	4,660
Series 2003 B, 2.6%, LOC LaSalle Bank NA, VRDN (c)	9,705	9,705
Illinois Reg'l. Trans. Auth.:
Participating VRDN:
Series BA 03 C, 2.45% (Liquidity Facility Bank of America NA) (c)(f)	2,000	2,000
Series PT 2761, 2.45% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	19,015	19,015
Series SGB 19, 4% (Liquidity Facility Societe Generale) (c)(f)	1,000	1,000
Series B, 2.65% (Liquidity Facility DEPFA BANK PLC), VRDN (c)	5,180	5,180
Illinois Sales Tax Rev. Participating VRDN Series PT 1929, 2.47% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	3,940	3,940
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Participating VRDN:
Series 2005 A, 2.42% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (c)(f)	11,995	11,995
Series ROC II R 606PB, 2.48% (Liquidity Facility Deutsche Postbank AG) (c)(f)	6,760	6,760
Series 2008 A1, 2.35% (FSA Insured), VRDN (c)	32,100	32,100
Series 2008 A2, 2.35% (FSA Insured), VRDN (c)	15,000	15,000
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Participating VRDN Series PT 3919, 2.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	4,200	4,200
Lake County Forest Preservation District Bonds 0% 12/1/08	12,505	12,367
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Lombard Indl. Proj. Rev. (B&H Partnership Proj.) Series 1995, 2.83%, LOC LaSalle Bank NA, VRDN (c)	$ 3,375	$ 3,375
Metropolitan Wtr. Reclamation District of Greater Chicago Participating VRDN Series Clipper 07 12, 2.46% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	10,350	10,350
Schaumburg Village Gen. Oblig. Participating VRDN Series ROC II R 12133, 2.5% (Liquidity Facility Bank of New York, New York) (c)(f)	3,000	3,000
Univ. of Illinois Health Svcs. Facilities Sys. Rev. Series 2005 B, 2.5% (FSA Insured), VRDN (c)	23,980	23,980
Univ. of Illinois Univ. Revs. Participating VRDN Series EGL 06 124, 2.52% (Liquidity Facility Citibank NA) (c)(f)	18,600	18,600
Will County Cmnty. Unit School District #365 Participating VRDN:
Series DB 365, 2.45% (Liquidity Facility Deutsche Bank AG) (c)(f)	12,220	12,220
Series PZ 47, 2.47% (Liquidity Facility BNP Paribas SA) (c)(f)	9,000	9,000
Series PZ 81, 2.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	3,665	3,665
Will County School District #122 Participating VRDN Series PZ 48, 2.47% (Liquidity Facility BNP Paribas SA) (c)(f)	3,595	3,595
		744,395
Indiana - 1.1%
Hamilton Southeastern Indiana Consolidated School Bldg. Corp. Participating VRDN Series Solar 07 06, 2.48% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	10,000	10,000
Indiana Dev. Fin. Auth. Rev. (Indianapolis Museum of Art, Inc. Proj.) Series 2001, 2.6%, LOC JPMorgan Chase Bank, VRDN (c)	4,000	4,000
Indiana Health & Edl. Facilities Fing. Auth. Hosp. Rev. (Howard Reg'l. Health Sys. Proj.) Series 2005, 2.6%, LOC JPMorgan Chase Bank, VRDN (c)	7,000	7,000
Indianapolis Bond Bank Wtrwks. Rev. Participating VRDN Series PT 3961, 2.46% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	7,060	7,060
Indianapolis Local Pub. Impt. Bond Bank:
Participating VRDN Series MACN 06 S, 3.23% (Liquidity Facility Bank of America NA) (c)(f)	4,240	4,240
Series F1, 3% (MBIA Insured), VRDN (c)	5,500	5,500
Marion Econ. Dev. Rev. (Indiana Wesleyan Univ. Proj.):
2.45%, LOC Bank of America NA, VRDN (c)	5,000	5,000
2.7%, LOC Bank of America NA, VRDN (c)	9,545	9,545
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
North Daviess School Bldg. Corp. Participating VRDN Series ROC II R 2203, 2.48% (Liquidity Facility Citigroup, Inc.) (c)(f)	$ 6,540	$ 6,540
Richmond Econ. Dev. Rev. (Friends Fellowship Cmnty. Proj.) Series 1997, 3%, LOC U.S. Bank NA, Minnesota, VRDN (c)	5,600	5,600
Saint Joseph County Hosp. Auth. Health Sys. Rev. Participating VRDN Series ROC II R 11031, 2.43% (Liquidity Facility Citibank NA) (c)(f)	10,400	10,400
White County Hosp. Rent Rev. 2.43%, LOC Regions Bank of Alabama, VRDN (c)	7,900	7,900
		82,785
Iowa - 0.4%
Des Moines Metropolitan Wastewtr. Reclamation Auth. Swr. Rev. Participating VRDN Series Solar 06 84, 2.49% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	6,460	6,460
Iowa Fin. Auth. Rev. (Wheaton Franciscan Svcs. Proj.) Series 1998 B, 4% (MBIA Insured), VRDN (c)	5,500	5,500
Iowa Gen. Oblig. TRAN 4% 6/30/08	13,100	13,116
Iowa School Cash Anticipation Prog. TRAN Series A, 4.5% 6/27/08 (FSA Insured)	8,800	8,810
		33,886
Kansas - 1.7%
Johnson County Wtr. District #001 Wtr. Rev. Participating VRDN Series PZ 236, 2.48% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	10,564	10,564
Kansas Dept. of Trans. Hwy. Rev.:
Series 2002 B1, 2.05% (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility WestLB AG), VRDN (c)	37,000	37,000
Series 2002 B2, 2.05% (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility WestLB AG), VRDN (c)	16,600	16,600
Series 2002 B3, 2.05% (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility WestLB AG), VRDN (c)	4,700	4,700
Series 2002 C3, 2.6% (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility WestLB AG), VRDN (c)	12,725	12,725
Series 2002 D, 2.4% (Liquidity Facility Dexia Cr. Local de France), VRDN (c)	6,935	6,935
Series C-1, 2.6% (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility WestLB AG), VRDN (c)	5,100	5,100
Series C-2, 2.6% (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility WestLB AG), VRDN (c)	14,725	14,725
Wichita Wtr. & Swr. Util. Rev. Participating VRDN Series Putters 1136, 2.68% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	5,980	5,980
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Kansas - continued
Wyandotte County/Kansas City Unified Govt. Gen. Oblig. BAN:
Series I, 2.34% 11/1/08	$ 1,700	$ 1,700
Series III, 2.34% 4/1/09	15,100	15,100
		131,129
Kentucky - 1.1%
Kentucky Asset Liability Commission Agcy. Fund Rev. Bonds (Fed. Hwy. Trust Proj.) First Series, 5% 9/1/08 (MBIA Insured)	7,500	7,533
Kentucky Asset/Liability Commission Road Fund Bonds First Series 2007 A:
1.8% tender 7/3/08 (Liquidity Facility Dexia Cr. Local de France), CP mode	10,000	10,000
2.2% tender 5/22/08 (Liquidity Facility Dexia Cr. Local de France), CP mode	12,500	12,500
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev.:
Series 2003 A, 2.5% (FSA Insured), VRDN (c)	12,835	12,835
Series 2003 B, 2.5% (FSA Insured), VRDN (c)	4,685	4,685
Participating VRDN Series Solar 06 87, 2.49% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	9,500	9,500
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop. Proj.) Series 1984 B1, 2.78% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (c)	14,850	14,850
Warren County Hosp. Rev. (Bowling Green-Warren County Cmnty. Hosp. Corp. Proj.) Series 2008, 2.43%, VRDN (c)	8,555	8,555
		80,458
Louisiana - 1.0%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series 2008 A, 2.41%, LOC Dexia Cr. Local de France, VRDN (c)	23,740	23,740
Louisiana Gas & Fuel Tax Rev. Participating VRDN:
Series BA 08 1051, 2.45% (Liquidity Facility Bank of America NA) (c)(f)	10,400	10,400
Series ROC II R 3035, 4.01% (Liquidity Facility Citigroup, Inc.) (c)(f)	5,735	5,735
New Orleans Aviation Board Rev. Series 1995 A, 3% (MBIA Insured), VRDN (c)	12,700	12,700
St. Tammany Parish Dev. District Rev. 2.7%, LOC SunTrust Banks, Inc., VRDN (c)	6,000	6,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
West Baton Rouge Parish Indl. District #3 Rev.:
Bonds (Dow Chemical Co. Proj.) Series 1991, 1.7% tender 7/2/08, CP mode	$ 12,700	$ 12,700
(Dow Chemical Co. Proj.) Series 1994 B, 2.7%, VRDN (c)	5,500	5,500
		76,775
Maine - 0.4%
Maine Health Student Finl. Auth. Participating VRDN Series Solar 06 122, 2.47% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	8,030	8,030
Maine Tpk. Auth. Tpk. Rev. Participating VRDN:
Series DB 107, 2.44% (Liquidity Facility Deutsche Bank AG) (c)(f)	5,150	5,150
Series Putters 546, 2.51% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,190	5,190
Series ROC II R 608PB, 2.91% (Liquidity Facility Deutsche Postbank AG) (c)(f)	10,205	10,205
		28,575
Maryland - 2.0%
Anne Arundel County Gen. Oblig. Participating VRDN Series BBT 08 10, 2.43% (Liquidity Facility Branch Banking & Trust Co.) (c)(f)	13,820	13,820
Anne Arundel County Port Facilities Auth. Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) Series 1985, 1.65% tender 5/9/08, LOC Wachovia Bank NA, CP mode	16,500	16,500
Howard County Gen. Oblig. 1.9% 8/5/08 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	19,000	19,000
Maryland Econ. Dev. Corp. Rev. (Howard Hughes Med. Institute Proj.) Series 2008 A, 2.45%, VRDN (c)	19,000	19,000
Maryland Gen. Oblig. Bonds:
(State & Local Facilities Ln. Prog.) Second Series, 5.25% 7/15/12 (Pre-Refunded to 7/15/08 @ 101) (e)	2,000	2,026
Series 2004, 5% 2/1/09	3,000	3,067
Series A, 5% 3/1/09	3,000	3,077
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Participating VRDN:
Series MS 06 1310, 2.48% (Liquidity Facility Morgan Stanley) (c)(f)	7,600	7,600
Series Putters 2602, 2.51% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,440	3,440
(Adventist Healthcare Mid Atlantic Proj.) Series A, 2.45%, LOC LaSalle Bank NA, VRDN (c)	3,000	3,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.: - continued
(Edenwald Proj.) Series B, 2.4%, LOC Manufacturers & Traders Trust Co., VRDN (c)	$ 3,700	$ 3,700
(Mercy Med. Ctr. Proj.):
Series 2007 B, 2.58%, LOC Bank of America NA, VRDN (c)	4,000	4,000
Series 2007 C, 2.42%, LOC Bank of America NA, VRDN (c)	37,600	37,600
(Villa Julie College, Inc. Proj.) 2.42%, LOC Bank of America NA, VRDN (c)	1,795	1,795
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2003 A, 2.45%, LOC State Street Bank & Trust Co., Boston, VRDN (c)	6,930	6,930
Montgomery County Hsg. Opportunity Commission Hsg. Rev. (Falklands Apts. Proj.) Series 1985 B, 2.4%, LOC Fannie Mae, VRDN (c)	3,600	3,600
		148,155
Massachusetts - 1.6%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Participating VRDN Series LB 08 K15W, 2.88% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	3,700	3,700
Massachusetts Dev. Fin. Agcy. Rev. (Draper Lab. Issue Proj.) Series 2000, 3.5% (MBIA Insured), VRDN (c)	19,865	19,865
Massachusetts Gen. Oblig. Participating VRDN:
Series LB 08 P25W, 2.85% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	11,120	11,120
Series MS 06 1798, 2.53% (Liquidity Facility DEPFA BANK PLC) (c)(f)	20,900	20,900
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1993 B, 2.2% tender 7/10/08, CP mode	11,750	11,750
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Participating VRDN Series ROC II R 11319, 2.47% (Liquidity Facility Citibank NA) (c)(f)	4,010	4,010
Route 3 North Transit Impt. Assoc. Massachusetts Lease Rev. Series B, 6.25% (AMBAC Insured), VRDN (c)	42,100	42,100
Somerville Gen. Oblig. BAN 2% 2/20/09	7,001	7,052
		120,497
Michigan - 2.9%
Charlotte Hosp. Fin. Auth. Ltd. Oblig. Rev. (Hayes Green Beach Proj.) 2.48%, LOC Fifth Third Bank, Cincinnati, VRDN (c)	9,000	9,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Chelsea Econ. Dev. Corp. Ltd. Oblig. Rev. (Silver Maples of Chelsea Proj.) 2.45%, LOC Comerica Bank, Detroit, VRDN (c)	$ 6,600	$ 6,600
Detroit Swr. Disp. Rev.:
Participating VRDN:
Series PT 2595, 2.46% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	5,860	5,860
Series Putters 3756, 2.36% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	6,360	6,360
Series 2001 C1, 2.6% (FSA Insured), VRDN (c)	10,200	10,200
Detroit Wtr. Supply Sys. Rev. Series B, 2.35% (FSA Insured), VRDN (c)	24,175	24,175
Grand Valley Michigan State Univ. Rev. Series 2008 B, 2.85%, LOC RBS Citizens NA, VRDN (c)	7,140	7,140
Kent County Bldg. Auth. Participating VRDN:
Series PT 3242, 2.45% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	10,910	10,910
Series PT 3243, 2.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,860	5,860
Michigan Gen. Oblig.:
Participating VRDN Series MT 494, 2.41% (Liquidity Facility KBC Bank NV) (c)(f)	3,620	3,620
RAN Series A, 4% 9/30/08, LOC DEPFA BANK PLC	42,500	42,684
Michigan Hosp. Fin. Auth. Rev.:
Participating VRDN Series PT 732, 2.42% (Liquidity Facility Svenska Handelsbanken AB) (c)(f)	7,700	7,700
(Health Care Equip. Ln. Prog.) Series B, 2.6%, LOC LaSalle Bank Midwest NA, VRDN (c)	300	300
(Munising Memorial Hosp. Assoc. Proj.) 2.48%, LOC Banco Santander SA, VRDN (c)	6,400	6,400
Michigan Muni. Bond Auth. Rev.:
Participating VRDN Series MT 287, 2.42% (Liquidity Facility DEPFA BANK PLC) (c)(f)	8,990	8,990
RAN Series B-2, 4.5% 8/20/08, LOC Bank of Nova Scotia, New York Agcy.	12,200	12,229
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Detroit Symphony Orchestra, Inc. Proj.) Series 2001 B, 2.65%, LOC LaSalle Bank Midwest NA, VRDN (c)	6,405	6,405
(Dow Chemical Co. Proj.) 3.5%, VRDN (c)	13,450	13,450
(Van Andel Research Institute Proj.) 2.41%, LOC Bank of America NA, VRDN (c)	28,300	28,300
		216,183
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Minnesota - 0.9%
Farmington Ind. School District #192 Participating VRDN Series ROC II R 12110, 2.48% (Liquidity Facility Bayerische Landesbank (UNGTD)) (c)(f)	$ 23,380	$ 23,380
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev.:
(Allina Health Sys. Proj.) Series 2007 B1, 3.5% (MBIA Insured), VRDN (c)	10,000	10,000
(Children's Hospitals and Clinics Proj.) Series 2007 A, 2.63% (FSA Insured), VRDN (c)	5,000	5,000
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C3, 2.65%, VRDN (c)	6,775	6,775
Minnesota Gen. Oblig. Participating VRDN Series MS 01 719, 2.43% (Liquidity Facility Morgan Stanley) (c)(f)	3,100	3,100
Minnesota Hsg. Fin. Agcy. Bonds (Residential Hsg. Fin. Proj.) Series N, 3.3% 12/18/08	7,200	7,200
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 2.48%, LOC Fannie Mae, VRDN (c)	2,350	2,350
Univ. of Minnesota Series 2001 C, 2.63% (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	10,240	10,240
		68,045
Mississippi - 0.6%
Mississippi Bus. Fin. Corp. Participating VRDN Series MS 06 2240, 2.47% (Liquidity Facility Wells Fargo & Co.) (c)(f)	26,680	26,680
Mississippi Bus. Fin. Corp. Rev. (Renaissance At Colony Park Proj.) 2.45%, LOC Regions Bank of Alabama, VRDN (c)	12,870	12,870
Mississippi Hwy. Rev. Bonds (Four-Lane Hwy. Prog.) Series 1999, 5.25% 6/1/08	4,135	4,150
		43,700
Missouri - 1.2%
Bi-State Dev. Agcy. Missouri Illinois Metropolitan District Rev. Participating VRDN Series MS 06 1936, 2.48% (Liquidity Facility Morgan Stanley) (c)(f)	7,960	7,960
Curators of the Univ. of Missouri Sys. Facilities Rev. Series 2006 B, 2.7%, VRDN (c)	7,905	7,905
Kansas City Indl. Dev. Auth. Student Hsg. Facilities Rev. (Oak Street West Proj.) 2.55%, LOC Bank of America NA, VRDN (c)	4,300	4,300
Missouri Dev. Fin. Board Cultural Facilities Rev. (Nelson Atkins Museum Proj.) Series 2001 B, 2.7% (MBIA Insured), VRDN (c)	7,550	7,550
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN Series EGL 07 0001, 2.44% (Liquidity Facility Citibank NA) (c)(f)	6,000	6,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Missouri Health & Edl. Facilities Auth. Health Facilities Rev.:
(BJC Health Sys. Proj.) Series B, 2.65% (Liquidity Facility Bank of Nova Scotia, New York Agcy.) (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	$ 17,140	$ 17,140
(SSM Health Care Sys. Proj.) Series C-1, 2.5% (FSA Insured), VRDN (c)	5,555	5,555
Missouri Health & Edl. Facilities Auth. Rev. Bonds (Ascension Health Proj.) Series 2003 C3, 1.75%, tender 3/3/09 (c)	8,500	8,500
Missouri Highways & Trans. Commission State Road Rev. Participating VRDN Series MT 496, 2.42% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	11,000	11,000
Saint Louis Arpt. Rev. Participating VRDN Series Floaters 07 004, 2.47% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	12,950	12,950
		88,860
Nebraska - 1.3%
Nebraska Pub. Pwr. District Rev. Bonds Series B-2, 5% 1/1/09	4,800	4,877
Nebraska Pub. Pwr. Generation Agcy. Rev. Participating VRDN Series EGL 07 0009, 2.48% (Liquidity Facility Citibank NA) (c)(f)	18,000	18,000
Omaha Gen. Oblig. Participating VRDN:
Series ROC II R 10085, 2.43% (Liquidity Facility Citibank NA) (c)(f)	9,975	9,975
Series ROC II R 12170, 2.46% (Liquidity Facility Bank of New York, New York) (c)(f)	2,560	2,560
Series ROC II R 9210, 2.43% (Liquidity Facility Citigroup, Inc.) (c)(f)	6,000	6,000
Omaha Pub. Pwr. District Participating VRDN Series EGL 06 14 Class A, 2.48% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	22,135	22,135
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN:
Series BBT 2060, 2.45% (Liquidity Facility Branch Banking & Trust Co.) (c)(f)	23,150	23,150
Series MS 1289, 2.93% (Liquidity Facility Morgan Stanley) (c)(f)	9,152	9,152
		95,849
Nevada - 1.3%
Clark County Arpt. Rev. Series 2008 D2, 2.56%, LOC Landesbank Baden-Wuert, VRDN (c)	17,000	17,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Clark County Fuel Tax:
Participating VRDN:
Series MS 1282, 2.93% (Liquidity Facility Morgan Stanley) (c)(f)	$ 5,600	$ 5,600
Series Putters 1309, 2.93% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,650	5,650
Series 2008 A, 1.75% 8/7/08, LOC California Teachers Retirement Sys., LOC State Street Bank & Trust Co., Boston, CP	6,000	6,000
Series 2008 B, 2.2% 6/5/08, LOC BNP Paribas SA, CP	4,000	4,000
Clark County Hwy. Impt. Rev. Participating VRDN Series ROC II R 11391, 2.48% (Liquidity Facility Citibank NA) (c)(f)	4,500	4,500
Las Vegas Valley Wtr. District Series B, 2.85% (Liquidity Facility Dexia Cr. Local de France), VRDN (c)	15,200	15,200
Nevada Gen. Oblig. Participating VRDN:
Series PT 3091, 2.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,220	5,220
Series PZ 142, 2.47% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	12,630	12,630
Truckee Meadows Wtr. Auth. Wtr. Rev. Participating VRDN Series Floaters 08 14C, 2.46% (Liquidity Facility Wells Fargo & Co.) (c)(f)	19,295	19,295
		95,095
New Jersey - 1.8%
New Jersey Econ. Dev. Auth. Rev.:
Series 2008 V2, 2.6%, LOC Dexia Cr. Local de France, VRDN (c)	32,400	32,400
Series 2008 V3, 2.6%, LOC Bank of Nova Scotia, New York Agcy., VRDN (c)	16,900	16,900
Series 2008 V4, 2.6%, LOC Bank of America NA, VRDN (c)	22,500	22,500
New Jersey Gen. Oblig. TRAN 4.5% 6/24/08	61,700	61,780
		133,580
New Mexico - 0.3%
Albuquerque Gen. Oblig. Bonds Series B, 4.5% 7/1/08	4,350	4,356
Hurly Poll. Cont. Rev. (Kennecott Sante Fe Corp. Proj.) Series 1985, 2.6%, VRDN (c)	5,000	5,000
New Mexico Fin. Auth. Trans. Rev. Series 2008 B1, 2.15%, LOC State Street Bank & Trust Co., Boston, VRDN (c)	10,700	10,700
		20,056
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York - 3.1%
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2003 G, 2.43% (FSA Insured), VRDN (c)	$ 2,500	$ 2,500
Monroe County Indl. Dev. Agcy. Civic Facility Rev. (Margaret Woodbury Strong Museum Proj.) Series 2005, 2.5%, LOC JPMorgan Chase Bank, VRDN (c)	1,000	1,000
Nassau County Indl. Dev. Agcy. (Amsterdam at Harborside Proj.) Series 2007 C, 2.53%, LOC LaSalle Bank NA, VRDN (c)	25,435	25,435
Nassau Health Care Corp. Rev. Series 2004 C3, 2.6% (FSA Insured), VRDN (c)	13,400	13,400
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN Series ROC II R 12085, 2.42% (Liquidity Facility Citigroup, Inc.) (c)(f)	25,175	25,175
Series 2003 F1, 2.4% (Liquidity Facility Dexia Cr. Local de France), VRDN (c)	8,300	8,300
Series 2008 BB2, 2.35% (Liquidity Facility Bank of America NA), VRDN (c)	10,200	10,200
Series 5B, 2.5% 5/1/08 (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), CP	21,000	21,000
Series 6, 2.5% 5/1/08 (Liquidity Facility Landesbank Baden-Wuert) (Liquidity Facility Landesbank Hessen-Thuringen), CP	71,500	71,500
New York City Transitional Fin. Auth. Rev. Series 2007 A3, 2.53% (Liquidity Facility Dexia Cr. Local de France), VRDN (c)	7,280	7,280
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN Series MS 2537, 2.41% (Liquidity Facility Morgan Stanley) (c)(f)	2,990	2,990
New York Local Govt. Assistance Corp.:
Series 2003 A4V, 2.7% (FSA Insured), VRDN (c)	7,500	7,500
Series 2003 A8V, 2.8% (FSA Insured), VRDN (c)	5,100	5,100
New York Metropolitan Trans. Auth. Rev. Series 2002 D1, 2.3% (FSA Insured), VRDN (c)	9,235	9,235
Tarrytown Gen. Oblig. BAN 2% 2/20/09	20,000	20,148
Triborough Bridge & Tunnel Auth. Revs. (MTA Bridges and Tunnels Proj.) Series 2000 AB, 2.6% (FSA Insured), VRDN (c)	5,100	5,100
		235,863
North Carolina - 2.2%
Charlotte Wtr. & Swr. Sys. Rev. Series B, 2.38% (Liquidity Facility DEPFA BANK PLC), VRDN (c)	4,360	4,360
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Participating VRDN Series MS 1272, 2.48% (Liquidity Facility Morgan Stanley) (c)(f)	5,070	5,070
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
Fayetteville Pub. Works Commission 2.5% (FSA Insured), VRDN (c)	$ 2,585	$ 2,585
Forsyth County Ctfs. of Prtn. Participating VRDN Series ROC II R 7529, 2.43% (Liquidity Facility Citigroup, Inc.) (c)(f)	10,705	10,705
Greensboro Combined Enterprise Sys. Rev. Series 2005 B, 2.45% (Liquidity Facility Bank of America NA), VRDN (c)	3,175	3,175
Mecklenburg County Gen. Oblig. Bonds Series B, 4% 2/1/09	1,000	1,017
North Carolina Cap. Facilities Fin. Agcy. Cap. Facilities Rev. (Guilford College Proj.) Series A, 2.48%, LOC Branch Banking & Trust Co., VRDN (c)	7,475	7,475
North Carolina Cap. Facilities Fin. Agcy. Ed. Facilities Rev.:
(Campbell Univ. Proj.) 2.48%, LOC Branch Banking & Trust Co., VRDN (c)	5,410	5,410
(High Point Univ. Rev.) 2.48%, LOC Branch Banking & Trust Co., VRDN (c)	9,900	9,900
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN Series EGL 07 0015, 2.42% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	10,890	10,890
North Carolina Edl. Facilities Fin. Agcy. Rev. (Queens College Proj.) Series 1999 B, 2.43%, LOC Bank of America NA, VRDN (c)	3,290	3,290
North Carolina Gen. Oblig.:
Bonds Series 1999, 4.6% 4/1/17 (Pre-Refunded to 4/1/09 @ 102) (e)	2,200	2,303
Series 2002 D, 2.55% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	4,200	4,200
Series 2002 E, 2.55% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (c)	7,040	7,040
Series 2002 F, 2.35% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	11,000	11,000
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn. Bonds Series A, 5% 5/1/09 (FSA Insured)	2,370	2,450
North Carolina Med. Care Commission Health Care Facilities Rev.:
Participating VRDN Series ROC II R 10313, 2.5% (Liquidity Facility Citigroup, Inc.) (c)(f)	14,600	14,600
(Friends Homes, Inc. Proj.) Series 2003, 2.6%, LOC Bank of America NA, VRDN (c)	9,275	9,275
North Carolina Med. Care Commission Hosp. Rev. (CaroMont Health Proj.) Series 2008, 2.58%, VRDN (c)	20,000	20,000
Piedmont Triad Arpt. Auth. Series 2008 A, 2.45%, LOC Branch Banking & Trust Co., VRDN (c)	9,000	9,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
Raleigh Combined Enterprise Sys. Rev. Participating VRDN Series ROC II R 645, 2.43% (Liquidity Facility Citibank NA) (c)(f)	$ 6,400	$ 6,400
Union County Enterprise Systems Rev. Series 2003 B, 2.5% (FSA Insured), VRDN (c)	3,965	3,965
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN:
Series BA 08 1085, 2.45% (Liquidity Facility Bank of America NA) (c)(f)	6,900	6,900
Series EGL 05 3014 Class A, 2.44% (Liquidity Facility Citibank NA) (c)(f)	7,700	7,700
		168,710
North Dakota - 0.1%
Cass County Health Care Facilities Rev. (Essentia Health Obligated Group Proj.) Series 2008 A2, 2.45%, VRDN (c)	7,000	7,000
Ohio - 2.0%
Bellefontaine Healthcare Facilities Rev. (High Point Reg'l. Cancer Ctr. Proj.) 2.49%, LOC Fifth Third Bank, Cincinnati, VRDN (c)	3,465	3,465
Clinton County Arpt. Facilities Rev. (Wilmington Air Park, Inc.) Series 1991, 2.43%, LOC Wachovia Bank NA, VRDN (c)	3,500	3,500
Cuyahoga County Rev. (Cleveland Clinic Health Sys. Obligated Group Prog.) Subseries B1, 2.65%, VRDN (c)	4,100	4,100
Franklin County Hosp. Rev. (U.S. Health Corp. of Columbus Proj.) Series C, 2.41%, LOC Citibank NA, VRDN (c)	2,760	2,760
Geauga County Rev. (South Franklin Circle Proj.) Series 2007 A, 2.78%, LOC KeyBank NA, VRDN (c)	35,200	35,200
Miamisburg City School District BAN 2.5% 11/13/08 (b)	12,600	12,645
Montgomery County Rev. (Catholic Health Initiatives Proj.):
Series B1, 2.6% (Liquidity Facility Bank of New York, New York), VRDN (c)	7,375	7,375
Series B2, 2.7% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (c)	6,315	6,315
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.) Series A, 3%, VRDN (c)	4,300	4,300
Ohio Gen. Oblig.:
Bonds Series A, 5.5% 12/1/08	5,000	5,127
Participating VRDN Series Putters 02 306, 2.51% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	12,455	12,455
(Common Schools Proj.) Series 2005 B, 2.7%, VRDN (c)	8,140	8,140
Ohio Higher Edl. Facility Commission Rev. (Xavier Univ. Proj.) 2.5%, LOC U.S. Bank NA, Minnesota, VRDN (c)	1,200	1,200
Ohio State Univ. Gen. Receipts 2.28%, VRDN (c)	27,265	27,265
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Richland County Gen. Oblig. BAN Series B, 2% 2/19/09	$ 4,500	$ 4,520
St. Marys City School District BAN 3.625% 6/10/08	2,700	2,702
Warren County Health Care Facilities Rev. (Otterbein Homes Proj.):
Series 1998 A, 2.5%, LOC Fifth Third Bank, Cincinnati, VRDN (c)	8,445	8,445
Series 1998 B, 2.43%, LOC Fifth Third Bank, Cincinnati, VRDN (c)	2,250	2,250
		151,764
Oklahoma - 0.0%
Univ. Hosps Trust Rev. Series 2005 A, 2.7%, LOC Bank of America NA, VRDN (c)	1,400	1,400
Oregon - 0.5%
Oregon Dept. of Trans. Hwy. User Tax Rev. Series 2006 B1, 2.2% (Liquidity Facility Dexia Cr. Local de France), VRDN (c)	4,900	4,900
Oregon Gen. Oblig. TAN Series A, 4.5% 6/30/08	8,300	8,311
Oregon Health and Science Univ. Spl. Rev. (OHSU Med. Group Proj.):
Series 2004 A, 2.55%, LOC Bank of New York, New York, LOC California Teachers Retirement Sys., VRDN (c)	9,835	9,835
Series 2004 B, 2.55%, LOC Bank of New York, New York, LOC California Teachers Retirement Sys., VRDN (c)	5,450	5,450
Oregon Homeowner Rev. Participating VRDN Series MT 472, 2.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	6,905	6,905
		35,401
Pennsylvania - 6.4%
Adams County Indl. Dev. Auth. Rev. (Gettysburg Foundation Proj.) Series A, 2.48%, LOC Manufacturers & Traders Trust Co., VRDN (c)	9,700	9,700
Allegheny County Series C58A, 2.5%, LOC JPMorgan Chase Bank, VRDN (c)	24,060	24,060
Allegheny County Hosp. Dev. Auth. Rev. Bonds:
(Pittsburgh Med. Ctr. Proj.) Series A, 4% 9/1/08	7,275	7,317
(South Hills Health Sys. Proj.) Series 2000 A, 3.7%, tender 6/1/08, LOC PNC Bank NA, Pittsburgh (c)	2,600	2,600
Chester County Indl. Dev. Auth. Student Hsg. Rev. (Univ. Student Hsg., LLC at West Chester Univ. of Pennsylvania Proj.) Series 2008 A, 2.43%, LOC Citizens Bank of Pennsylvania, VRDN (c)	9,000	9,000
Dallastown Area School District York County 2.45% (FSA Insured), VRDN (c)	10,500	10,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Dauphin County Gen. Auth. (Pinnacle Health Systems Proj.) 2.5% (FSA Insured), VRDN (c)	$ 10,505	$ 10,505
Delaware County Indl. Dev. Auth. Poll. Cont. Rev. (PECO Energy Co. Proj.) Series 1999 A, 2.85%, LOC Wachovia Bank NA, VRDN (c)	2,030	2,030
Delaware County Indl. Dev. Auth. Rev.:
Participating VRDN Series Merlots 06 F2, 2.72% (Liquidity Facility Bank of New York, New York) (c)(f)	59,300	59,300
(Resource Recovery Facility Proj.) 2.4%, VRDN (c)	4,000	4,000
Downingtown Area School District 2.5% (FSA Insured), VRDN (c)	3,900	3,900
Lancaster County Hosp. Auth. Rev. (Masonic Homes Proj.) Series 2008 D, 2.65%, LOC JPMorgan Chase Bank, VRDN (c)	3,775	3,775
Lancaster Indl. Dev. Auth. Rev. (Mennonite Home Proj.) 2.48%, LOC Manufacturers & Traders Trust Co., VRDN (c)	19,615	19,615
Lehigh County Gen. Purp. Auth. (Muhlenberg College Proj.) 2.45%, LOC Bank of America NA, VRDN (c)	7,500	7,500
Luzerne County Series A, 2.6% (FSA Insured), VRDN (c)	28,800	28,800
Manheim Central School District 2.45% (FSA Insured), VRDN (c)	2,845	2,845
Montgomery County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (PECO Energy Proj.) Series 1994 A, 1.8% tender 8/7/08, LOC BNP Paribas SA, CP mode	5,000	5,000
Pennsylvania Higher Edl. Facilities Auth. (Washington & Jefferson Dev. Corp. Proj.) Series A, 2.45%, LOC UniCredit SpA, VRDN (c)	4,500	4,500
Pennsylvania Higher Edl. Facilities Auth. Hosp. Rev. Participating VRDN Series MT 42, 2.42% (Liquidity Facility Lloyds TSB Bank PLC) (c)(f)	7,000	7,000
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Participating VRDN Series Putters 1271, 2.51% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,925	2,925
(King's College Proj.) Series 2001 H6, 2.38%, LOC PNC Bank NA, Pittsburgh, VRDN (c)	2,500	2,500
(Marywood Univ. Proj.) Series A, 2.38%, LOC PNC Bank NA, Pittsburgh, VRDN (c)	2,900	2,900
Pennsylvania Pub. School Bldg. Auth. Philadelphia School Lease Rev. Participating VRDN Series MS 06 1552, 2.48% (Liquidity Facility Morgan Stanley) (c)(f)	7,400	7,400
Pennsylvania Pub. School Bldg. Auth. School Rev. Participating VRDN:
Series MS 06 1479, 2.48% (Liquidity Facility Morgan Stanley) (c)(f)	4,670	4,670
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Pub. School Bldg. Auth. School Rev. Participating VRDN: - continued
Series Putters 371Z, 2.51% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	$ 7,120	$ 7,120
Pennsylvania Tpk. Commission Registration Fee Rev.:
Series 2005 D, 2.43% (FSA Insured), VRDN (c)	1,475	1,475
Series C, 2.36% (FSA Insured), VRDN (c)	9,825	9,825
Pennsylvania Tpk. Commission Tpk. Rev.:
Bonds Series AAB 04-9, 2.51%, tender 5/7/08 (Liquidity Facility Bank of America NA) (c)(f)	4,000	4,000
Series 2006 B, 3.66% (AMBAC Insured), VRDN (c)	18,200	18,200
Series 2006 C, 3.35% (AMBAC Insured), VRDN (c)	8,300	8,300
Philadelphia Gas Works Rev. Sixth Series, 2.85% (FSA Insured), VRDN (c)	19,950	19,950
Philadelphia Gen. Oblig.:
Participating VRDN Series MS 01 751, 2.48% (Liquidity Facility Morgan Stanley) (c)(f)	5,330	5,330
Series 2007 B, 2.46% (FSA Insured), VRDN (c)	14,400	14,400
TRAN Series A, 4.5% 6/30/08	7,600	7,610
Philadelphia Hospitals & Higher Ed. Facilities Auth. Hosp. Rev. (Children's Hosp. of Philadelphia Proj.) Series A, 2.62% (Liquidity Facility Bank of America NA), VRDN (c)	15,600	15,600
Philadelphia School District:
Participating VRDN Series PT 2793, 2.45% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	6,880	6,880
Series 2008 A1, 2.4%, LOC Bank of America NA, VRDN (c)	13,500	13,500
Series 2008 A3, 2.4%, LOC Bank of America NA, VRDN (c)	6,800	6,800
Series 2008 B2, 2.4%, LOC Wachovia Bank NA, VRDN (c)	12,100	12,100
Series 2008 D2, 2.61%, LOC PNC Bank NA, Pittsburgh, VRDN (c)	6,800	6,800
Philadelphia Wtr. & Wastewtr. Rev. 2.5% (FSA Insured), VRDN (c)	8,300	8,300
Sayre Health Care Facilities Auth. Rev. (VHA of Pennsylvania, Inc. Cap. Asset Fing. Prog.):
Series 1985 A, 4.5% (AMBAC Insured), VRDN (c)	9,750	9,750
Series 1985 D, 4.5% (AMBAC Insured), VRDN (c)	7,000	7,000
Series 1985 J, 4.5% (AMBAC Insured), VRDN (c)	26,600	26,600
Schuylkill County Indl. Dev. Auth. Resource Recovery Rev. (WPS Westwood Generation, LLC Proj.) 2.85%, VRDN (c)	18,100	18,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
St. Mary Hosp. Auth. Bucks County (Catholic Health Initiatives Proj.) Series B, 2.7% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	$ 7,800	$ 7,800
Univ. of Pittsburgh (Higher Ed. Univ. Cap. Proj.) Series 2002 A, 2.63% (Liquidity Facility Dexia Cr. Local de France), VRDN (c)	1,700	1,700
		479,482
Rhode Island - 0.6%
Foster & Glocester Reg'l. School District BAN 4% 5/15/08	16,000	16,003
Narragansett Bay Cmnty. Wastewtr. Sys. Rev. Participating VRDN Series Solar 07 16, 2.49% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	12,465	12,465
Narragansett Bay Commission Wastewtr. Sys. Rev.:
Participating VRDN Series ROC II R 780PB, 2.48% (Liquidity Facility Deutsche Postbank AG) (c)(f)	3,775	3,775
Series 2004 A, 4.2% (MBIA Insured), VRDN (c)	3,500	3,500
Rhode Island Clean Wtr. Protection Fin. Agcy. Wtr. Poll. Cont. Rev. Participating VRDN Series PT 1403, 2.46% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,095	5,095
Rhode Island Health & Edl. Bldg. Corp. Rev. (Care New England Health Sys. Proj.) Series 2008 B, 2.45%, LOC JPMorgan Chase Bank, VRDN (c)	8,400	8,400
		49,238
South Carolina - 1.4%
Berkeley County School District Participating VRDN Series MSCO 01 656, 2.48% (Liquidity Facility Morgan Stanley) (c)(f)	5,600	5,600
Charleston Wtrwks. & Swr. Rev. Series A, 2.45% (Liquidity Facility Bank of America NA), VRDN (c)	8,275	8,275
Greenville County School District Installment Purp. Rev. Participating VRDN:
Series MS 06 2056, 2.48% (Liquidity Facility Wells Fargo & Co.) (c)(f)	7,440	7,440
Series PT 3393, 2.47% (Liquidity Facility Dexia Cr. Local de France) (c)(f)(g)	15,800	15,800
Horry County School District Participating VRDN Series PT 2033, 2.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	3,635	3,635
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series A, 2.73%, VRDN (c)	18,700	18,700
South Carolina Gen. Oblig. Participating VRDN:
Series ROC II R 10190, 2.43% (Liquidity Facility Citibank NA) (c)(f)	9,585	9,585
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Gen. Oblig. Participating VRDN: - continued
Series ROC II R 692W, 2.42% (Liquidity Facility Wells Fargo & Co.) (c)(f)	$ 4,090	$ 4,090
South Carolina Jobs Econ. Dev. Auth. Health Facilities Rev. (The Methodist Home Proj.) Series 1994, 2.5%, LOC Bank of America NA, VRDN (c)	5,900	5,900
South Carolina Pub. Svc. Auth. Rev.:
Participating VRDN:
Series PT 1877, 2.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	3,665	3,665
Series PT 3460, 2.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	9,945	9,945
Series Putters 1094, 2.58% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,825	2,825
2.15% 7/14/08, CP	3,380	3,380
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 1.95% tender 5/1/08, CP mode	7,200	7,200
		106,040
Tennessee - 2.2%
Chattanooga Health Ed. & Hsg. (McCallie School Proj.) Series 1998, 2.44%, LOC SunTrust Banks, Inc., VRDN (c)	5,745	5,745
Chattanooga Health Ed. & Hsg. Facility Board Rev. (Southern Adventist Univ. Proj.) 2.45%, LOC Bank of America NA, VRDN (c)	8,530	8,530
Clarksville Pub. Bldg. Auth. Rev.:
(City of Murfreesboro Ln. Prog.) 2.44%, LOC SunTrust Banks, Inc., VRDN (c)	8,000	8,000
Series 1994, 2.45%, LOC Bank of America NA, VRDN (c)	4,705	4,705
Jackson Energy Auth. Gas Sys. Rev. 2.69% (FSA Insured), VRDN (c)	3,845	3,845
Johnson City Health & Edl. Hosp. Rev. (Mountain States Health Alliance Proj.):
Series 2007 A, 2.58%, LOC Regions Bank of Alabama, VRDN (c)	19,400	19,400
Series 2008 A, 2.6%, LOC Regions Bank of Alabama, VRDN (c)	50,000	50,000
Metropolitan Govt. Nashville & Davidson County Indl. Dev. Board Rev. (Nashville Symphony Hall Proj.) 2.45%, LOC Bank of America NA, VRDN (c)	15,500	15,500
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN Series Putters 2631, 2.51% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	20,000	20,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. (Vanderbilt Univ. Proj.) Series 2005 A2, 2.27%, VRDN (c)	$ 3,700	$ 3,700
Rutherford County Gen. Oblig. Participating VRDN Series Putters 643, 2.58% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,975	1,975
Sevier County Pub. Bldg. Auth. Rev. Series IV C3, 2.72% (FSA Insured), VRDN (c)	1,900	1,900
Shelby County Gen. Oblig. Series 2008 A, 2.2% 7/15/08, CP	17,800	17,800
Sullivan County Health, Edl. & Hsg. Facilities Board Hosp. Rev. Participating VRDN Series LB 06 F6, 3.05% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	5,400	5,400
		166,500
Texas - 17.4%
Austin Util. Sys. Rev.:
Participating VRDN Series MSDW 00 498, 2.48% (Liquidity Facility Morgan Stanley) (c)(f)	3,775	3,775
Series A, 2.1% 7/15/08, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	9,615	9,615
Austin Wtr. & Wastewtr. Sys. Rev.:
Participating VRDN:
Series ROC II R 10173, 2.51% (Liquidity Facility Citibank NA) (c)(f)	10,000	10,000
Series ROC II R 6029, 2.91% (Liquidity Facility Citigroup, Inc.) (c)(f)	4,945	4,945
2.5% (FSA Insured), VRDN (c)	26,800	26,800
Bastrop Independent School District Participating VRDN Series ROC II R 492, 2.43% (Liquidity Facility Citibank NA) (c)(f)	8,150	8,150
Bell County Health Facilities Dev. Corp. Rev. (Scott & White Memorial Hosp. Proj.) Series 2001 2, 2.7% (MBIA Insured), VRDN (c)	43,110	43,110
Brazos River Hbr. Navigation District Brazoria County Envir. Facilities Rev. (Dow Chemical Co. Proj.) Series B1, 2.7%, VRDN (c)	2,600	2,600
Brownsville Independent School District Participating VRDN Series Merlots 07 D79, 2.72% (Liquidity Facility Wachovia Bank NA) (c)(f)	3,830	3,830
Brownsville Util. Sys. Rev. Series A, 1.75% 6/3/08, LOC State Street Bank & Trust Co., Boston, CP	8,100	8,100
Caddo Mills Independent School District Participating VRDN Series DB 473, 2.44% (Liquidity Facility Deutsche Bank AG) (c)(f)	5,277	5,277
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Crowley Independent School District Participating VRDN Series PT 3039, 2.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	$ 7,030	$ 7,030
Cypress-Fairbanks Independent School District Participating VRDN Series ROC II R 11325, 2.43% (Liquidity Facility Citibank NA) (c)(f)	3,060	3,060
Dallas Area Rapid Transit Participating VRDN Series BA 07 134, 2.51% (Liquidity Facility Bank of America NA) (c)(f)	6,750	6,750
Dallas Area Rapid Transit Sales Tax Rev.:
Participating VRDN:
Series EGL 07 0020, 2.47% (Liquidity Facility Bayerische Landesbank (UNGTD)) (c)(f)	19,800	19,800
Series GS 07 10TP, 2.44% (Liquidity Facility DEPFA BANK PLC) (c)(f)	10,550	10,550
Series 2001, 2.55% 5/5/08 (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), CP	3,750	3,750
Dallas Independent School District Participating VRDN Series PT 2210, 2.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	7,205	7,205
Denton Independent School District Participating VRDN Series MS 451, 2.48% (Liquidity Facility Morgan Stanley) (c)(f)	4,015	4,015
El Paso Independent School District Participating VRDN Series Putters 1035, 2.51% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	4,255	4,255
Frenship Independent School District Participating VRDN Series DB 265, 2.45% (Liquidity Facility Deutsche Bank AG) (c)(f)	5,620	5,620
Galveston County Gen. Oblig. Participating VRDN Series ROC II R 11275, 2.48% (Liquidity Facility Wells Fargo & Co.) (c)(f)	7,300	7,300
Granbury Independent School District Participating VRDN:
Series PT 3080, 2.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	7,575	7,575
Series SG 129, 2.45% (Liquidity Facility Societe Generale) (c)(f)	4,815	4,815
Grapevine-Colleyville Independent School District Bonds 5% 8/15/29 (Pre-Refunded to 8/15/08 @ 100) (e)	8,900	9,001
Harlandale Independent School District Participating VRDN Series Putters 524, 2.51% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,665	2,665
Harris County Ind. Dev. Corp. 2.85%, LOC Royal Bank of Canada, VRDN (c)	15,400	15,400
Harris County Flood Cont. District Participating VRDN Series ROC II R 12099, 2.42% (Liquidity Facility Citigroup, Inc.) (c)(f)	33,300	33,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Gen. Oblig.:
Series B, 2.1% 7/15/08, CP	$ 1,600	$ 1,600
Series C, 2.1% 7/15/08, CP	3,500	3,500
Harris County Health Facilities Dev. Corp. Hosp. Rev. Participating VRDN Series LB 05 L15, 2.9% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	5,000	5,000
Harris County Health Facilities Dev. Corp. Rev.:
(Saint Luke's Episcopal Hosp. Proj.) Series B, 2.65% (Liquidity Facility JPMorgan Chase Bank) (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (c)	61,695	61,695
(YMCA of Greater Houston Proj.) Series 1999, 2.65%, LOC JPMorgan Chase Bank, VRDN (c)	5,300	5,300
Harris County Hosp. District Rev. Participating VRDN Series PT 726, 2.42% (Liquidity Facility BNP Paribas SA) (c)(f)	4,995	4,995
Harris County-Houston Sports Auth. Rev. (Rodeo Proj.) Series 2001 C, 4.1% (MBIA Insured), VRDN (c)	3,200	3,200
Harrison County Health Facilities Dev. Corp. Rev. (Marshall Reg'l. Med. Ctr. Proj.) 2.43%, LOC Regions Bank of Alabama, VRDN (c)	12,115	12,115
Hays Consolidated Independent School District Participating VRDN Series PT 2462, 2.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	3,500	3,500
HFDC of Central Texas, Inc. Rev. (Villa de San Antonio Proj.) 2.49%, LOC KBC Bank NV, VRDN (c)	13,000	13,000
Houston Arpt. Sys. Rev. Participating VRDN:
Series ROC II R 12022, 2.49% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	7,730	7,730
2.44% (Liquidity Facility Deutsche Bank AG) (c)(f)	9,455	9,455
Houston Cmnty. College Sys. Rev.:
Bonds 3% 2/15/09 (FSA Insured)	1,845	1,865
Participating VRDN:
Series Putters 380, 2.68% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,420	5,420
Series ROC II R 2084, 2.91% (Liquidity Facility Citigroup, Inc.) (c)(f)	5,170	5,170
Houston Gen. Oblig. Participating VRDN Series Putters 1151, 2.68% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	12,500	12,500
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Participating VRDN Series SG 139, 2.46% (Liquidity Facility Societe Generale) (c)(f)	3,100	3,100
Houston Independent School District Participating VRDN Series Putters 1060, 2.51% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	5,300	5,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Util. Sys. Rev.:
Participating VRDN Series Putters 2493, 2.51% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	$ 1,715	$ 1,715
Series 2004 A:
1.6% 6/5/08 (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), CP	7,500	7,500
1.8% 6/5/08 (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), CP	10,000	10,000
2.25% 7/10/08 (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), CP	8,900	8,900
Series 2004 B5, 2.05%, LOC Dexia Cr. Local de France, LOC Bank of America NA, VRDN (c)	24,460	24,460
Series B2, 2.5%, LOC Dexia Cr. Local de France, LOC Bank of America NA, VRDN (c)	15,500	15,500
Houston Wtr. & Swr. Sys. Rev. Participating VRDN Series Merlots 02 A16, 2.82% (Liquidity Facility Wachovia Bank NA) (c)(f)	2,275	2,275
Hunt Memorial Hosp. District Rev. Series 1998, 2.75% (FSA Insured), VRDN (c)	3,855	3,855
Irving Independent School District Participating VRDN Series PT 3954, 2.45% (Liquidity Facility Wells Fargo & Co.) (c)(f)	8,900	8,900
Klein Independent School District Participating VRDN Series PZ 180, 2.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	2,735	2,735
Lamar Consolidated Independent School District Participating VRDN Series ROC II R 10276, 2.43% (Liquidity Facility Citigroup, Inc.) (c)(f)	5,125	5,125
Lewisville Independent School District Participating VRDN Series SGA 134, 2.75% (Liquidity Facility Societe Generale) (c)(f)	1,290	1,290
Lower Colorado River Auth. Rev. Series A:
1.6% 6/3/08 (Liquidity Facility JPMorgan Chase Bank), CP	16,500	16,500
2.25% 6/11/08 (Liquidity Facility JPMorgan Chase Bank), CP	4,900	4,900
2.45% 5/1/08 (Liquidity Facility JPMorgan Chase Bank), CP	4,000	4,000
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev. (ExxonMobil Proj.) Series 2001 A, 2.6% (Exxon Mobil Corp. Guaranteed), VRDN (c)	16,000	16,000
Mesquite Independent School District Participating VRDN Series Putters 1032, 2.51% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	5,275	5,275
New Caney Independent School District Participating VRDN Series MS 1286, 2.48% (Liquidity Facility Morgan Stanley) (c)(f)	9,480	9,480
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
North Central Texas Health Facilities Dev. Corp. (Baylor Health Care Sys. Proj.) Series 2006 C, 2.45% (FSA Insured), VRDN (c)	$ 21,155	$ 21,155
North East Texas Independent School District Participating VRDN:
Series Putters 393, 2.51% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,880	3,880
Series ROC II R 10193, 2.43% (Liquidity Facility Citibank NA) (c)(f)	16,330	16,330
North Texas Tollway Auth. Rev. Participating VRDN Series DB 633, 2.44% (Liquidity Facility Deutsche Bank AG) (c)(f)	14,520	14,520
Northside Independent School District Participating VRDN Series PT 2329, 2.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	4,585	4,585
Nueces River Auth. Wtr. Supply Rev. Participating VRDN:
Series PT 3190, 2.46% (Liquidity Facility KBC Bank NV) (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,660	5,660
Series Putters 1412, 2.51% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,935	2,935
Nueces River Indl. Dev. Auth. Poll. Cont. Rev. Bonds (San Miguel Elec. Coop., Inc. Proj.) Series 1984, 1.95% tender 5/12/08 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	8,500	8,500
Oakbend Med. Ctr. Hosp. Rev. 2.7%, LOC Regions Bank of Alabama, VRDN (c)	6,250	6,250
Pearland Independent School District Participating VRDN Series PA 1449, 2.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,670	5,670
Plano Independent School District Participating VRDN Series SGA 128, 2.75% (Liquidity Facility Societe Generale) (c)(f)	21,380	21,380
Port Arthur Navigation District Poll. Cont. Rev. (Texaco, Inc. Proj.) Series 1994, 2.55%, VRDN (c)	1,700	1,700
Princeton Independent School District Participating VRDN Series SGB 02 41A, 2.47% (Liquidity Facility Societe Generale) (c)(f)	1,250	1,250
Red River Ed. Fin. Corp. Ed. Rev. Participating VRDN Series SGA 109, 2.75% (Liquidity Facility Societe Generale) (c)(f)	7,070	7,070
Round Rock Gen. Oblig. Participating VRDN Series ROC II R 2135, 2.91% (Liquidity Facility Citigroup, Inc.) (c)(f)	6,525	6,525
San Antonio Elec. & Gas Sys. Rev.:
Participating VRDN:
Series PT 3921, 2.46% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	12,000	12,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Elec. & Gas Sys. Rev.: - continued
Participating VRDN:
Series SG 104, 2.46% (Liquidity Facility Societe Generale) (c)(f)	$ 5,490	$ 5,490
Series SG 105, 2.46% (Liquidity Facility Societe Generale) (c)(f)	29,400	29,400
Series A:
1.8% 8/7/08, CP	52,400	52,400
2.2% 6/5/08, CP	2,000	2,000
2.73% (Liquidity Facility Bank of America NA), VRDN (c)	5,000	5,000
San Antonio Wtr. Sys. Rev.:
Participating VRDN Series Merlots 00 VV, 2.72% (Liquidity Facility Wachovia Bank NA) (c)(f)	1,000	1,000
Series 2001 A, 1.8% 7/3/08 (Liquidity Facility Bank of America NA), CP	5,000	5,000
Seminole Independent School District Participating VRDN Series DB 559, 2.44% (Liquidity Facility Deutsche Bank AG) (c)(f)	4,000	4,000
Socorro Independent School District Participating VRDN Series ROC II R 2222, 2.43% (Liquidity Facility Citigroup, Inc.) (c)(f)	4,105	4,105
Spring Independent School District Participating VRDN Series DB 274, 2.45% (Liquidity Facility Deutsche Bank AG) (c)(f)	10,175	10,175
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.) Series 2007 A, 3.8% (MBIA Insured), VRDN (c)	20,000	20,000
Tarrant Reg'l. Wtr. District Wtr. Rev. Participating VRDN Series PT 976, 2.42% (Liquidity Facility Lloyds TSB Bank PLC) (c)(f)	7,995	7,995
Texas A&M Univ. Rev. Participating VRDN Series Putters 945, 2.51% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,430	1,430
Texas Dept. of Trans. Ctfs. of Prtn. Series 2005 A, 1.7% 6/5/08, LOC Bank of America NA, LOC State Street Bank & Trust Co., Boston, CP	6,750	6,750
Texas Gen. Oblig.:
Participating VRDN:
Series EGL 03 26 Class A, 2.44% (Liquidity Facility Citibank NA) (c)(f)	4,800	4,800
Series EGL 06 0125, 2.44% (Liquidity Facility Citibank NA) (c)(f)	18,900	18,900
Series EGL 07 90, 2.42% (Liquidity Facility DZ Bank Ag Deutsche Genosbank.) (c)(f)	25,000	25,000
Series LB 05 K15, 2.93% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	8,000	8,000
Series Putters 2490, 2.51% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,850	1,850
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Gen. Oblig.: - continued
Participating VRDN:
Series Putters 2615, 2.51% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	$ 11,200	$ 11,200
TRAN 4.5% 8/28/08	213,300	213,844
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Bonds 5% 6/1/08	5,000	5,005
Texas Trans. Commission State Hwy. Fund Rev. Participating VRDN:
Series MS 06 2033, 2.43% (Liquidity Facility Morgan Stanley) (c)(f)	17,661	17,661
Series PT 4449, 2.46% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	18,985	18,985
Series Putters 2393, 2.51% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,195	2,195
Series ROC II R 11273, 2.43% (Liquidity Facility Citibank NA) (c)(f)	19,000	19,000
Texas Wtr. Dev. Board Rev. Participating VRDN Series Floaters 2300, 2.43% (Liquidity Facility Morgan Stanley) (c)(f)	3,000	3,000
Travis County Health Facilities Dev. (Longhorn Village Proj.) Series 2008 B, 2.5%, LOC Bank of Scotland PLC, VRDN (c)	4,230	4,230
Univ. of Texas Board of Regents Sys. Rev. Participating VRDN Series Putters 1646, 2.51% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,125	5,125
Univ. of Texas Permanent Univ. Fund Rev.:
Bonds Series A, 2.5%, tender 7/2/08 (c)	51,200	51,291
Participating VRDN Series Putters 1668, 2.51% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	12,295	12,295
Ysleta Independent School District Participating VRDN Series Putters 1039, 2.51% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	5,955	5,955
		1,313,639
Utah - 0.8%
Central Utah Wtr. Conservancy District Wtr. Conservancy Rev. Participating VRDN Series ROC II R 2202, 2.91% (Liquidity Facility Citigroup, Inc.) (c)(f)	8,435	8,435
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Participating VRDN Series EGL 96 C4402 Class A, 2.47% (Liquidity Facility Citibank NA) (c)(f)	5,550	5,550
Series 1998 B4, 2.15% 8/6/08 (Liquidity Facility Bank of Nova Scotia), CP	3,000	3,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Utah - continued
Murray City Hosp. Rev. (IHC Health Services, Inc. Proj.) Series B, 2.65% (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	$ 19,960	$ 19,960
Utah Transit Auth. Sales Tax Rev. Series B, 2.7%, LOC Fortis Banque SA, VRDN (c)	24,320	24,320
		61,265
Virginia - 1.3%
Clarke County Indl. Dev. Auth. Hosp. Facilities Rev. (Winchester Med. Ctr. Proj.) Series 2000, 2.6% (FSA Insured), VRDN (c)	5,665	5,665
Fairfax County Indl. Dev. Auth. Bonds (Inova Health Sys. Proj.) Series 2008 C4, 1.6%, tender 4/20/09 (c)	11,600	11,600
Fairfax County Wtr. Auth. Wtr. Rev. Participating VRDN Series EGL 06 91 Class A, 2.44% (Liquidity Facility Citibank NA) (c)(f)	5,220	5,220
Harrisonburg Indl. Dev. Auth. Rev. (Rockingham Memorial Hosp. Proj.) Series 2005, 2.6%, LOC SunTrust Banks, Inc., VRDN (c)	2,220	2,220
Henrico County Econ. Dev. Auth. Rev. (Bon Secours Health Sys., Inc. Proj.) Series 2008 B2, 2.51%, VRDN (c)	8,800	8,800
Loudoun County Indl. Dev. Auth. (Howard Hughes Med. Institute Proj.) Series 2003 B, 2.4%, VRDN (c)	13,500	13,500
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1984:
1.65% tender 5/6/08, CP mode	4,000	4,000
1.65% tender 5/7/08, CP mode	2,000	2,000
Russell County Indl. Dev. Auth. Hosp. Rev. (Mountain States Health Alliance Proj.) Series 2008 B, 2.6%, LOC Regions Bank of Alabama, VRDN (c)	15,000	15,000
Univ. of Virginia Univ. Revs. Series 2003 A, 1.2% 6/17/08, CP	4,000	4,000
Virginia College Bldg. Auth. Edl. Facilities Rev.:
Bonds (21st Century College and Equip. Prog.) Series 2006 A, 5% 2/1/09	10,635	10,876
Participating VRDN Series MS 01 721, 2.43% (Liquidity Facility Morgan Stanley) (c)(f)	2,300	2,300
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN:
Series LB 08 K13W, 2.55% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	4,500	4,500
Series ROC II R 11010, 2.43% (Liquidity Facility Citibank NA) (c)(f)	6,685	6,685
		96,366
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - 3.3%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series Merlots 07 D76, 2.82% (Liquidity Facility Wachovia Bank NA) (c)(f)	$ 5,000	$ 5,000
Clover Park School District #400, Pierce County Gen. Oblig. Participating VRDN Series Tops 06 35, 2.45% (Liquidity Facility Bank of America NA) (c)(f)	10,815	10,815
Energy Northwest Elec. Rev.:
Bonds (#1 Proj.) Series 2004 A, 5.25% 7/1/08	5,605	5,632
Participating VRDN:
Series PT 734, 2.45% (Liquidity Facility Svenska Handelsbanken AB) (c)(f)	7,000	7,000
Series ROC II R 152, 2.51% (Liquidity Facility Citibank NA) (c)(f)	6,695	6,695
Series ROC II R 3012, 2.51% (Liquidity Facility Citigroup, Inc.) (c)(f)	9,550	9,550
(#3 Proj.):
Series 2003 D31, 2.5% (FSA Insured), VRDN (c)	22,475	22,475
Series 2003 D32, 2.75% (MBIA Insured), VRDN (c)	22,250	22,250
King County Gen. Oblig. Participating VRDN:
Series Putters 2541, 2.51% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,795	3,795
Series ROC II R 1028, 2.48% (Liquidity Facility Citigroup, Inc.) (c)(f)	5,250	5,250
King County Shoreline School District # 412 Participating VRDN Series Merlots 08 D67, 2.87% (Liquidity Facility Wachovia Bank NA) (c)(f)	15,645	15,645
Lewis County Pub. Util. District #1 Participating VRDN Series ROC II R 4026, 2.51% (Liquidity Facility Citigroup, Inc.) (c)(f)	6,280	6,280
Pierce County Econ. Dev. Corp. Spl. Rev. (Weyerhaeuser Real Estate Proj.) Series 1997 A, 2.6%, LOC Bank of America NA, VRDN (c)	17,655	17,655
Pierce County School District #3 Puyallup Participating VRDN Series Putters 415, 2.51% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,205	4,205
Port of Seattle Rev. Participating VRDN Series MS 1028, 2.48% (Liquidity Facility Morgan Stanley) (c)(f)	4,345	4,345
Redmond Cmnty. Properties Lease Participating VRDN Series MT 269, 2.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	3,445	3,445
Seattle Gen. Oblig. Bonds Series A, 5.5% 3/1/09	1,000	1,031
Snohomish County Pub. Util. District #1 Series A2, 2.5% (FSA Insured), VRDN (c)	8,685	8,685
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Snohomish County Pub. Util. District #1 Elec. Rev. Participating VRDN Series ROC II R 6055, 2.48% (Liquidity Facility Citigroup, Inc.) (c)(f)	$ 17,720	$ 17,720
Washington Gen. Oblig. Participating VRDN:
Series Merlots 08 C30, 2.82% (Liquidity Facility Wachovia Bank NA) (c)(f)	3,000	3,000
Series MS 2571, 2.43% (Liquidity Facility Morgan Stanley) (c)(f)	1,715	1,715
Series PT 3293, 2.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,330	5,330
Series PT 4771, 2.48% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	8,335	8,335
Series Putters 1199, 2.51% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,605	3,605
Series Putters 1296, 2.68% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,885	4,885
Series Putters 2192, 2.51% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,390	6,390
Series Putters 509, 2.58% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,470	5,470
Series ROC II R 759 PB, 2.48% (Liquidity Facility Deutsche Postbank AG) (c)(f)	8,015	8,015
Washington Health Care Facilities Auth. Rev. (Empire Health Services Proj.) 2.65%, LOC U.S. Bank NA, Minnesota, VRDN (c)	4,315	4,315
Washington Hsg. Fin. Commission Nonprofit Rev.:
(Eastside Catholic School Proj.) Series A, 2.47%, LOC KeyBank NA, VRDN (c)	5,000	5,000
(United Way King County Proj.) 2.5%, LOC Bank of America NA, VRDN (c)	1,800	1,800
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #1 Rev. Bonds Series A, 6% 7/1/08	7,000	7,030
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. Bonds Series A, 5.75% 7/1/08 (Bonneville Pwr. Administration Guaranteed)	3,000	3,012
		245,375
West Virginia - 0.0%
Cabell County Life Care Facilities Rev. (Foster Foundation Prog.) Series 1998 A, 2.68%, LOC Huntington Nat'l. Bank, Columbus, VRDN (c)	3,870	3,870
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - 3.2%
Central Brown County Wtr. Auth. Wtr. Sys. Rev. Participating VRDN Series PT 3071, 2.74% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	$ 6,680	$ 6,680
Milwaukee Gen. Oblig. RAN:
Series 2007 M6, 4.5% 9/4/08	26,200	26,275
Series 2008 R5, 3% 12/15/08	13,600	13,697
Univ. of Wisconsin Hosp. & Clinics Auth. 2.15% (FSA Insured), VRDN (c)	27,595	27,595
Wisconsin Gen. Oblig.:
Series 2006 A, 1.7% 7/10/08, CP	19,513	19,513
Series 2008, 2.25% 5/19/08, CP	6,400	6,400
TRAN 4.5% 6/16/08	24,800	24,823
Wisconsin Health & Edl. Facilities Auth. Rev.:
Bonds (Luther Hosp. Proj.) 1.68%, tender 4/15/09 (c)	11,800	11,800
Participating VRDN Series MT 318, 2.42% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	32,285	32,285
(Attic Angel Obligated Group Proj.) 2.49%, LOC M&I Marshall & Ilsley Bank, VRDN (c)	11,300	11,300
(Aurora Health Care, Inc. Proj.) Series C, 2.55%, LOC KBC Bank NV, LOC Bank of Nova Scotia, New York Agcy., VRDN (c)	10,620	10,620
(Aurora Health Care, Inc. Sys. Proj.) Series B, 2.6%, LOC M&I Marshall & Ilsley Bank, VRDN (c)	7,900	7,900
(Marshfield Clinic Proj.) Series B, 2.49%, LOC M&I Marshall & Ilsley Bank, VRDN (c)	14,500	14,500
(Nat'l. Regency of New Berlin, Inc. Proj.) 2.63%, LOC M&I Marshall & Ilsley Bank, VRDN (c)	5,700	5,700
Wisconsin Petroleum Inspection Fee Rev. Series 2000, 1.65% 7/8/08, CP	20,000	20,000
Wisconsin Trans. Rev. Participating VRDN Series Putters 299, 2.51% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	895	895
		239,983
Wyoming - 0.4%
Lincoln County Poll. Cont. Rev. (Exxon Corp. Proj.) Series 1984 A, 2.5%, VRDN (c)	15,210	15,210
Platte County Poll. Cont. Rev. (Tri-State Generation & Transmission Assoc. Proj.) Series 1984 A, 2.85%, LOC Nat'l. Rural Utils. Coop. Fin. Corp., VRDN (c)	7,700	7,700
Uinta County Poll. Cont. Rev. (Chevron Corp. Proj.) Series 1993, 2.5%, VRDN (c)	10,300	10,300
		33,210
Municipal Securities - continued
	Shares	Value (000s)
Other - 1.6%
Fidelity Tax-Free Cash Central Fund, 2.51% (a)(d)	121,857,083	$ 121,857
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $7,469,617)		7,469,617
NET OTHER ASSETS - 0.9%		68,036
NET ASSETS - 100%		$ 7,537,653
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.
(e) Security collateralized by an amount sufficient to pay interest and principal.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $15,800,000 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Greenville County School District Installment Purp. Rev. Participating VRDN Series PT 3393, 2.47% (Liquidity Facility Dexia Cr. Local de France)	4/6/06	$ 15,800
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amount in thousands)
Fidelity Tax-Free Cash Central Fund	$ 1,943

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Tax-Exempt Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2008 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $7,347,760)	$ 7,347,760
Fidelity Central Funds (cost $121,857)	121,857
Total Investments (cost $7,469,617)		$ 7,469,617
Cash		14,280
Receivable for investments sold		107,648
Receivable for fund shares sold		121,850
Interest receivable		43,705
Distributions receivable from Fidelity Central Funds		193
Prepaid expenses		10
Receivable from investment adviser for expense reductions		207
Other receivables		2,788
Total assets		7,760,298

Liabilities
Payable for investments purchased Regular delivery	$ 93,602
Delayed delivery	17,793
Payable for fund shares redeemed	104,976
Distributions payable	179
Accrued management fee	1,610
Distribution fees payable	487
Other affiliated payables	3,883
Other payables and accrued expenses	115
Total liabilities		222,645

Net Assets		$ 7,537,653
Net Assets consist of:
Paid in capital		$ 7,535,898
Distributions in excess of net investment income		(16)
Accumulated undistributed net realized gain (loss) on investments		1,771
Net Assets		$ 7,537,653

Daily Money Class: Net Asset Value, offering price and redemption price per share ($1,092,943 ÷ 1,092,017 shares)		$ 1.00

Capital Reserves Class: Net Asset Value, offering price and redemption price per share ($569,785 ÷ 569,316 shares)		$ 1.00

Fidelity Tax-Free Money Market Fund: Net Asset Value, offering price and redemption price per share ($5,874,925 ÷ 5,872,678 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended April 30, 2008 (Unaudited)

Investment Income
Interest		$ 91,552
Income from Fidelity Central Funds		1,943
Total income		93,495

Expenses
Management fee	$ 8,646
Transfer agent fees	6,921
Distribution fees	2,731
Accounting fees and expenses	289
Custodian fees and expenses	51
Independent trustees' compensation	14
Registration fees	482
Audit	25
Legal	9
Miscellaneous	9
Total expenses before reductions	19,177
Expense reductions	(6,127)	13,050
Net investment income		80,445
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,621
Capital gain distributions from Fidelity Central Funds	8
Total net realized gain (loss)		1,629
Net increase in net assets resulting from operations		$ 82,074

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Tax-Exempt Fund
Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2008 (Unaudited)	Year ended October 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 80,445	$ 149,600
Net realized gain (loss)	1,629	602
Net increase in net assets resulting from operations	82,074	150,202
Distributions to shareholders from net investment income	(80,459)	(149,597)
Distributions to shareholders from net realized gain	(61)	-
Total distributions	(80,520)	(149,597)
Share transactions - net increase (decrease)	1,787,885	1,951,132
Total increase (decrease) in net assets	1,789,439	1,951,737

Net Assets
Beginning of period	5,748,214	3,796,477
End of period (including distributions in excess of net investment income of $16 and distributions in excess of net investment income of $2, respectively)	$ 7,537,653	$ 5,748,214

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Daily Money Class

	Six months ended April 30, 2008	Years ended October 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.011	.030	.027	.016	.005	.005
Net realized and unrealized gain (loss)F	-	-	-	-	-	-
Total from investment operations	.011	.030	.027	.016	.005	.005
Distributions from net investment income	(.011)	(.030)	(.027)	(.016)	(.005)	(.005)
Distributions from net realized gain	-F	-	-	-	-	-
Total distributions	(.011)	(.030)	(.027)	(.016)	(.005)	(.005)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	1.11%	3.07%	2.72%	1.58%	.47%	.52%
Ratios to Average Net Assets D, E
Expenses before reductions	.73% A	.73%	.73%	.74%	.74%	.74%
Expenses net of fee waivers, if any	.70% A	.70%	.70%	.70%	.70%	.70%
Expenses net of all reductions	.55% A	.54%	.54%	.61%	.69%	.68%
Net investment income	2.17% A	3.03%	2.70%	1.60%	.49%	.52%
Supplemental Data
Net assets, end of period (in millions)	$ 1,093	$ 895	$ 617	$ 575	$ 625	$ 544

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Capital Reserves Class

	Six months ended April 30, 2008	Years ended October 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.010	.028	.024	.013	.002	.003
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	.010	.028	.024	.013	.002	.003
Distributions from net investment income	(.010)	(.028)	(.024)	(.013)	(.002)	(.003)
Distributions from net realized gain	-F	-	-	-	-	-
Total distributions	(.010)	(.028)	(.024)	(.013)	(.002)	(.003)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.98%	2.81%	2.46%	1.33%	.23%	.30%
Ratios to Average Net Assets D, E
Expenses before reductions	.98% A	.98%	.98%	.99%	.99%	.99%
Expenses net of fee waivers, if any	.95% A	.95%	.95%	.95%	.94%	.93%
Expenses net of all reductions	.80% A	.82%	.79%	.86%	.93%	.91%
Net investment income	1.92% A	2.74%	2.45%	1.35%	.25%	.29%
Supplemental Data
Net assets, end of period (in millions)	$ 570	$ 508	$ 519	$ 524	$ 504	$ 369

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Tax-Free Money Market Fund

	Six months ended April 30, 2008	Years ended October 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.012	.033	.029	.018	.007	.008
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	.012	.033	.029	.018	.007	.008
Distributions from net investment income	(.012)	(.033)	(.029)	(.018)	(.007)	(.008)
Distributions from net realized gain	-F	-	-	-	-	-
Total distributions	(.012)	(.033)	(.029)	(.018)	(.007)	(.008)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	1.23%	3.32%	2.97%	1.84%	.73%	.78%
Ratios to Average Net Assets D, E
Expenses before reductions	.48% A	.48%	.49%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.30% A	.29%	.29%	.36%	.44%	.43%
Net investment income	2.42% A	3.28%	2.95%	1.85%	.74%	.74%
Supplemental Data
Net assets, end of period (in millions)	$ 5,875	$ 4,346	$ 2,661	$ 1,856	$ 1,049	$ 495

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2008 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Treasury Fund (Treasury), Prime Fund (Prime) and Tax-Exempt Fund (Tax-Exempt) (collectively referred to as "the Funds") are funds of Fidelity Newbury Street Trust (the trust). Each Fund is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Treasury offers four classes of shares, Daily Money Class, Capital Reserves Class, Advisor B Class and Advisor C Class. Prime offers two classes of shares, Daily Money Class and Capital Reserves Class. Tax-Exempt offers three classes of shares, Daily Money Class, Capital Reserves Class and Fidelity Tax-Free Money Market Fund. Each class has equal rights as to assets and voting privileges and has exclusive voting rights with respect to matters that affect that class. Advisor B Class shares will automatically convert to Daily Money Class shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

Semiannual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value.

Investment Transactions and Income. Security transactions, including the Funds' investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Prime, Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Funds' federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, Certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

Tax-Exempt purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Treasury	$ 4,539,195	$ -	$ -	$ -
Prime	22,177,575	-	-	-
Tax-Exempt	7,469,617	-	-	-

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with

Semiannual Report

4. Operating Policies - continued

Repurchase Agreements - continued

institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .25% of average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

Treasury	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Daily Money Class	0%	.25%	$ 2,707	$ 192
Capital Reserves Class	.25%	.25%	4,864	170
Advisor B Class	.75%	.25%	312	235
Advisor C Class	.75%	.25%	752	146
			$ 8,635	$ 743
Prime
Daily Money Class	0%	.25%	$ 11,825	$ 1,187
Capital Reserves Class	.25%	.25%	30,385	1,399
			$ 42,210	$ 2,586
Tax-Exempt
Daily Money Class	0%	.25%	$ 1,282	$ -
Capital Reserves Class	.25%	.25%	1,449	63
			$ 2,731	$ 63

Sales Load. FDC receives the proceeds of contingent deferred sales charges levied on Treasury - Advisor B and Advisor C class redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Treasury - Advisor B and 1% for Treasury - Advisor C. In addition, FDC receives deferred sales charges of .25% on certain purchases of the Daily Money Class.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Treasury
Daily Money Class	$ -
Advisor B Class*	$ 169
Advisor C Class*	$ 42
Prime
Daily Money Class	$ 25

*When shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for Treasury and Prime. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for Tax-Exempt. Citibank has entered into a sub-arrangement with FIIOC to perform the activities associated with Tax-Exempt's transfer and shareholder servicing agent functions. FIIOC receives asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Each class pays a transfer agent fee equal to an annual rate of .20% of average net assets. For the period, the total transfer agent fees paid by each class to FIIOC were as follows.

Treasury - Daily Money Class	$ 2,166
Treasury - Capital Reserves Class	1,946
Treasury - Advisor B Class	64
Treasury - Advisor C Class	151
$ 4,327
Prime - Daily Money Class	$ 9,460
Prime - Capital Reserves Class	12,156
$ 21,616
Tax-Exempt - Daily Money Class	$ 1,027
Tax-Exempt - Capital Reserves Class	581
Tax-Exempt - Fidelity Tax-Free Money Market Fund	5,313
$ 6,921

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the accounting records for the Funds except for Tax-Exempt. Citibank has entered into a sub-arrangement with FSC to maintain Tax-Exempt's accounting records. The fee is based on the level of average net assets for the month.

6. Expense Reductions.

FMR voluntarily agreed to reimburse the funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Expense Reductions - continued

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement from Adviser
Treasury
Daily Money Class	.70%	$ 322
Capital Reserves Class	.95%	332
Advisor B Class	1.45%	12
Advisor C Class	1.45%	27
Prime
Daily Money Class	.70%	$ 1,758
Capital Reserves Class	.95%	2,353
Tax-Exempt
Daily Money Class	.70%	$ 156
Capital Reserves Class	.95%	94
Fidelity Tax-Free Money Market Fund	.45%	759

In addition, through arrangements with each applicable Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction	Accounting expense reduction

Treasury	$ -		$ -
Daily Money Class		$ 9
Capital Reserves Class		-
Advisor B Class		-
Advisor C Class		-
Prime	38		-
Daily Money Class		30
Capital Reserves Class		-
Tax-Exempt	51		289
Daily Money Class		692
Capital Reserves Class		361
Fidelity Tax-Free Money Market Fund		3,725

Semiannual Report

6. Expense Reductions - continued

FDC voluntarily agreed to waive certain class' distribution fees during the period. The amount of the waiver for each class is as follows:

Treasury
Daily Money Class	$ 11
Capital Reserves Class	88
Advisor B Class .	12
Advisor C Class .	28

7. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2008	Year ended October 31, 2007
From net investment income
Treasury - Daily Money Class	$ 25,293	$ 64,906
Treasury - Capital Reserves Class	20,952	75,268
Treasury - Advisor B Class	514	2,404
Treasury - Advisor C Class	1,226	3,989
Total	$ 47,985	$ 146,567
Prime - Daily Money Class	$ 171,016	$ 358,838
Prime - Capital Reserves Class	204,468	451,659
Total	$ 375,484	$ 810,497
Tax-Exempt - Daily Money Class	$ 11,075	$ 21,760
Tax-Exempt - Capital Reserves Class	5,575	14,895
Tax-Exempt - Fidelity Tax-Free Money Market Fund	63,809	112,942
Total	$ 80,459	$ 149,597
From net realized gain
Tax-Exempt - Daily Money Class	$ 9	$ -
Tax-Exempt - Capital Reserves Class	5	-
Tax-Exempt - Fidelity Tax-Free Money Market Fund	47	-
Total	$ 61	$ -

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Share Transactions.

Transactions for each class of shares at a $1.00 per share were as follows:

	Six months ended April 30, 2008	Year ended October 31, 2007
Treasury - Daily Money Class Shares sold	4,546,562	6,202,331
Reinvestment of distributions	23,979	60,754
Shares redeemed	(4,122,455)	(5,764,006)
Net increase (decrease)	448,086	499,079
Treasury - Capital Reserves Class Shares sold	3,897,103	9,263,233
Reinvestment of distributions	19,951	70,562
Shares redeemed	(3,728,884)	(8,591,812)
Net increase (decrease)	188,170	741,983
Treasury - Advisor B Class Shares sold	39,200	50,466
Reinvestment of distributions	468	2,149
Shares redeemed	(29,513)	(78,075)
Net increase (decrease)	10,155	(25,460)
Treasury - Advisor C Class Shares sold	121,976	156,702
Reinvestment of distributions	1,166	3,780
Shares redeemed	(87,495)	(146,170)
Net increase (decrease)	35,647	14,312
Prime - Daily Money Class Shares sold	20,232,097	33,595,001
Reinvestment of distributions	165,847	347,439
Shares redeemed	(19,200,440)	(32,216,452)
Net increase (decrease)	1,197,504	1,725,988
Prime - Capital Reserves Class Shares sold	26,298,503	50,127,681
Reinvestment of distributions	199,986	439,768
Shares redeemed	(25,018,964)	(48,728,252)
Net increase (decrease)	1,479,525	1,839,197
Tax-Exempt - Daily Money Class Shares sold	2,481,494	3,934,105
Reinvestment of distributions	10,554	20,620
Shares redeemed	(2,294,372)	(3,676,834)
Net increase (decrease)	197,676	277,891

Semiannual Report

9. Share Transactions - continued

	Six months ended April 30, 2008	Year ended October 31, 2007
Tax-Exempt - Capital Reserves Class Shares sold	1,313,248	2,580,492
Reinvestment of distributions	5,486	14,579
Shares redeemed	(1,256,579)	(2,606,485)
Net increase (decrease)	62,155	(11,414)
Tax-Exempt - Fidelity Tax-Free Money Market Fund Shares sold	14,615,586	18,322,614
Reinvestment of distributions	62,803	111,253
Shares redeemed	(13,150,335)	(16,749,212)
Net increase (decrease)	1,528,054	1,684,655

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

Fidelity Research & Analysis Company

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Citibank, N.A.

New York, NY (Tax-Exempt Fund)

Custodian

The Bank of New York

New York, NY (Prime Fund &
Treasury Fund)

Citibank, N.A.

New York, NY (Tax-Exempt Fund)

DMFI-SANN-0608
1.703547.110

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity
Tax-Free Money Market
Fund

A Class of Fidelity®
Cash Management Funds:
Tax-Exempt Fund

Semiannual Report

April 30, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments with their values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2007 to April 30, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Expenses Paid During Period* November 1, 2007 to April 30, 2008
Daily Money Class
Actual	$ 1,000.00	$ 1,011.10	$ 3.50
HypotheticalA	$ 1,000.00	$ 1,021.38	$ 3.52
Capital Reserves Class
Actual	$ 1,000.00	$ 1,009.80	$ 4.75
HypotheticalA	$ 1,000.00	$ 1,020.14	$ 4.77
Fidelity Tax-Free Money Market Fund
Actual	$ 1,000.00	$ 1,012.30	$ 2.25
HypotheticalA	$ 1,000.00	$ 1,022.63	$ 2.26

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Daily Money Class	.70%
Capital Reserves Class	.95%
Fidelity Tax-Free Money Market Fund	.45%

Semiannual Report

Investment Changes

Maturity Diversification
Days	% of fund's investments 4/30/08	% of fund's investments 10/31/07	% of fund's investments 4/30/07
0 - 30	83.1	83.8	91.9
31 - 90	7.6	3.0	0.5
91 - 180	6.4	3.0	5.8
181 - 397	2.9	10.2	1.8
Weighted Average Maturity
	4/30/08	10/31/07	4/30/07
Tax-Exempt Fund	26 Days	39 Days	19 Days
All Tax-Free Money Market Funds Average A	25 Days	30 Days	20 Days
Asset Allocation (% of fund's net assets)
As of April 30, 2008	As of October 31, 2007
Variable Rate Demand Notes (VRDNs) 78.3%	Variable Rate Demand Notes (VRDNs) 76.1%
Commercial Paper (including CP Mode) 6.7%	Commercial Paper (including CP Mode) 3.6%
Tender Bonds 1.5%	Tender Bonds 1.8%
Municipal Notes 9.4%	Municipal Notes 10.9%
Municipal Bonds 1.6%	Municipal Bonds 0.9%
Fidelity Tax-Free Cash Central Fund 1.6%	Fidelity Tax-Free Cash Central Fund 2.4%
Net Other Assets 0.9%	Net Other Assets 4.3%

A Source: iMoneyNet, Inc.

Semiannual Report

Investments April 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.1%
	Principal Amount (000s)	Value (000s)
Alabama - 0.8%
Alabama Pub. School & College Auth. Rev. Participating VRDN:
Series Putters 124, 2.93% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	$ 10,000	$ 10,000
Series Putters 2403, 2.51% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	9,995	9,995
Birmingham Wtrwks. & Swr. Board Wtr. & Swr. Rev. Participating VRDN Series ROC II R 10105, 2.46% (Liquidity Facility Citigroup, Inc.) (c)(f)	4,100	4,100
Huntsville Health Care Auth. Series 2005 A, 2.48%, LOC Regions Bank of Alabama, VRDN (c)	12,700	12,700
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.) Series 1999 B, 2.58%, LOC Wachovia Bank NA, VRDN (c)	13,700	13,700
Mobile Wtr. & Swr. Commissioners Wtr. & Swr. Rev. Participating VRDN Series Solar 06 109, 2.44% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	10,365	10,365
		60,860
Alaska - 0.8%
Alaska Hsg. Fin. Corp. Series 2003 A2, 2.48% (FSA Insured), VRDN (c)	12,075	12,075
Anchorage Gen. Oblig. TAN 2.5% 12/30/08	14,600	14,657
CIVICVentures Rev. Participating VRDN Series Solar 06 33, 2.46% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	12,305	12,305
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 2.55%, VRDN (c)	19,000	19,000
(Exxon Pipeline Co. Proj.) Series 1993 B, 2.6%, VRDN (c)	4,300	4,300
		62,337
Arizona - 1.9%
Arizona Ctfs. of Prtn. Participating VRDN Series LB 08 P30W, 2.9% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	9,000	9,000
Arizona Health Facilities Auth. Rev. (Banner Health Proj.) Series 2005 A, 3.9% (MBIA Insured), VRDN (c)	16,500	16,500
Phoenix Civic Impt. Corp. Excise Tax Rev. Participating VRDN Series MACN 05 L, 4% (Liquidity Facility Bank of America NA) (c)(f)	4,675	4,675
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev.:
Participating VRDN Series ROC II R 6039, 2.51% (Liquidity Facility Citigroup, Inc.) (c)(f)	5,120	5,120
Series 2007 A, 2% 6/5/08, LOC Dexia Cr. Local de France, CP	6,400	6,400
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Pima County Indl. Dev. Auth. Rev. (Broadway Proper Congregate Proj.) Series 2000 A, 2.44%, LOC State Street Bank & Trust Co., Boston, VRDN (c)	$ 4,000	$ 4,000
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Participating VRDN:
Series EGL 06 0141, 2.44% (Liquidity Facility Citibank NA) (c)(f)	9,800	9,800
Series EGL 06 14 Class A, 2.44% (Liquidity Facility Citibank NA) (c)(f)	6,200	6,200
Series MS 04 1227, 2.43% (Liquidity Facility Morgan Stanley) (c)(f)	1,900	1,900
Series PT 1512, 2.46% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	1,000	1,000
Series ROC II R 1002, 2.43% (Liquidity Facility Citigroup, Inc.) (c)(f)	4,480	4,480
Series ROC II R 1003, 2.44% (Liquidity Facility Citigroup, Inc.) (c)(f)	5,170	5,170
Series ROC II R 12039, 2.44% (Liquidity Facility Citigroup, Inc.) (c)(f)	12,070	12,070
Series ROC II R 12097, 2.43% (Liquidity Facility Citigroup, Inc.) (c)(f)	24,790	24,790
Series ROC II R 9198, 2.43% (Liquidity Facility Citigroup, Inc.) (c)(f)	5,175	5,175
Series C, 1.95% 8/5/08, CP	7,500	7,500
Salt Verde Finl. Corp. Sr. Gas Rev. Participating VRDN:
Series ROC II R 11256, 2.45% (Liquidity Facility Citibank NA) (c)(f)	5,250	5,250
Series ROC II R 11258, 2.45% (Liquidity Facility Citibank NA) (c)(f)	2,300	2,300
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Health Care Proj.) Series 2006 C, 2.5% (FSA Insured), VRDN (c)	7,100	7,100
Tolleson Muni. Fin. Corp. Rev. Bonds (American Wtr. Cap. Corp. Proj.) 2.4% tender 6/9/08, CP mode	8,560	8,560
		146,990
Arkansas - 0.1%
Univ. of Arkansas Univ. Revs. Participating VRDN Series Solar 06 26, 2.49% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	4,950	4,950
California - 2.5%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Series 2004 B, 3.25% (AMBAC Insured), VRDN (c)	23,195	23,195
Series 2007 G3, 2.9% (AMBAC Insured), VRDN (c)	14,200	14,200
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig. RAN 4% 6/30/08	$ 107,400	$ 107,509
Los Angeles Reg'l. Arpts. Impt. Rev. (Los Angeles Int'l. Arpt./Air France Proj.) 2.43%, LOC Societe Generale, VRDN (c)	3,100	3,100
Orange County Sanitation District Ctfs. of Prtn. Participating VRDN Series LB 08 K11W, 2.85% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	9,850	9,850
Orange County Trans. Auth. Toll Road Rev. (91 Express Lanes Proj.) Series 2003 B1, 3.8% (AMBAC Insured), VRDN (c)	28,000	28,000
Univ. of California Revs. Participating VRDN Series LB 05 K11, 2.75% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	6,480	6,480
		192,334
Colorado - 2.7%
Aurora Swr. Impt. Rev. Participating VRDN Series Solar 06 72, 2.49% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	15,235	15,235
Colorado Dept. of Corrections Ctfs. of Prtn. Participating VRDN Series Putters 1252, 2.68% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,600	5,600
Colorado Ed. Ln. Prog. TRAN 3.5% 8/5/08	13,600	13,620
Colorado Health Facilities Auth. Rev.:
(Boulder Cmnty. Hosp. Proj.):
Series 2000, 2.6%, LOC JPMorgan Chase Bank, VRDN (c)	31,415	31,415
Series 2003 B, 2.5%, LOC JPMorgan Chase Bank, VRDN (c)	10,000	10,000
(Catholic Health Initiatives Proj.):
Series B1, 2.7% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (c)	17,220	17,220
Series B3, 2.8% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	7,495	7,495
Series B6, 2.7% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	8,400	8,400
Colorado Hsg. Fin. Auth. Single Family Mtg. Rev. Series ADG 1B2, 2.7% (Liquidity Facility DEPFA BANK PLC), VRDN (c)	2,350	2,350
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN Series MS 01 679, 2.48% (Liquidity Facility Morgan Stanley) (c)(f)	6,700	6,700
Colorado Springs Utils. Rev. Series 2000 A, 2.6%, VRDN (c)	53,950	53,950
Denver City & County Arpt. Rev. Participating VRDN Series MS 08 2365, 2.53% (Liquidity Facility Morgan Stanley) (c)(f)	9,200	9,200
Platte County River Pwr. Auth. (Adjustable Elec. Rev. Proj.) Series S1, 2.57% (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	20,200	20,200
		201,385
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Connecticut - 0.7%
Connecticut Health & Edl. Facilities Auth. Rev. (Yale Univ. Proj.) Series V2, 2.55%, VRDN (c)	$ 10,385	$ 10,385
Connecticut Spl. Tax Oblig. Rev.:
(Trans. Infrastructure Proj.) Series 2003 1, 4.5% (AMBAC Insured), VRDN (c)	28,235	28,235
Series 2003 2, 4.5% (AMBAC Insured), VRDN (c)	12,800	12,800
		51,420
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 3.75%, VRDN (c)	3,500	3,500
Series 1999 A, 2.9%, VRDN (c)	3,800	3,800
		7,300
District Of Columbia - 0.6%
District of Columbia Gen. Oblig.:
Participating VRDN:
Series ROC II R 11300, 2.48% (Liquidity Facility Citibank NA) (c)(f)	5,540	5,540
Series ROC II R 11386, 2.48% (Liquidity Facility Citibank NA) (c)(f)	4,835	4,835
Series D-1, 2.5% (FSA Insured), VRDN (c)	11,100	11,100
District of Columbia Rev.:
(American Assoc. Med. Colleges Proj.) 5.25% (AMBAC Insured), VRDN (c)	3,575	3,575
(Carnegie Endowment for Int'l. Peace Proj.) Series 2006, 2.2%, LOC Allied Irish Banks PLC, VRDN (c)	16,475	16,475
(The AARP Foundation Proj.) Series 2004, 2.45%, LOC Bank of America NA, VRDN (c)	1,450	1,450
		42,975
Florida - 10.1%
Alachua County Health Facilities Auth. Health Facilities Rev. (Shands Teaching Hosp. Proj.) 2.58%, LOC SunTrust Banks, Inc., VRDN (c)	33,700	33,700
Brevard County Health Facilities Auth. Health Care Facilities Rev. (Health First, Inc. Proj.) 2.58%, LOC SunTrust Banks, Inc., VRDN (c)	3,235	3,235
Broward County Fin. Auth. Multi-family Hsg. Rev. (Reflections Apts. Proj.) Series 1999, 2.6%, LOC Freddie Mac, VRDN (c)	5,640	5,640
Broward County School District TAN 4% 9/30/08	9,600	9,624
Charlotte County Util. Sys. Rev. Series 2003 B, 2.45% (FSA Insured), VRDN (c)	3,385	3,385
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Davie Gen. Oblig. Rev. (United Jewish Cmnty. Proj.) 2.45%, LOC Bank of America NA, VRDN (c)	$ 3,080	$ 3,080
Escambia County Poll. Cont. Rev. Bonds (Gulf Pwr. Co. Proj.) 2.35%, tender 5/15/09 (c)	7,300	7,300
Florida Board of Ed. Participating VRDN:
Series Floaters 2557, 2.43% (Liquidity Facility Morgan Stanley) (c)(f)	2,305	2,305
Series ROC II R 12079, 2.43% (Liquidity Facility Bayerische Landesbank (UNGTD)) (c)(f)	11,215	11,215
Series ROC II R 6087, 2.43% (Liquidity Facility Citigroup, Inc.) (c)(f)	3,385	3,385
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN:
Series BA 1054, 2.45% (Liquidity Facility Bank of America NA) (c)(f)	13,225	13,225
Series BBT 08 16, 2.48% (Liquidity Facility Branch Banking & Trust Co.) (c)(f)	10,845	10,845
Series EC 1150, 2.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	1,500	1,500
Series EGL 01 905, 2.42% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA) (c)(f)	10,200	10,200
Series EGL 7050054 Class A, 2.44% (Liquidity Facility Citibank NA) (c)(f)	18,840	18,840
Series ROC II R 482, 2.43% (Liquidity Facility Citibank NA) (c)(f)	9,675	9,675
Florida Dept. of Trans. Tpk. Rev.:
Bonds Series A, 4.5% 7/1/08	4,065	4,075
Participating VRDN:
Series Putters 218, 2.43% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	7,820	7,820
Series Putters 2514, 2.51% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,770	4,770
Series Putters 2539, 2.51% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	8,000	8,000
Series PZ 184, 2.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	6,140	6,140
Florida Gen. Oblig. Participating VRDN Series PZ 130, 2.47% (Liquidity Facility Wells Fargo & Co.) (c)(f)	2,860	2,860
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Participating VRDN Series EC 1081, 2.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	9,000	9,000
Florida Muni. Ln. Council Rev. Participating VRDN Series Solar 06 81, 2.49% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	8,670	8,670
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Fort Myers Util. Sys. Rev. Participating VRDN Series Solar 06 53, 2.46% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	$ 12,795	$ 12,795
Gainesville Utils. Sys. Rev. Series B, 2.4% (Liquidity Facility Bank of New York, New York), VRDN (c)	7,335	7,335
Highlands County Health Facilities Auth. Rev.:
Participating VRDN Series Putters 1405, 2.51% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	8,620	8,620
(Adventist Health Sys. - Sunbelt Proj.) Series A-2, 2.45% (FSA Insured), VRDN (c)	6,900	6,900
Hillsborough County Cap. Impt. Prog. Rev. Series A, 2.1% 11/20/08, LOC State Street Bank & Trust Co., Boston, CP	5,720	5,720
Indian River County Hosp. District Hosp. Rev. Series 1985, 2.78%, LOC Wachovia Bank NA, VRDN (c)	2,700	2,700
Jacksonville Econ. Dev. Corp. Rev. (YMCA of Florida's First Coast Proj.) 2.45%, LOC Bank of America NA, VRDN (c)	1,500	1,500
Jacksonville Health Facilities Auth. Participating VRDN Series ROC II R 186, 2.43% (Liquidity Facility Citibank NA) (c)(f)	1,695	1,695
Leesburg Hosp. Rev. (Leesburg Reg'l. Med. Ctr. Proj.) 2.5%, LOC Bank of Nova Scotia, New York Agcy., VRDN (c)	10,000	10,000
Manatee County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1994, 2.6%, VRDN (c)	13,760	13,760
Martin County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2000, 2.85%, VRDN (c)	5,500	5,500
Miami-Dade County Aviation Rev. Series 2005 B, 1.85% 7/2/08, LOC BNP Paribas SA, LOC Dexia Cr. Local de France, CP	4,659	4,659
Miami-Dade County Health Facilities Auth. Hosp. Rev. Participating VRDN Series Putters 208, 2.43% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,775	6,775
Miami-Dade County School Board Ctfs. of Prtn. Participating VRDN:
Series DBE 530, 2.44% (Liquidity Facility Deutsche Bank AG) (c)(f)	6,255	6,255
Series EGL 07 0051, 2.47% (Liquidity Facility Bayerische Landesbank (UNGTD)) (c)(f)	18,315	18,315
Miami-Dade County School District TAN 4% 10/3/08	15,800	15,840
Miami-Dade County Transit Sales Surtax Rev. Participating VRDN Series EGL 06 101 Class A, 2.48% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	22,540	22,540
Miami-Dade County Wtr. & Swr. Rev. 2.45% (FSA Insured), VRDN (c)	16,695	16,695
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Orange County Health Facilities Auth. Rev. Participating VRDN Series LB 08 F63W, 2.7% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	$ 13,550	$ 13,550
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Central Florida YMCA Proj.) Series 2002 A, 2.47%, LOC Bank of America NA, VRDN (c)	2,265	2,265
Orlando & Orange County Expressway Auth. Rev.:
Participating VRDN Series Putters 1345, 2.51% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,990	3,990
Series 2003 C1, 2.5% (FSA Insured), VRDN (c)	22,745	22,745
Series 2003 C3, 2.38% (FSA Insured), VRDN (c)	7,885	7,885
Series 2005 C, 3% (AMBAC Insured), VRDN (c)	57,900	57,900
Series 2008 B2, 2.65%, LOC SunTrust Banks, Inc., VRDN (c)	19,000	19,000
Subseries 2005 A1, 2.85% (AMBAC Insured), VRDN (c)	21,200	21,200
Orlando Utils. Commission Wtr. & Elec. Rev. Series A, 2.7%, VRDN (c)	13,800	13,800
Palm Beach County Health Facilities Auth. Health Facilities Rev. (Bethesda Health Care Sys. Proj.) 2.58%, LOC SunTrust Banks, Inc., VRDN (c)	27,185	27,185
Palm Beach County Rev.:
(Hospice of Palm Beach Proj.) 2.45%, LOC Northern Trust Co., Chicago, VRDN (c)	6,500	6,500
(Morse Oblig. Group Proj.) 2.45%, LOC KeyBank NA, VRDN (c)	13,700	13,700
(Planned Parenthood Proj.) 2.45%, LOC Northern Trust Co., Chicago, VRDN (c)	2,700	2,700
(Raymond F Kravis Ctr. Proj.) 2.5%, LOC Northern Trust Co., Chicago, VRDN (c)	6,100	6,100
Palm Beach County School District 0.8% 8/4/08, LOC Bank of America NA, CP	27,300	27,300
Panama City Beach Participating VRDN Series Solar 2006 129, 2.49% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	9,060	9,060
Peace River/Manasota Reg'l. Wtr. Supply Auth. Rev. Participating VRDN Series ROC II R 607PB, 2.48% (Liquidity Facility Deutsche Postbank AG) (c)(f)	11,760	11,760
Pinellas County Health Facilities Auth. Rev.:
(Baycare Health Sys. Proj.):
Series B1, 2.25% (FSA Insured), VRDN (c)	10,400	10,400
Series B2, 2.41% (FSA Insured), VRDN (c)	32,900	32,900
(Bayfront Med. Ctr., Inc. Projs.) 2.58%, LOC SunTrust Banks, Inc., VRDN (c)	27,125	27,125
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Polk County Util. Sys. Rev. Participating VRDN Series ROC II R 12143, 2.5% (Liquidity Facility Bank of New York, New York) (c)(f)	$ 9,600	$ 9,600
Putnam County Dev. Auth. Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) 2.6%, VRDN (c)	2,980	2,980
Santa Rosa County Health Facilities Rev. (Baptists Hosp., Inc. Proj.) 2.45%, LOC Bank of America NA, VRDN (c)	4,470	4,470
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Participating VRDN Series BA 07 1036, 2.51% (Liquidity Facility Bank of America NA) (c)(f)	11,250	11,250
South Miami Health Facilities Auth. Hosp. Rev. Participating VRDN Series Putters 2473, 2.51% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,550	1,550
Sunshine State Govt. Fing. Commission Rev. Series 2007 J, 1.45% 5/5/08, CP	2,008	2,008
USF Fing. Corp. Ctfs. of Prtn. (College of Medicine Health Facilities Lease Prog.) Series 2006 A2, 2.35%, LOC SunTrust Banks, Inc., VRDN (c)	17,000	17,000
Volusia County Health Facilities Auth. Rev. (Southwest Volusia Healthcare Corp. Proj.) Series 1994 A, 2.39%, LOC SunTrust Banks, Inc., VRDN (c)	7,000	7,000
		759,016
Georgia - 2.5%
Atlanta Arpt. Passenger Facilities Charge Rev. Participating VRDN Series EGL 7053030 Class A, 2.5% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	5,200	5,200
Atlanta Arpt. Rev.:
Series 2003 RFB2, 4.5% (MBIA Insured), VRDN (c)	37,490	37,490
Series 2003 RFC1, 3% (MBIA Insured), VRDN (c)	8,100	8,100
Series 2003 RFC3, 3% (MBIA Insured), VRDN (c)	9,750	9,750
Series 2005 A2, 2.83% 6/25/08, LOC Bayerische Landesbank (UNGTD), LOC Calyon, CP	9,485	9,485
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.) First Series 1998, 2.65%, VRDN (c)	15,690	15,690
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.):
Eighth Series 1994, 2.53%, VRDN (c)	10,000	10,000
Third Series 1994, 2.65%, VRDN (c)	25,800	25,800
Cobb County Hsg. Auth. Multi-family Hsg. Rev. 2.6%, LOC Fannie Mae, VRDN (c)	10,300	10,300
DeKalb Private Hosp. Auth. Rev. (Egleston Children's Hosp. Proj.) Series 1994 B, 2.69%, LOC SunTrust Banks, Inc., VRDN (c)	2,300	2,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Fulton County Dev. Auth.:
(Mount Vernon Presbyterian School Proj.) 2.48%, LOC Branch Banking & Trust Co., VRDN (c)	$ 5,000	$ 5,000
(Pace Academy, Inc. Proj.) 2.45%, LOC Bank of America NA, VRDN (c)	9,000	9,000
(Woodward Academy, Inc. Proj.) Series 1997, 2.44%, LOC SunTrust Banks, Inc., VRDN (c)	3,930	3,930
Fulton County School District TAN 3% 12/31/08	14,100	14,169
Fulton County Wtr. & Swr. Rev. Participating VRDN Series ROC II R 12142, 2.5% (Liquidity Facility Citigroup, Inc.) (c)(f)	4,295	4,295
Macon-Bibb County Hosp. Auth. Rev. (Central Sr. Health, Inc./Carlyle Place Proj.) 2.58%, LOC SunTrust Banks, Inc., VRDN (c)	3,500	3,500
Muni. Elec. Auth. of Georgia Series 1994 B, 2.7% (FSA Insured), VRDN (c)	8,825	8,825
Roswell Hsg. Auth. Multi-family Hsg. Rev. (Greenhouse Roswell Proj.) Series 1996, 2.6%, LOC Fannie Mae, VRDN (c)	3,000	3,000
Whitfield County Residential Care Facilities Auth. Rev. (Royal Oaks Sr. Living Cmnty. Proj.) 2.45%, LOC Wachovia Bank NA, VRDN (c)	4,500	4,500
		190,334
Idaho - 0.3%
Idaho Gen. Oblig. TAN 4.5% 6/30/08	24,700	24,730
Illinois - 9.9%
Chicago Board of Ed.:
Series 2000 B, 2.45% (FSA Insured), VRDN (c)	9,205	9,205
Series 2000 C, 2.45% (FSA Insured), VRDN (c)	13,200	13,200
Series 2000 D, 2.85% (FSA Insured), VRDN (c)	9,950	9,950
Chicago Gen. Oblig.:
Participating VRDN:
Series Floaters 2507, 2.48% (Liquidity Facility Morgan Stanley) (c)(f)	2,510	2,510
Series PT 2357, 2.45% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	1,680	1,680
Series PT 2361, 2.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	8,200	8,200
Series Solar 06 38, 2.47% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	2,500	2,500
(Neighborhoods Alive 21 Prog.) Series B, 2.75% (MBIA Insured), VRDN (c)	37,400	37,400
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN Series ROC II R 11283, 2.43% (Liquidity Facility Citibank NA) (c)(f)	$ 4,000	$ 4,000
Chicago Motor Fuel Tax Rev. Participating VRDN Series MS 2615, 2.48% (Liquidity Facility Morgan Stanley) (c)(f)	2,920	2,920
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN:
Series DB 502, 2.44% (Liquidity Facility Deutsche Bank AG) (c)(f)	13,760	13,760
Series LB 08 K27W, 2.9% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	3,000	3,000
Series ROC II R 11440, 2.48% (Liquidity Facility Citibank NA) (c)(f)	7,225	7,225
Series ROC II R 605 PB, 2.48% (Liquidity Facility Deutsche Postbank AG) (c)(f)	5,100	5,100
Chicago Wastewtr. Transmission Rev.:
Participating VRDN Series ROC II R 720 PB, 2.48% (Liquidity Facility Deutsche Postbank AG) (c)(f)	10,150	10,150
Series 2004 A, 3% (MBIA Insured), VRDN (c)	23,055	23,055
Chicago Wtr. Rev.:
Participating VRDN Series Merlots 00 TT, 2.72% (Liquidity Facility Wachovia Bank NA) (c)(f)	18,785	18,785
Series A, 3% (MBIA Insured), VRDN (c)	79,100	79,100
Cook County Gen. Oblig.:
Participating VRDN Series ROC II R 2063, 2.51% (Liquidity Facility Citigroup, Inc.) (c)(f)	2,770	2,770
Series 2004 E, 2.35% (Liquidity Facility DEPFA BANK PLC), VRDN (c)	6,000	6,000
DuPage County Gen. Oblig. Participating VRDN Series Merlots 00 A9, 2.82% (Liquidity Facility Wachovia Bank NA) (c)(f)	9,735	9,735
DuPage County Rev. (Morton Arboretum Proj.) 2.45%, LOC Bank of America NA, VRDN (c)	5,200	5,200
Illinois Dev. Fin. Auth. Multi-family Hsg. Rev. (Orleans-Illinois Proj.) Series 1992, 2.35% (FSA Insured), VRDN (c)	11,100	11,100
Illinois Dev. Fin. Auth. Poll. Cont. Rev. (Uno-Ven Co. Proj.) Series 1994, 2.8%, LOC JPMorgan Chase Bank, VRDN (c)	7,920	7,920
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. Participating VRDN Series PZ 181, 2.5% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	8,625	8,625
Illinois Dev. Fin. Auth. Rev.:
(Aurora Central Catholic High School Proj.) Series 1994, 2.9%, LOC Allied Irish Banks PLC, VRDN (c)	1,000	1,000
(Evanston Northwestern Health Care Corp. Proj.) 2.7%, VRDN (c)	13,860	13,860
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Dev. Fin. Auth. Rev.: - continued
(Glenwood School for Boys Proj.) Series 1998, 3.1%, LOC Harris NA, VRDN (c)	$ 3,000	$ 3,000
Illinois Edl. Facilities Auth. Revs.:
Participating VRDN:
Series PA 896R, 2.46% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	4,135	4,135
Series ROC II R 12043, 2.44% (Liquidity Facility Citigroup, Inc.) (c)(f)	10,395	10,395
(ACI Cultural Pooled Fing. Prog.) 2.85%, LOC JPMorgan Chase Bank, VRDN (c)	4,700	4,700
Illinois Fin. Auth. Rev.:
Bonds (Advocate Health Care Proj.):
Series 2008 A2, 1.9%, tender 2/5/09 (c)	5,685	5,685
Series 2008 A3, 1.9%, tender 4/1/09 (c)	5,685	5,685
Participating VRDN:
Series MS 06 1489, 2.43% (Liquidity Facility Morgan Stanley) (c)(f)	7,470	7,470
Series MS 06 2152, 2.43% (Liquidity Facility Morgan Stanley) (c)(f)	3,030	3,030
Series PT 3029, 2.46% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	7,685	7,685
(Alexian Brothers Health Sys. Proj.):
Series 2004, 2.5%, LOC JPMorgan Chase Bank, VRDN (c)	5,300	5,300
Series 2005 C, 2.48% (FSA Insured), VRDN (c)	3,750	3,750
(Little Co. of Mary Hosp. Proj.) Series 2008 B, 2.55%, LOC JPMorgan Chase Bank, VRDN (c)	25,170	25,170
(Mercy Alliance, Inc. Proj.) 2.49%, LOC M&I Marshall & Ilsley Bank, VRDN (c)	14,000	14,000
(Rush Univ. Med. Ctr. Proj.) Series A2, 3% (MBIA Insured), VRDN (c)	18,000	18,000
Illinois Fin. Auth. Student Hsg. Rev. Series A, 2.5%, LOC Banco Santander SA, VRDN (c)	5,325	5,325
Illinois Gen. Oblig.:
Bonds 5% 4/1/09 (b)	5,000	5,148
Participating VRDN:
Series MACN 06 L, 2.45% (Liquidity Facility Bank of America NA) (c)(f)	3,490	3,490
Series MS 98 143, 2.48% (Liquidity Facility Morgan Stanley) (c)(f)	1,500	1,500
Series PT 2131, 2.46% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	7,605	7,605
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Gen. Oblig.: - continued
Participating VRDN:
Series PT 3517, 2.45% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	$ 13,060	$ 13,060
Series PT 3523, 2.46% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	5,980	5,980
Series Putters 409, 2.51% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,690	5,690
Series ROC II R 4536, 2.51% (Liquidity Facility Citigroup, Inc.) (c)(f)	5,335	5,335
Series 2003 B, 2.73% (Liquidity Facility DEPFA BANK PLC), VRDN (c)	29,800	29,800
Illinois Health Facilities Auth. Rev.:
(Herman M. Finch Univ. of Health Sciences/The Chicago Med. School Proj.) 2.65%, LOC JPMorgan Chase Bank, VRDN (c)	9,800	9,800
(Swedish Covenant Hosp. Proj.):
Series 2003 A, 2.6%, LOC LaSalle Bank NA, VRDN (c)	4,660	4,660
Series 2003 B, 2.6%, LOC LaSalle Bank NA, VRDN (c)	9,705	9,705
Illinois Reg'l. Trans. Auth.:
Participating VRDN:
Series BA 03 C, 2.45% (Liquidity Facility Bank of America NA) (c)(f)	2,000	2,000
Series PT 2761, 2.45% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	19,015	19,015
Series SGB 19, 4% (Liquidity Facility Societe Generale) (c)(f)	1,000	1,000
Series B, 2.65% (Liquidity Facility DEPFA BANK PLC), VRDN (c)	5,180	5,180
Illinois Sales Tax Rev. Participating VRDN Series PT 1929, 2.47% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	3,940	3,940
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Participating VRDN:
Series 2005 A, 2.42% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (c)(f)	11,995	11,995
Series ROC II R 606PB, 2.48% (Liquidity Facility Deutsche Postbank AG) (c)(f)	6,760	6,760
Series 2008 A1, 2.35% (FSA Insured), VRDN (c)	32,100	32,100
Series 2008 A2, 2.35% (FSA Insured), VRDN (c)	15,000	15,000
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Participating VRDN Series PT 3919, 2.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	4,200	4,200
Lake County Forest Preservation District Bonds 0% 12/1/08	12,505	12,367
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Lombard Indl. Proj. Rev. (B&H Partnership Proj.) Series 1995, 2.83%, LOC LaSalle Bank NA, VRDN (c)	$ 3,375	$ 3,375
Metropolitan Wtr. Reclamation District of Greater Chicago Participating VRDN Series Clipper 07 12, 2.46% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	10,350	10,350
Schaumburg Village Gen. Oblig. Participating VRDN Series ROC II R 12133, 2.5% (Liquidity Facility Bank of New York, New York) (c)(f)	3,000	3,000
Univ. of Illinois Health Svcs. Facilities Sys. Rev. Series 2005 B, 2.5% (FSA Insured), VRDN (c)	23,980	23,980
Univ. of Illinois Univ. Revs. Participating VRDN Series EGL 06 124, 2.52% (Liquidity Facility Citibank NA) (c)(f)	18,600	18,600
Will County Cmnty. Unit School District #365 Participating VRDN:
Series DB 365, 2.45% (Liquidity Facility Deutsche Bank AG) (c)(f)	12,220	12,220
Series PZ 47, 2.47% (Liquidity Facility BNP Paribas SA) (c)(f)	9,000	9,000
Series PZ 81, 2.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	3,665	3,665
Will County School District #122 Participating VRDN Series PZ 48, 2.47% (Liquidity Facility BNP Paribas SA) (c)(f)	3,595	3,595
		744,395
Indiana - 1.1%
Hamilton Southeastern Indiana Consolidated School Bldg. Corp. Participating VRDN Series Solar 07 06, 2.48% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	10,000	10,000
Indiana Dev. Fin. Auth. Rev. (Indianapolis Museum of Art, Inc. Proj.) Series 2001, 2.6%, LOC JPMorgan Chase Bank, VRDN (c)	4,000	4,000
Indiana Health & Edl. Facilities Fing. Auth. Hosp. Rev. (Howard Reg'l. Health Sys. Proj.) Series 2005, 2.6%, LOC JPMorgan Chase Bank, VRDN (c)	7,000	7,000
Indianapolis Bond Bank Wtrwks. Rev. Participating VRDN Series PT 3961, 2.46% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	7,060	7,060
Indianapolis Local Pub. Impt. Bond Bank:
Participating VRDN Series MACN 06 S, 3.23% (Liquidity Facility Bank of America NA) (c)(f)	4,240	4,240
Series F1, 3% (MBIA Insured), VRDN (c)	5,500	5,500
Marion Econ. Dev. Rev. (Indiana Wesleyan Univ. Proj.):
2.45%, LOC Bank of America NA, VRDN (c)	5,000	5,000
2.7%, LOC Bank of America NA, VRDN (c)	9,545	9,545
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
North Daviess School Bldg. Corp. Participating VRDN Series ROC II R 2203, 2.48% (Liquidity Facility Citigroup, Inc.) (c)(f)	$ 6,540	$ 6,540
Richmond Econ. Dev. Rev. (Friends Fellowship Cmnty. Proj.) Series 1997, 3%, LOC U.S. Bank NA, Minnesota, VRDN (c)	5,600	5,600
Saint Joseph County Hosp. Auth. Health Sys. Rev. Participating VRDN Series ROC II R 11031, 2.43% (Liquidity Facility Citibank NA) (c)(f)	10,400	10,400
White County Hosp. Rent Rev. 2.43%, LOC Regions Bank of Alabama, VRDN (c)	7,900	7,900
		82,785
Iowa - 0.4%
Des Moines Metropolitan Wastewtr. Reclamation Auth. Swr. Rev. Participating VRDN Series Solar 06 84, 2.49% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	6,460	6,460
Iowa Fin. Auth. Rev. (Wheaton Franciscan Svcs. Proj.) Series 1998 B, 4% (MBIA Insured), VRDN (c)	5,500	5,500
Iowa Gen. Oblig. TRAN 4% 6/30/08	13,100	13,116
Iowa School Cash Anticipation Prog. TRAN Series A, 4.5% 6/27/08 (FSA Insured)	8,800	8,810
		33,886
Kansas - 1.7%
Johnson County Wtr. District #001 Wtr. Rev. Participating VRDN Series PZ 236, 2.48% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	10,564	10,564
Kansas Dept. of Trans. Hwy. Rev.:
Series 2002 B1, 2.05% (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility WestLB AG), VRDN (c)	37,000	37,000
Series 2002 B2, 2.05% (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility WestLB AG), VRDN (c)	16,600	16,600
Series 2002 B3, 2.05% (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility WestLB AG), VRDN (c)	4,700	4,700
Series 2002 C3, 2.6% (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility WestLB AG), VRDN (c)	12,725	12,725
Series 2002 D, 2.4% (Liquidity Facility Dexia Cr. Local de France), VRDN (c)	6,935	6,935
Series C-1, 2.6% (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility WestLB AG), VRDN (c)	5,100	5,100
Series C-2, 2.6% (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility WestLB AG), VRDN (c)	14,725	14,725
Wichita Wtr. & Swr. Util. Rev. Participating VRDN Series Putters 1136, 2.68% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	5,980	5,980
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Kansas - continued
Wyandotte County/Kansas City Unified Govt. Gen. Oblig. BAN:
Series I, 2.34% 11/1/08	$ 1,700	$ 1,700
Series III, 2.34% 4/1/09	15,100	15,100
		131,129
Kentucky - 1.1%
Kentucky Asset Liability Commission Agcy. Fund Rev. Bonds (Fed. Hwy. Trust Proj.) First Series, 5% 9/1/08 (MBIA Insured)	7,500	7,533
Kentucky Asset/Liability Commission Road Fund Bonds First Series 2007 A:
1.8% tender 7/3/08 (Liquidity Facility Dexia Cr. Local de France), CP mode	10,000	10,000
2.2% tender 5/22/08 (Liquidity Facility Dexia Cr. Local de France), CP mode	12,500	12,500
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev.:
Series 2003 A, 2.5% (FSA Insured), VRDN (c)	12,835	12,835
Series 2003 B, 2.5% (FSA Insured), VRDN (c)	4,685	4,685
Participating VRDN Series Solar 06 87, 2.49% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	9,500	9,500
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop. Proj.) Series 1984 B1, 2.78% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (c)	14,850	14,850
Warren County Hosp. Rev. (Bowling Green-Warren County Cmnty. Hosp. Corp. Proj.) Series 2008, 2.43%, VRDN (c)	8,555	8,555
		80,458
Louisiana - 1.0%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series 2008 A, 2.41%, LOC Dexia Cr. Local de France, VRDN (c)	23,740	23,740
Louisiana Gas & Fuel Tax Rev. Participating VRDN:
Series BA 08 1051, 2.45% (Liquidity Facility Bank of America NA) (c)(f)	10,400	10,400
Series ROC II R 3035, 4.01% (Liquidity Facility Citigroup, Inc.) (c)(f)	5,735	5,735
New Orleans Aviation Board Rev. Series 1995 A, 3% (MBIA Insured), VRDN (c)	12,700	12,700
St. Tammany Parish Dev. District Rev. 2.7%, LOC SunTrust Banks, Inc., VRDN (c)	6,000	6,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
West Baton Rouge Parish Indl. District #3 Rev.:
Bonds (Dow Chemical Co. Proj.) Series 1991, 1.7% tender 7/2/08, CP mode	$ 12,700	$ 12,700
(Dow Chemical Co. Proj.) Series 1994 B, 2.7%, VRDN (c)	5,500	5,500
		76,775
Maine - 0.4%
Maine Health Student Finl. Auth. Participating VRDN Series Solar 06 122, 2.47% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	8,030	8,030
Maine Tpk. Auth. Tpk. Rev. Participating VRDN:
Series DB 107, 2.44% (Liquidity Facility Deutsche Bank AG) (c)(f)	5,150	5,150
Series Putters 546, 2.51% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,190	5,190
Series ROC II R 608PB, 2.91% (Liquidity Facility Deutsche Postbank AG) (c)(f)	10,205	10,205
		28,575
Maryland - 2.0%
Anne Arundel County Gen. Oblig. Participating VRDN Series BBT 08 10, 2.43% (Liquidity Facility Branch Banking & Trust Co.) (c)(f)	13,820	13,820
Anne Arundel County Port Facilities Auth. Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) Series 1985, 1.65% tender 5/9/08, LOC Wachovia Bank NA, CP mode	16,500	16,500
Howard County Gen. Oblig. 1.9% 8/5/08 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	19,000	19,000
Maryland Econ. Dev. Corp. Rev. (Howard Hughes Med. Institute Proj.) Series 2008 A, 2.45%, VRDN (c)	19,000	19,000
Maryland Gen. Oblig. Bonds:
(State & Local Facilities Ln. Prog.) Second Series, 5.25% 7/15/12 (Pre-Refunded to 7/15/08 @ 101) (e)	2,000	2,026
Series 2004, 5% 2/1/09	3,000	3,067
Series A, 5% 3/1/09	3,000	3,077
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Participating VRDN:
Series MS 06 1310, 2.48% (Liquidity Facility Morgan Stanley) (c)(f)	7,600	7,600
Series Putters 2602, 2.51% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,440	3,440
(Adventist Healthcare Mid Atlantic Proj.) Series A, 2.45%, LOC LaSalle Bank NA, VRDN (c)	3,000	3,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.: - continued
(Edenwald Proj.) Series B, 2.4%, LOC Manufacturers & Traders Trust Co., VRDN (c)	$ 3,700	$ 3,700
(Mercy Med. Ctr. Proj.):
Series 2007 B, 2.58%, LOC Bank of America NA, VRDN (c)	4,000	4,000
Series 2007 C, 2.42%, LOC Bank of America NA, VRDN (c)	37,600	37,600
(Villa Julie College, Inc. Proj.) 2.42%, LOC Bank of America NA, VRDN (c)	1,795	1,795
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2003 A, 2.45%, LOC State Street Bank & Trust Co., Boston, VRDN (c)	6,930	6,930
Montgomery County Hsg. Opportunity Commission Hsg. Rev. (Falklands Apts. Proj.) Series 1985 B, 2.4%, LOC Fannie Mae, VRDN (c)	3,600	3,600
		148,155
Massachusetts - 1.6%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Participating VRDN Series LB 08 K15W, 2.88% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	3,700	3,700
Massachusetts Dev. Fin. Agcy. Rev. (Draper Lab. Issue Proj.) Series 2000, 3.5% (MBIA Insured), VRDN (c)	19,865	19,865
Massachusetts Gen. Oblig. Participating VRDN:
Series LB 08 P25W, 2.85% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	11,120	11,120
Series MS 06 1798, 2.53% (Liquidity Facility DEPFA BANK PLC) (c)(f)	20,900	20,900
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1993 B, 2.2% tender 7/10/08, CP mode	11,750	11,750
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Participating VRDN Series ROC II R 11319, 2.47% (Liquidity Facility Citibank NA) (c)(f)	4,010	4,010
Route 3 North Transit Impt. Assoc. Massachusetts Lease Rev. Series B, 6.25% (AMBAC Insured), VRDN (c)	42,100	42,100
Somerville Gen. Oblig. BAN 2% 2/20/09	7,001	7,052
		120,497
Michigan - 2.9%
Charlotte Hosp. Fin. Auth. Ltd. Oblig. Rev. (Hayes Green Beach Proj.) 2.48%, LOC Fifth Third Bank, Cincinnati, VRDN (c)	9,000	9,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Chelsea Econ. Dev. Corp. Ltd. Oblig. Rev. (Silver Maples of Chelsea Proj.) 2.45%, LOC Comerica Bank, Detroit, VRDN (c)	$ 6,600	$ 6,600
Detroit Swr. Disp. Rev.:
Participating VRDN:
Series PT 2595, 2.46% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	5,860	5,860
Series Putters 3756, 2.36% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	6,360	6,360
Series 2001 C1, 2.6% (FSA Insured), VRDN (c)	10,200	10,200
Detroit Wtr. Supply Sys. Rev. Series B, 2.35% (FSA Insured), VRDN (c)	24,175	24,175
Grand Valley Michigan State Univ. Rev. Series 2008 B, 2.85%, LOC RBS Citizens NA, VRDN (c)	7,140	7,140
Kent County Bldg. Auth. Participating VRDN:
Series PT 3242, 2.45% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	10,910	10,910
Series PT 3243, 2.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,860	5,860
Michigan Gen. Oblig.:
Participating VRDN Series MT 494, 2.41% (Liquidity Facility KBC Bank NV) (c)(f)	3,620	3,620
RAN Series A, 4% 9/30/08, LOC DEPFA BANK PLC	42,500	42,684
Michigan Hosp. Fin. Auth. Rev.:
Participating VRDN Series PT 732, 2.42% (Liquidity Facility Svenska Handelsbanken AB) (c)(f)	7,700	7,700
(Health Care Equip. Ln. Prog.) Series B, 2.6%, LOC LaSalle Bank Midwest NA, VRDN (c)	300	300
(Munising Memorial Hosp. Assoc. Proj.) 2.48%, LOC Banco Santander SA, VRDN (c)	6,400	6,400
Michigan Muni. Bond Auth. Rev.:
Participating VRDN Series MT 287, 2.42% (Liquidity Facility DEPFA BANK PLC) (c)(f)	8,990	8,990
RAN Series B-2, 4.5% 8/20/08, LOC Bank of Nova Scotia, New York Agcy.	12,200	12,229
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Detroit Symphony Orchestra, Inc. Proj.) Series 2001 B, 2.65%, LOC LaSalle Bank Midwest NA, VRDN (c)	6,405	6,405
(Dow Chemical Co. Proj.) 3.5%, VRDN (c)	13,450	13,450
(Van Andel Research Institute Proj.) 2.41%, LOC Bank of America NA, VRDN (c)	28,300	28,300
		216,183
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Minnesota - 0.9%
Farmington Ind. School District #192 Participating VRDN Series ROC II R 12110, 2.48% (Liquidity Facility Bayerische Landesbank (UNGTD)) (c)(f)	$ 23,380	$ 23,380
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev.:
(Allina Health Sys. Proj.) Series 2007 B1, 3.5% (MBIA Insured), VRDN (c)	10,000	10,000
(Children's Hospitals and Clinics Proj.) Series 2007 A, 2.63% (FSA Insured), VRDN (c)	5,000	5,000
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C3, 2.65%, VRDN (c)	6,775	6,775
Minnesota Gen. Oblig. Participating VRDN Series MS 01 719, 2.43% (Liquidity Facility Morgan Stanley) (c)(f)	3,100	3,100
Minnesota Hsg. Fin. Agcy. Bonds (Residential Hsg. Fin. Proj.) Series N, 3.3% 12/18/08	7,200	7,200
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 2.48%, LOC Fannie Mae, VRDN (c)	2,350	2,350
Univ. of Minnesota Series 2001 C, 2.63% (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	10,240	10,240
		68,045
Mississippi - 0.6%
Mississippi Bus. Fin. Corp. Participating VRDN Series MS 06 2240, 2.47% (Liquidity Facility Wells Fargo & Co.) (c)(f)	26,680	26,680
Mississippi Bus. Fin. Corp. Rev. (Renaissance At Colony Park Proj.) 2.45%, LOC Regions Bank of Alabama, VRDN (c)	12,870	12,870
Mississippi Hwy. Rev. Bonds (Four-Lane Hwy. Prog.) Series 1999, 5.25% 6/1/08	4,135	4,150
		43,700
Missouri - 1.2%
Bi-State Dev. Agcy. Missouri Illinois Metropolitan District Rev. Participating VRDN Series MS 06 1936, 2.48% (Liquidity Facility Morgan Stanley) (c)(f)	7,960	7,960
Curators of the Univ. of Missouri Sys. Facilities Rev. Series 2006 B, 2.7%, VRDN (c)	7,905	7,905
Kansas City Indl. Dev. Auth. Student Hsg. Facilities Rev. (Oak Street West Proj.) 2.55%, LOC Bank of America NA, VRDN (c)	4,300	4,300
Missouri Dev. Fin. Board Cultural Facilities Rev. (Nelson Atkins Museum Proj.) Series 2001 B, 2.7% (MBIA Insured), VRDN (c)	7,550	7,550
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN Series EGL 07 0001, 2.44% (Liquidity Facility Citibank NA) (c)(f)	6,000	6,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Missouri Health & Edl. Facilities Auth. Health Facilities Rev.:
(BJC Health Sys. Proj.) Series B, 2.65% (Liquidity Facility Bank of Nova Scotia, New York Agcy.) (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	$ 17,140	$ 17,140
(SSM Health Care Sys. Proj.) Series C-1, 2.5% (FSA Insured), VRDN (c)	5,555	5,555
Missouri Health & Edl. Facilities Auth. Rev. Bonds (Ascension Health Proj.) Series 2003 C3, 1.75%, tender 3/3/09 (c)	8,500	8,500
Missouri Highways & Trans. Commission State Road Rev. Participating VRDN Series MT 496, 2.42% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	11,000	11,000
Saint Louis Arpt. Rev. Participating VRDN Series Floaters 07 004, 2.47% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	12,950	12,950
		88,860
Nebraska - 1.3%
Nebraska Pub. Pwr. District Rev. Bonds Series B-2, 5% 1/1/09	4,800	4,877
Nebraska Pub. Pwr. Generation Agcy. Rev. Participating VRDN Series EGL 07 0009, 2.48% (Liquidity Facility Citibank NA) (c)(f)	18,000	18,000
Omaha Gen. Oblig. Participating VRDN:
Series ROC II R 10085, 2.43% (Liquidity Facility Citibank NA) (c)(f)	9,975	9,975
Series ROC II R 12170, 2.46% (Liquidity Facility Bank of New York, New York) (c)(f)	2,560	2,560
Series ROC II R 9210, 2.43% (Liquidity Facility Citigroup, Inc.) (c)(f)	6,000	6,000
Omaha Pub. Pwr. District Participating VRDN Series EGL 06 14 Class A, 2.48% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	22,135	22,135
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN:
Series BBT 2060, 2.45% (Liquidity Facility Branch Banking & Trust Co.) (c)(f)	23,150	23,150
Series MS 1289, 2.93% (Liquidity Facility Morgan Stanley) (c)(f)	9,152	9,152
		95,849
Nevada - 1.3%
Clark County Arpt. Rev. Series 2008 D2, 2.56%, LOC Landesbank Baden-Wuert, VRDN (c)	17,000	17,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Clark County Fuel Tax:
Participating VRDN:
Series MS 1282, 2.93% (Liquidity Facility Morgan Stanley) (c)(f)	$ 5,600	$ 5,600
Series Putters 1309, 2.93% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,650	5,650
Series 2008 A, 1.75% 8/7/08, LOC California Teachers Retirement Sys., LOC State Street Bank & Trust Co., Boston, CP	6,000	6,000
Series 2008 B, 2.2% 6/5/08, LOC BNP Paribas SA, CP	4,000	4,000
Clark County Hwy. Impt. Rev. Participating VRDN Series ROC II R 11391, 2.48% (Liquidity Facility Citibank NA) (c)(f)	4,500	4,500
Las Vegas Valley Wtr. District Series B, 2.85% (Liquidity Facility Dexia Cr. Local de France), VRDN (c)	15,200	15,200
Nevada Gen. Oblig. Participating VRDN:
Series PT 3091, 2.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,220	5,220
Series PZ 142, 2.47% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	12,630	12,630
Truckee Meadows Wtr. Auth. Wtr. Rev. Participating VRDN Series Floaters 08 14C, 2.46% (Liquidity Facility Wells Fargo & Co.) (c)(f)	19,295	19,295
		95,095
New Jersey - 1.8%
New Jersey Econ. Dev. Auth. Rev.:
Series 2008 V2, 2.6%, LOC Dexia Cr. Local de France, VRDN (c)	32,400	32,400
Series 2008 V3, 2.6%, LOC Bank of Nova Scotia, New York Agcy., VRDN (c)	16,900	16,900
Series 2008 V4, 2.6%, LOC Bank of America NA, VRDN (c)	22,500	22,500
New Jersey Gen. Oblig. TRAN 4.5% 6/24/08	61,700	61,780
		133,580
New Mexico - 0.3%
Albuquerque Gen. Oblig. Bonds Series B, 4.5% 7/1/08	4,350	4,356
Hurly Poll. Cont. Rev. (Kennecott Sante Fe Corp. Proj.) Series 1985, 2.6%, VRDN (c)	5,000	5,000
New Mexico Fin. Auth. Trans. Rev. Series 2008 B1, 2.15%, LOC State Street Bank & Trust Co., Boston, VRDN (c)	10,700	10,700
		20,056
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York - 3.1%
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2003 G, 2.43% (FSA Insured), VRDN (c)	$ 2,500	$ 2,500
Monroe County Indl. Dev. Agcy. Civic Facility Rev. (Margaret Woodbury Strong Museum Proj.) Series 2005, 2.5%, LOC JPMorgan Chase Bank, VRDN (c)	1,000	1,000
Nassau County Indl. Dev. Agcy. (Amsterdam at Harborside Proj.) Series 2007 C, 2.53%, LOC LaSalle Bank NA, VRDN (c)	25,435	25,435
Nassau Health Care Corp. Rev. Series 2004 C3, 2.6% (FSA Insured), VRDN (c)	13,400	13,400
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN Series ROC II R 12085, 2.42% (Liquidity Facility Citigroup, Inc.) (c)(f)	25,175	25,175
Series 2003 F1, 2.4% (Liquidity Facility Dexia Cr. Local de France), VRDN (c)	8,300	8,300
Series 2008 BB2, 2.35% (Liquidity Facility Bank of America NA), VRDN (c)	10,200	10,200
Series 5B, 2.5% 5/1/08 (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), CP	21,000	21,000
Series 6, 2.5% 5/1/08 (Liquidity Facility Landesbank Baden-Wuert) (Liquidity Facility Landesbank Hessen-Thuringen), CP	71,500	71,500
New York City Transitional Fin. Auth. Rev. Series 2007 A3, 2.53% (Liquidity Facility Dexia Cr. Local de France), VRDN (c)	7,280	7,280
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN Series MS 2537, 2.41% (Liquidity Facility Morgan Stanley) (c)(f)	2,990	2,990
New York Local Govt. Assistance Corp.:
Series 2003 A4V, 2.7% (FSA Insured), VRDN (c)	7,500	7,500
Series 2003 A8V, 2.8% (FSA Insured), VRDN (c)	5,100	5,100
New York Metropolitan Trans. Auth. Rev. Series 2002 D1, 2.3% (FSA Insured), VRDN (c)	9,235	9,235
Tarrytown Gen. Oblig. BAN 2% 2/20/09	20,000	20,148
Triborough Bridge & Tunnel Auth. Revs. (MTA Bridges and Tunnels Proj.) Series 2000 AB, 2.6% (FSA Insured), VRDN (c)	5,100	5,100
		235,863
North Carolina - 2.2%
Charlotte Wtr. & Swr. Sys. Rev. Series B, 2.38% (Liquidity Facility DEPFA BANK PLC), VRDN (c)	4,360	4,360
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Participating VRDN Series MS 1272, 2.48% (Liquidity Facility Morgan Stanley) (c)(f)	5,070	5,070
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
Fayetteville Pub. Works Commission 2.5% (FSA Insured), VRDN (c)	$ 2,585	$ 2,585
Forsyth County Ctfs. of Prtn. Participating VRDN Series ROC II R 7529, 2.43% (Liquidity Facility Citigroup, Inc.) (c)(f)	10,705	10,705
Greensboro Combined Enterprise Sys. Rev. Series 2005 B, 2.45% (Liquidity Facility Bank of America NA), VRDN (c)	3,175	3,175
Mecklenburg County Gen. Oblig. Bonds Series B, 4% 2/1/09	1,000	1,017
North Carolina Cap. Facilities Fin. Agcy. Cap. Facilities Rev. (Guilford College Proj.) Series A, 2.48%, LOC Branch Banking & Trust Co., VRDN (c)	7,475	7,475
North Carolina Cap. Facilities Fin. Agcy. Ed. Facilities Rev.:
(Campbell Univ. Proj.) 2.48%, LOC Branch Banking & Trust Co., VRDN (c)	5,410	5,410
(High Point Univ. Rev.) 2.48%, LOC Branch Banking & Trust Co., VRDN (c)	9,900	9,900
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN Series EGL 07 0015, 2.42% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	10,890	10,890
North Carolina Edl. Facilities Fin. Agcy. Rev. (Queens College Proj.) Series 1999 B, 2.43%, LOC Bank of America NA, VRDN (c)	3,290	3,290
North Carolina Gen. Oblig.:
Bonds Series 1999, 4.6% 4/1/17 (Pre-Refunded to 4/1/09 @ 102) (e)	2,200	2,303
Series 2002 D, 2.55% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	4,200	4,200
Series 2002 E, 2.55% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (c)	7,040	7,040
Series 2002 F, 2.35% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	11,000	11,000
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn. Bonds Series A, 5% 5/1/09 (FSA Insured)	2,370	2,450
North Carolina Med. Care Commission Health Care Facilities Rev.:
Participating VRDN Series ROC II R 10313, 2.5% (Liquidity Facility Citigroup, Inc.) (c)(f)	14,600	14,600
(Friends Homes, Inc. Proj.) Series 2003, 2.6%, LOC Bank of America NA, VRDN (c)	9,275	9,275
North Carolina Med. Care Commission Hosp. Rev. (CaroMont Health Proj.) Series 2008, 2.58%, VRDN (c)	20,000	20,000
Piedmont Triad Arpt. Auth. Series 2008 A, 2.45%, LOC Branch Banking & Trust Co., VRDN (c)	9,000	9,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
Raleigh Combined Enterprise Sys. Rev. Participating VRDN Series ROC II R 645, 2.43% (Liquidity Facility Citibank NA) (c)(f)	$ 6,400	$ 6,400
Union County Enterprise Systems Rev. Series 2003 B, 2.5% (FSA Insured), VRDN (c)	3,965	3,965
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN:
Series BA 08 1085, 2.45% (Liquidity Facility Bank of America NA) (c)(f)	6,900	6,900
Series EGL 05 3014 Class A, 2.44% (Liquidity Facility Citibank NA) (c)(f)	7,700	7,700
		168,710
North Dakota - 0.1%
Cass County Health Care Facilities Rev. (Essentia Health Obligated Group Proj.) Series 2008 A2, 2.45%, VRDN (c)	7,000	7,000
Ohio - 2.0%
Bellefontaine Healthcare Facilities Rev. (High Point Reg'l. Cancer Ctr. Proj.) 2.49%, LOC Fifth Third Bank, Cincinnati, VRDN (c)	3,465	3,465
Clinton County Arpt. Facilities Rev. (Wilmington Air Park, Inc.) Series 1991, 2.43%, LOC Wachovia Bank NA, VRDN (c)	3,500	3,500
Cuyahoga County Rev. (Cleveland Clinic Health Sys. Obligated Group Prog.) Subseries B1, 2.65%, VRDN (c)	4,100	4,100
Franklin County Hosp. Rev. (U.S. Health Corp. of Columbus Proj.) Series C, 2.41%, LOC Citibank NA, VRDN (c)	2,760	2,760
Geauga County Rev. (South Franklin Circle Proj.) Series 2007 A, 2.78%, LOC KeyBank NA, VRDN (c)	35,200	35,200
Miamisburg City School District BAN 2.5% 11/13/08 (b)	12,600	12,645
Montgomery County Rev. (Catholic Health Initiatives Proj.):
Series B1, 2.6% (Liquidity Facility Bank of New York, New York), VRDN (c)	7,375	7,375
Series B2, 2.7% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (c)	6,315	6,315
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.) Series A, 3%, VRDN (c)	4,300	4,300
Ohio Gen. Oblig.:
Bonds Series A, 5.5% 12/1/08	5,000	5,127
Participating VRDN Series Putters 02 306, 2.51% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	12,455	12,455
(Common Schools Proj.) Series 2005 B, 2.7%, VRDN (c)	8,140	8,140
Ohio Higher Edl. Facility Commission Rev. (Xavier Univ. Proj.) 2.5%, LOC U.S. Bank NA, Minnesota, VRDN (c)	1,200	1,200
Ohio State Univ. Gen. Receipts 2.28%, VRDN (c)	27,265	27,265
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Richland County Gen. Oblig. BAN Series B, 2% 2/19/09	$ 4,500	$ 4,520
St. Marys City School District BAN 3.625% 6/10/08	2,700	2,702
Warren County Health Care Facilities Rev. (Otterbein Homes Proj.):
Series 1998 A, 2.5%, LOC Fifth Third Bank, Cincinnati, VRDN (c)	8,445	8,445
Series 1998 B, 2.43%, LOC Fifth Third Bank, Cincinnati, VRDN (c)	2,250	2,250
		151,764
Oklahoma - 0.0%
Univ. Hosps Trust Rev. Series 2005 A, 2.7%, LOC Bank of America NA, VRDN (c)	1,400	1,400
Oregon - 0.5%
Oregon Dept. of Trans. Hwy. User Tax Rev. Series 2006 B1, 2.2% (Liquidity Facility Dexia Cr. Local de France), VRDN (c)	4,900	4,900
Oregon Gen. Oblig. TAN Series A, 4.5% 6/30/08	8,300	8,311
Oregon Health and Science Univ. Spl. Rev. (OHSU Med. Group Proj.):
Series 2004 A, 2.55%, LOC Bank of New York, New York, LOC California Teachers Retirement Sys., VRDN (c)	9,835	9,835
Series 2004 B, 2.55%, LOC Bank of New York, New York, LOC California Teachers Retirement Sys., VRDN (c)	5,450	5,450
Oregon Homeowner Rev. Participating VRDN Series MT 472, 2.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	6,905	6,905
		35,401
Pennsylvania - 6.4%
Adams County Indl. Dev. Auth. Rev. (Gettysburg Foundation Proj.) Series A, 2.48%, LOC Manufacturers & Traders Trust Co., VRDN (c)	9,700	9,700
Allegheny County Series C58A, 2.5%, LOC JPMorgan Chase Bank, VRDN (c)	24,060	24,060
Allegheny County Hosp. Dev. Auth. Rev. Bonds:
(Pittsburgh Med. Ctr. Proj.) Series A, 4% 9/1/08	7,275	7,317
(South Hills Health Sys. Proj.) Series 2000 A, 3.7%, tender 6/1/08, LOC PNC Bank NA, Pittsburgh (c)	2,600	2,600
Chester County Indl. Dev. Auth. Student Hsg. Rev. (Univ. Student Hsg., LLC at West Chester Univ. of Pennsylvania Proj.) Series 2008 A, 2.43%, LOC Citizens Bank of Pennsylvania, VRDN (c)	9,000	9,000
Dallastown Area School District York County 2.45% (FSA Insured), VRDN (c)	10,500	10,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Dauphin County Gen. Auth. (Pinnacle Health Systems Proj.) 2.5% (FSA Insured), VRDN (c)	$ 10,505	$ 10,505
Delaware County Indl. Dev. Auth. Poll. Cont. Rev. (PECO Energy Co. Proj.) Series 1999 A, 2.85%, LOC Wachovia Bank NA, VRDN (c)	2,030	2,030
Delaware County Indl. Dev. Auth. Rev.:
Participating VRDN Series Merlots 06 F2, 2.72% (Liquidity Facility Bank of New York, New York) (c)(f)	59,300	59,300
(Resource Recovery Facility Proj.) 2.4%, VRDN (c)	4,000	4,000
Downingtown Area School District 2.5% (FSA Insured), VRDN (c)	3,900	3,900
Lancaster County Hosp. Auth. Rev. (Masonic Homes Proj.) Series 2008 D, 2.65%, LOC JPMorgan Chase Bank, VRDN (c)	3,775	3,775
Lancaster Indl. Dev. Auth. Rev. (Mennonite Home Proj.) 2.48%, LOC Manufacturers & Traders Trust Co., VRDN (c)	19,615	19,615
Lehigh County Gen. Purp. Auth. (Muhlenberg College Proj.) 2.45%, LOC Bank of America NA, VRDN (c)	7,500	7,500
Luzerne County Series A, 2.6% (FSA Insured), VRDN (c)	28,800	28,800
Manheim Central School District 2.45% (FSA Insured), VRDN (c)	2,845	2,845
Montgomery County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (PECO Energy Proj.) Series 1994 A, 1.8% tender 8/7/08, LOC BNP Paribas SA, CP mode	5,000	5,000
Pennsylvania Higher Edl. Facilities Auth. (Washington & Jefferson Dev. Corp. Proj.) Series A, 2.45%, LOC UniCredit SpA, VRDN (c)	4,500	4,500
Pennsylvania Higher Edl. Facilities Auth. Hosp. Rev. Participating VRDN Series MT 42, 2.42% (Liquidity Facility Lloyds TSB Bank PLC) (c)(f)	7,000	7,000
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Participating VRDN Series Putters 1271, 2.51% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,925	2,925
(King's College Proj.) Series 2001 H6, 2.38%, LOC PNC Bank NA, Pittsburgh, VRDN (c)	2,500	2,500
(Marywood Univ. Proj.) Series A, 2.38%, LOC PNC Bank NA, Pittsburgh, VRDN (c)	2,900	2,900
Pennsylvania Pub. School Bldg. Auth. Philadelphia School Lease Rev. Participating VRDN Series MS 06 1552, 2.48% (Liquidity Facility Morgan Stanley) (c)(f)	7,400	7,400
Pennsylvania Pub. School Bldg. Auth. School Rev. Participating VRDN:
Series MS 06 1479, 2.48% (Liquidity Facility Morgan Stanley) (c)(f)	4,670	4,670
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Pub. School Bldg. Auth. School Rev. Participating VRDN: - continued
Series Putters 371Z, 2.51% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	$ 7,120	$ 7,120
Pennsylvania Tpk. Commission Registration Fee Rev.:
Series 2005 D, 2.43% (FSA Insured), VRDN (c)	1,475	1,475
Series C, 2.36% (FSA Insured), VRDN (c)	9,825	9,825
Pennsylvania Tpk. Commission Tpk. Rev.:
Bonds Series AAB 04-9, 2.51%, tender 5/7/08 (Liquidity Facility Bank of America NA) (c)(f)	4,000	4,000
Series 2006 B, 3.66% (AMBAC Insured), VRDN (c)	18,200	18,200
Series 2006 C, 3.35% (AMBAC Insured), VRDN (c)	8,300	8,300
Philadelphia Gas Works Rev. Sixth Series, 2.85% (FSA Insured), VRDN (c)	19,950	19,950
Philadelphia Gen. Oblig.:
Participating VRDN Series MS 01 751, 2.48% (Liquidity Facility Morgan Stanley) (c)(f)	5,330	5,330
Series 2007 B, 2.46% (FSA Insured), VRDN (c)	14,400	14,400
TRAN Series A, 4.5% 6/30/08	7,600	7,610
Philadelphia Hospitals & Higher Ed. Facilities Auth. Hosp. Rev. (Children's Hosp. of Philadelphia Proj.) Series A, 2.62% (Liquidity Facility Bank of America NA), VRDN (c)	15,600	15,600
Philadelphia School District:
Participating VRDN Series PT 2793, 2.45% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	6,880	6,880
Series 2008 A1, 2.4%, LOC Bank of America NA, VRDN (c)	13,500	13,500
Series 2008 A3, 2.4%, LOC Bank of America NA, VRDN (c)	6,800	6,800
Series 2008 B2, 2.4%, LOC Wachovia Bank NA, VRDN (c)	12,100	12,100
Series 2008 D2, 2.61%, LOC PNC Bank NA, Pittsburgh, VRDN (c)	6,800	6,800
Philadelphia Wtr. & Wastewtr. Rev. 2.5% (FSA Insured), VRDN (c)	8,300	8,300
Sayre Health Care Facilities Auth. Rev. (VHA of Pennsylvania, Inc. Cap. Asset Fing. Prog.):
Series 1985 A, 4.5% (AMBAC Insured), VRDN (c)	9,750	9,750
Series 1985 D, 4.5% (AMBAC Insured), VRDN (c)	7,000	7,000
Series 1985 J, 4.5% (AMBAC Insured), VRDN (c)	26,600	26,600
Schuylkill County Indl. Dev. Auth. Resource Recovery Rev. (WPS Westwood Generation, LLC Proj.) 2.85%, VRDN (c)	18,100	18,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
St. Mary Hosp. Auth. Bucks County (Catholic Health Initiatives Proj.) Series B, 2.7% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	$ 7,800	$ 7,800
Univ. of Pittsburgh (Higher Ed. Univ. Cap. Proj.) Series 2002 A, 2.63% (Liquidity Facility Dexia Cr. Local de France), VRDN (c)	1,700	1,700
		479,482
Rhode Island - 0.6%
Foster & Glocester Reg'l. School District BAN 4% 5/15/08	16,000	16,003
Narragansett Bay Cmnty. Wastewtr. Sys. Rev. Participating VRDN Series Solar 07 16, 2.49% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	12,465	12,465
Narragansett Bay Commission Wastewtr. Sys. Rev.:
Participating VRDN Series ROC II R 780PB, 2.48% (Liquidity Facility Deutsche Postbank AG) (c)(f)	3,775	3,775
Series 2004 A, 4.2% (MBIA Insured), VRDN (c)	3,500	3,500
Rhode Island Clean Wtr. Protection Fin. Agcy. Wtr. Poll. Cont. Rev. Participating VRDN Series PT 1403, 2.46% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,095	5,095
Rhode Island Health & Edl. Bldg. Corp. Rev. (Care New England Health Sys. Proj.) Series 2008 B, 2.45%, LOC JPMorgan Chase Bank, VRDN (c)	8,400	8,400
		49,238
South Carolina - 1.4%
Berkeley County School District Participating VRDN Series MSCO 01 656, 2.48% (Liquidity Facility Morgan Stanley) (c)(f)	5,600	5,600
Charleston Wtrwks. & Swr. Rev. Series A, 2.45% (Liquidity Facility Bank of America NA), VRDN (c)	8,275	8,275
Greenville County School District Installment Purp. Rev. Participating VRDN:
Series MS 06 2056, 2.48% (Liquidity Facility Wells Fargo & Co.) (c)(f)	7,440	7,440
Series PT 3393, 2.47% (Liquidity Facility Dexia Cr. Local de France) (c)(f)(g)	15,800	15,800
Horry County School District Participating VRDN Series PT 2033, 2.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	3,635	3,635
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series A, 2.73%, VRDN (c)	18,700	18,700
South Carolina Gen. Oblig. Participating VRDN:
Series ROC II R 10190, 2.43% (Liquidity Facility Citibank NA) (c)(f)	9,585	9,585
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Gen. Oblig. Participating VRDN: - continued
Series ROC II R 692W, 2.42% (Liquidity Facility Wells Fargo & Co.) (c)(f)	$ 4,090	$ 4,090
South Carolina Jobs Econ. Dev. Auth. Health Facilities Rev. (The Methodist Home Proj.) Series 1994, 2.5%, LOC Bank of America NA, VRDN (c)	5,900	5,900
South Carolina Pub. Svc. Auth. Rev.:
Participating VRDN:
Series PT 1877, 2.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	3,665	3,665
Series PT 3460, 2.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	9,945	9,945
Series Putters 1094, 2.58% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,825	2,825
2.15% 7/14/08, CP	3,380	3,380
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 1.95% tender 5/1/08, CP mode	7,200	7,200
		106,040
Tennessee - 2.2%
Chattanooga Health Ed. & Hsg. (McCallie School Proj.) Series 1998, 2.44%, LOC SunTrust Banks, Inc., VRDN (c)	5,745	5,745
Chattanooga Health Ed. & Hsg. Facility Board Rev. (Southern Adventist Univ. Proj.) 2.45%, LOC Bank of America NA, VRDN (c)	8,530	8,530
Clarksville Pub. Bldg. Auth. Rev.:
(City of Murfreesboro Ln. Prog.) 2.44%, LOC SunTrust Banks, Inc., VRDN (c)	8,000	8,000
Series 1994, 2.45%, LOC Bank of America NA, VRDN (c)	4,705	4,705
Jackson Energy Auth. Gas Sys. Rev. 2.69% (FSA Insured), VRDN (c)	3,845	3,845
Johnson City Health & Edl. Hosp. Rev. (Mountain States Health Alliance Proj.):
Series 2007 A, 2.58%, LOC Regions Bank of Alabama, VRDN (c)	19,400	19,400
Series 2008 A, 2.6%, LOC Regions Bank of Alabama, VRDN (c)	50,000	50,000
Metropolitan Govt. Nashville & Davidson County Indl. Dev. Board Rev. (Nashville Symphony Hall Proj.) 2.45%, LOC Bank of America NA, VRDN (c)	15,500	15,500
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN Series Putters 2631, 2.51% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	20,000	20,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. (Vanderbilt Univ. Proj.) Series 2005 A2, 2.27%, VRDN (c)	$ 3,700	$ 3,700
Rutherford County Gen. Oblig. Participating VRDN Series Putters 643, 2.58% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,975	1,975
Sevier County Pub. Bldg. Auth. Rev. Series IV C3, 2.72% (FSA Insured), VRDN (c)	1,900	1,900
Shelby County Gen. Oblig. Series 2008 A, 2.2% 7/15/08, CP	17,800	17,800
Sullivan County Health, Edl. & Hsg. Facilities Board Hosp. Rev. Participating VRDN Series LB 06 F6, 3.05% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	5,400	5,400
		166,500
Texas - 17.4%
Austin Util. Sys. Rev.:
Participating VRDN Series MSDW 00 498, 2.48% (Liquidity Facility Morgan Stanley) (c)(f)	3,775	3,775
Series A, 2.1% 7/15/08, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	9,615	9,615
Austin Wtr. & Wastewtr. Sys. Rev.:
Participating VRDN:
Series ROC II R 10173, 2.51% (Liquidity Facility Citibank NA) (c)(f)	10,000	10,000
Series ROC II R 6029, 2.91% (Liquidity Facility Citigroup, Inc.) (c)(f)	4,945	4,945
2.5% (FSA Insured), VRDN (c)	26,800	26,800
Bastrop Independent School District Participating VRDN Series ROC II R 492, 2.43% (Liquidity Facility Citibank NA) (c)(f)	8,150	8,150
Bell County Health Facilities Dev. Corp. Rev. (Scott & White Memorial Hosp. Proj.) Series 2001 2, 2.7% (MBIA Insured), VRDN (c)	43,110	43,110
Brazos River Hbr. Navigation District Brazoria County Envir. Facilities Rev. (Dow Chemical Co. Proj.) Series B1, 2.7%, VRDN (c)	2,600	2,600
Brownsville Independent School District Participating VRDN Series Merlots 07 D79, 2.72% (Liquidity Facility Wachovia Bank NA) (c)(f)	3,830	3,830
Brownsville Util. Sys. Rev. Series A, 1.75% 6/3/08, LOC State Street Bank & Trust Co., Boston, CP	8,100	8,100
Caddo Mills Independent School District Participating VRDN Series DB 473, 2.44% (Liquidity Facility Deutsche Bank AG) (c)(f)	5,277	5,277
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Crowley Independent School District Participating VRDN Series PT 3039, 2.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	$ 7,030	$ 7,030
Cypress-Fairbanks Independent School District Participating VRDN Series ROC II R 11325, 2.43% (Liquidity Facility Citibank NA) (c)(f)	3,060	3,060
Dallas Area Rapid Transit Participating VRDN Series BA 07 134, 2.51% (Liquidity Facility Bank of America NA) (c)(f)	6,750	6,750
Dallas Area Rapid Transit Sales Tax Rev.:
Participating VRDN:
Series EGL 07 0020, 2.47% (Liquidity Facility Bayerische Landesbank (UNGTD)) (c)(f)	19,800	19,800
Series GS 07 10TP, 2.44% (Liquidity Facility DEPFA BANK PLC) (c)(f)	10,550	10,550
Series 2001, 2.55% 5/5/08 (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), CP	3,750	3,750
Dallas Independent School District Participating VRDN Series PT 2210, 2.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	7,205	7,205
Denton Independent School District Participating VRDN Series MS 451, 2.48% (Liquidity Facility Morgan Stanley) (c)(f)	4,015	4,015
El Paso Independent School District Participating VRDN Series Putters 1035, 2.51% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	4,255	4,255
Frenship Independent School District Participating VRDN Series DB 265, 2.45% (Liquidity Facility Deutsche Bank AG) (c)(f)	5,620	5,620
Galveston County Gen. Oblig. Participating VRDN Series ROC II R 11275, 2.48% (Liquidity Facility Wells Fargo & Co.) (c)(f)	7,300	7,300
Granbury Independent School District Participating VRDN:
Series PT 3080, 2.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	7,575	7,575
Series SG 129, 2.45% (Liquidity Facility Societe Generale) (c)(f)	4,815	4,815
Grapevine-Colleyville Independent School District Bonds 5% 8/15/29 (Pre-Refunded to 8/15/08 @ 100) (e)	8,900	9,001
Harlandale Independent School District Participating VRDN Series Putters 524, 2.51% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,665	2,665
Harris County Ind. Dev. Corp. 2.85%, LOC Royal Bank of Canada, VRDN (c)	15,400	15,400
Harris County Flood Cont. District Participating VRDN Series ROC II R 12099, 2.42% (Liquidity Facility Citigroup, Inc.) (c)(f)	33,300	33,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Gen. Oblig.:
Series B, 2.1% 7/15/08, CP	$ 1,600	$ 1,600
Series C, 2.1% 7/15/08, CP	3,500	3,500
Harris County Health Facilities Dev. Corp. Hosp. Rev. Participating VRDN Series LB 05 L15, 2.9% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	5,000	5,000
Harris County Health Facilities Dev. Corp. Rev.:
(Saint Luke's Episcopal Hosp. Proj.) Series B, 2.65% (Liquidity Facility JPMorgan Chase Bank) (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (c)	61,695	61,695
(YMCA of Greater Houston Proj.) Series 1999, 2.65%, LOC JPMorgan Chase Bank, VRDN (c)	5,300	5,300
Harris County Hosp. District Rev. Participating VRDN Series PT 726, 2.42% (Liquidity Facility BNP Paribas SA) (c)(f)	4,995	4,995
Harris County-Houston Sports Auth. Rev. (Rodeo Proj.) Series 2001 C, 4.1% (MBIA Insured), VRDN (c)	3,200	3,200
Harrison County Health Facilities Dev. Corp. Rev. (Marshall Reg'l. Med. Ctr. Proj.) 2.43%, LOC Regions Bank of Alabama, VRDN (c)	12,115	12,115
Hays Consolidated Independent School District Participating VRDN Series PT 2462, 2.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	3,500	3,500
HFDC of Central Texas, Inc. Rev. (Villa de San Antonio Proj.) 2.49%, LOC KBC Bank NV, VRDN (c)	13,000	13,000
Houston Arpt. Sys. Rev. Participating VRDN:
Series ROC II R 12022, 2.49% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	7,730	7,730
2.44% (Liquidity Facility Deutsche Bank AG) (c)(f)	9,455	9,455
Houston Cmnty. College Sys. Rev.:
Bonds 3% 2/15/09 (FSA Insured)	1,845	1,865
Participating VRDN:
Series Putters 380, 2.68% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,420	5,420
Series ROC II R 2084, 2.91% (Liquidity Facility Citigroup, Inc.) (c)(f)	5,170	5,170
Houston Gen. Oblig. Participating VRDN Series Putters 1151, 2.68% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	12,500	12,500
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Participating VRDN Series SG 139, 2.46% (Liquidity Facility Societe Generale) (c)(f)	3,100	3,100
Houston Independent School District Participating VRDN Series Putters 1060, 2.51% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	5,300	5,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Util. Sys. Rev.:
Participating VRDN Series Putters 2493, 2.51% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	$ 1,715	$ 1,715
Series 2004 A:
1.6% 6/5/08 (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), CP	7,500	7,500
1.8% 6/5/08 (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), CP	10,000	10,000
2.25% 7/10/08 (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), CP	8,900	8,900
Series 2004 B5, 2.05%, LOC Dexia Cr. Local de France, LOC Bank of America NA, VRDN (c)	24,460	24,460
Series B2, 2.5%, LOC Dexia Cr. Local de France, LOC Bank of America NA, VRDN (c)	15,500	15,500
Houston Wtr. & Swr. Sys. Rev. Participating VRDN Series Merlots 02 A16, 2.82% (Liquidity Facility Wachovia Bank NA) (c)(f)	2,275	2,275
Hunt Memorial Hosp. District Rev. Series 1998, 2.75% (FSA Insured), VRDN (c)	3,855	3,855
Irving Independent School District Participating VRDN Series PT 3954, 2.45% (Liquidity Facility Wells Fargo & Co.) (c)(f)	8,900	8,900
Klein Independent School District Participating VRDN Series PZ 180, 2.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	2,735	2,735
Lamar Consolidated Independent School District Participating VRDN Series ROC II R 10276, 2.43% (Liquidity Facility Citigroup, Inc.) (c)(f)	5,125	5,125
Lewisville Independent School District Participating VRDN Series SGA 134, 2.75% (Liquidity Facility Societe Generale) (c)(f)	1,290	1,290
Lower Colorado River Auth. Rev. Series A:
1.6% 6/3/08 (Liquidity Facility JPMorgan Chase Bank), CP	16,500	16,500
2.25% 6/11/08 (Liquidity Facility JPMorgan Chase Bank), CP	4,900	4,900
2.45% 5/1/08 (Liquidity Facility JPMorgan Chase Bank), CP	4,000	4,000
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev. (ExxonMobil Proj.) Series 2001 A, 2.6% (Exxon Mobil Corp. Guaranteed), VRDN (c)	16,000	16,000
Mesquite Independent School District Participating VRDN Series Putters 1032, 2.51% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	5,275	5,275
New Caney Independent School District Participating VRDN Series MS 1286, 2.48% (Liquidity Facility Morgan Stanley) (c)(f)	9,480	9,480
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
North Central Texas Health Facilities Dev. Corp. (Baylor Health Care Sys. Proj.) Series 2006 C, 2.45% (FSA Insured), VRDN (c)	$ 21,155	$ 21,155
North East Texas Independent School District Participating VRDN:
Series Putters 393, 2.51% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,880	3,880
Series ROC II R 10193, 2.43% (Liquidity Facility Citibank NA) (c)(f)	16,330	16,330
North Texas Tollway Auth. Rev. Participating VRDN Series DB 633, 2.44% (Liquidity Facility Deutsche Bank AG) (c)(f)	14,520	14,520
Northside Independent School District Participating VRDN Series PT 2329, 2.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	4,585	4,585
Nueces River Auth. Wtr. Supply Rev. Participating VRDN:
Series PT 3190, 2.46% (Liquidity Facility KBC Bank NV) (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,660	5,660
Series Putters 1412, 2.51% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,935	2,935
Nueces River Indl. Dev. Auth. Poll. Cont. Rev. Bonds (San Miguel Elec. Coop., Inc. Proj.) Series 1984, 1.95% tender 5/12/08 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	8,500	8,500
Oakbend Med. Ctr. Hosp. Rev. 2.7%, LOC Regions Bank of Alabama, VRDN (c)	6,250	6,250
Pearland Independent School District Participating VRDN Series PA 1449, 2.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,670	5,670
Plano Independent School District Participating VRDN Series SGA 128, 2.75% (Liquidity Facility Societe Generale) (c)(f)	21,380	21,380
Port Arthur Navigation District Poll. Cont. Rev. (Texaco, Inc. Proj.) Series 1994, 2.55%, VRDN (c)	1,700	1,700
Princeton Independent School District Participating VRDN Series SGB 02 41A, 2.47% (Liquidity Facility Societe Generale) (c)(f)	1,250	1,250
Red River Ed. Fin. Corp. Ed. Rev. Participating VRDN Series SGA 109, 2.75% (Liquidity Facility Societe Generale) (c)(f)	7,070	7,070
Round Rock Gen. Oblig. Participating VRDN Series ROC II R 2135, 2.91% (Liquidity Facility Citigroup, Inc.) (c)(f)	6,525	6,525
San Antonio Elec. & Gas Sys. Rev.:
Participating VRDN:
Series PT 3921, 2.46% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	12,000	12,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Elec. & Gas Sys. Rev.: - continued
Participating VRDN:
Series SG 104, 2.46% (Liquidity Facility Societe Generale) (c)(f)	$ 5,490	$ 5,490
Series SG 105, 2.46% (Liquidity Facility Societe Generale) (c)(f)	29,400	29,400
Series A:
1.8% 8/7/08, CP	52,400	52,400
2.2% 6/5/08, CP	2,000	2,000
2.73% (Liquidity Facility Bank of America NA), VRDN (c)	5,000	5,000
San Antonio Wtr. Sys. Rev.:
Participating VRDN Series Merlots 00 VV, 2.72% (Liquidity Facility Wachovia Bank NA) (c)(f)	1,000	1,000
Series 2001 A, 1.8% 7/3/08 (Liquidity Facility Bank of America NA), CP	5,000	5,000
Seminole Independent School District Participating VRDN Series DB 559, 2.44% (Liquidity Facility Deutsche Bank AG) (c)(f)	4,000	4,000
Socorro Independent School District Participating VRDN Series ROC II R 2222, 2.43% (Liquidity Facility Citigroup, Inc.) (c)(f)	4,105	4,105
Spring Independent School District Participating VRDN Series DB 274, 2.45% (Liquidity Facility Deutsche Bank AG) (c)(f)	10,175	10,175
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.) Series 2007 A, 3.8% (MBIA Insured), VRDN (c)	20,000	20,000
Tarrant Reg'l. Wtr. District Wtr. Rev. Participating VRDN Series PT 976, 2.42% (Liquidity Facility Lloyds TSB Bank PLC) (c)(f)	7,995	7,995
Texas A&M Univ. Rev. Participating VRDN Series Putters 945, 2.51% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,430	1,430
Texas Dept. of Trans. Ctfs. of Prtn. Series 2005 A, 1.7% 6/5/08, LOC Bank of America NA, LOC State Street Bank & Trust Co., Boston, CP	6,750	6,750
Texas Gen. Oblig.:
Participating VRDN:
Series EGL 03 26 Class A, 2.44% (Liquidity Facility Citibank NA) (c)(f)	4,800	4,800
Series EGL 06 0125, 2.44% (Liquidity Facility Citibank NA) (c)(f)	18,900	18,900
Series EGL 07 90, 2.42% (Liquidity Facility DZ Bank Ag Deutsche Genosbank.) (c)(f)	25,000	25,000
Series LB 05 K15, 2.93% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	8,000	8,000
Series Putters 2490, 2.51% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,850	1,850
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Gen. Oblig.: - continued
Participating VRDN:
Series Putters 2615, 2.51% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	$ 11,200	$ 11,200
TRAN 4.5% 8/28/08	213,300	213,844
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Bonds 5% 6/1/08	5,000	5,005
Texas Trans. Commission State Hwy. Fund Rev. Participating VRDN:
Series MS 06 2033, 2.43% (Liquidity Facility Morgan Stanley) (c)(f)	17,661	17,661
Series PT 4449, 2.46% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	18,985	18,985
Series Putters 2393, 2.51% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,195	2,195
Series ROC II R 11273, 2.43% (Liquidity Facility Citibank NA) (c)(f)	19,000	19,000
Texas Wtr. Dev. Board Rev. Participating VRDN Series Floaters 2300, 2.43% (Liquidity Facility Morgan Stanley) (c)(f)	3,000	3,000
Travis County Health Facilities Dev. (Longhorn Village Proj.) Series 2008 B, 2.5%, LOC Bank of Scotland PLC, VRDN (c)	4,230	4,230
Univ. of Texas Board of Regents Sys. Rev. Participating VRDN Series Putters 1646, 2.51% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,125	5,125
Univ. of Texas Permanent Univ. Fund Rev.:
Bonds Series A, 2.5%, tender 7/2/08 (c)	51,200	51,291
Participating VRDN Series Putters 1668, 2.51% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	12,295	12,295
Ysleta Independent School District Participating VRDN Series Putters 1039, 2.51% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	5,955	5,955
		1,313,639
Utah - 0.8%
Central Utah Wtr. Conservancy District Wtr. Conservancy Rev. Participating VRDN Series ROC II R 2202, 2.91% (Liquidity Facility Citigroup, Inc.) (c)(f)	8,435	8,435
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Participating VRDN Series EGL 96 C4402 Class A, 2.47% (Liquidity Facility Citibank NA) (c)(f)	5,550	5,550
Series 1998 B4, 2.15% 8/6/08 (Liquidity Facility Bank of Nova Scotia), CP	3,000	3,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Utah - continued
Murray City Hosp. Rev. (IHC Health Services, Inc. Proj.) Series B, 2.65% (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	$ 19,960	$ 19,960
Utah Transit Auth. Sales Tax Rev. Series B, 2.7%, LOC Fortis Banque SA, VRDN (c)	24,320	24,320
		61,265
Virginia - 1.3%
Clarke County Indl. Dev. Auth. Hosp. Facilities Rev. (Winchester Med. Ctr. Proj.) Series 2000, 2.6% (FSA Insured), VRDN (c)	5,665	5,665
Fairfax County Indl. Dev. Auth. Bonds (Inova Health Sys. Proj.) Series 2008 C4, 1.6%, tender 4/20/09 (c)	11,600	11,600
Fairfax County Wtr. Auth. Wtr. Rev. Participating VRDN Series EGL 06 91 Class A, 2.44% (Liquidity Facility Citibank NA) (c)(f)	5,220	5,220
Harrisonburg Indl. Dev. Auth. Rev. (Rockingham Memorial Hosp. Proj.) Series 2005, 2.6%, LOC SunTrust Banks, Inc., VRDN (c)	2,220	2,220
Henrico County Econ. Dev. Auth. Rev. (Bon Secours Health Sys., Inc. Proj.) Series 2008 B2, 2.51%, VRDN (c)	8,800	8,800
Loudoun County Indl. Dev. Auth. (Howard Hughes Med. Institute Proj.) Series 2003 B, 2.4%, VRDN (c)	13,500	13,500
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1984:
1.65% tender 5/6/08, CP mode	4,000	4,000
1.65% tender 5/7/08, CP mode	2,000	2,000
Russell County Indl. Dev. Auth. Hosp. Rev. (Mountain States Health Alliance Proj.) Series 2008 B, 2.6%, LOC Regions Bank of Alabama, VRDN (c)	15,000	15,000
Univ. of Virginia Univ. Revs. Series 2003 A, 1.2% 6/17/08, CP	4,000	4,000
Virginia College Bldg. Auth. Edl. Facilities Rev.:
Bonds (21st Century College and Equip. Prog.) Series 2006 A, 5% 2/1/09	10,635	10,876
Participating VRDN Series MS 01 721, 2.43% (Liquidity Facility Morgan Stanley) (c)(f)	2,300	2,300
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN:
Series LB 08 K13W, 2.55% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	4,500	4,500
Series ROC II R 11010, 2.43% (Liquidity Facility Citibank NA) (c)(f)	6,685	6,685
		96,366
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - 3.3%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series Merlots 07 D76, 2.82% (Liquidity Facility Wachovia Bank NA) (c)(f)	$ 5,000	$ 5,000
Clover Park School District #400, Pierce County Gen. Oblig. Participating VRDN Series Tops 06 35, 2.45% (Liquidity Facility Bank of America NA) (c)(f)	10,815	10,815
Energy Northwest Elec. Rev.:
Bonds (#1 Proj.) Series 2004 A, 5.25% 7/1/08	5,605	5,632
Participating VRDN:
Series PT 734, 2.45% (Liquidity Facility Svenska Handelsbanken AB) (c)(f)	7,000	7,000
Series ROC II R 152, 2.51% (Liquidity Facility Citibank NA) (c)(f)	6,695	6,695
Series ROC II R 3012, 2.51% (Liquidity Facility Citigroup, Inc.) (c)(f)	9,550	9,550
(#3 Proj.):
Series 2003 D31, 2.5% (FSA Insured), VRDN (c)	22,475	22,475
Series 2003 D32, 2.75% (MBIA Insured), VRDN (c)	22,250	22,250
King County Gen. Oblig. Participating VRDN:
Series Putters 2541, 2.51% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,795	3,795
Series ROC II R 1028, 2.48% (Liquidity Facility Citigroup, Inc.) (c)(f)	5,250	5,250
King County Shoreline School District # 412 Participating VRDN Series Merlots 08 D67, 2.87% (Liquidity Facility Wachovia Bank NA) (c)(f)	15,645	15,645
Lewis County Pub. Util. District #1 Participating VRDN Series ROC II R 4026, 2.51% (Liquidity Facility Citigroup, Inc.) (c)(f)	6,280	6,280
Pierce County Econ. Dev. Corp. Spl. Rev. (Weyerhaeuser Real Estate Proj.) Series 1997 A, 2.6%, LOC Bank of America NA, VRDN (c)	17,655	17,655
Pierce County School District #3 Puyallup Participating VRDN Series Putters 415, 2.51% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,205	4,205
Port of Seattle Rev. Participating VRDN Series MS 1028, 2.48% (Liquidity Facility Morgan Stanley) (c)(f)	4,345	4,345
Redmond Cmnty. Properties Lease Participating VRDN Series MT 269, 2.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	3,445	3,445
Seattle Gen. Oblig. Bonds Series A, 5.5% 3/1/09	1,000	1,031
Snohomish County Pub. Util. District #1 Series A2, 2.5% (FSA Insured), VRDN (c)	8,685	8,685
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Snohomish County Pub. Util. District #1 Elec. Rev. Participating VRDN Series ROC II R 6055, 2.48% (Liquidity Facility Citigroup, Inc.) (c)(f)	$ 17,720	$ 17,720
Washington Gen. Oblig. Participating VRDN:
Series Merlots 08 C30, 2.82% (Liquidity Facility Wachovia Bank NA) (c)(f)	3,000	3,000
Series MS 2571, 2.43% (Liquidity Facility Morgan Stanley) (c)(f)	1,715	1,715
Series PT 3293, 2.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,330	5,330
Series PT 4771, 2.48% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	8,335	8,335
Series Putters 1199, 2.51% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,605	3,605
Series Putters 1296, 2.68% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,885	4,885
Series Putters 2192, 2.51% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,390	6,390
Series Putters 509, 2.58% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,470	5,470
Series ROC II R 759 PB, 2.48% (Liquidity Facility Deutsche Postbank AG) (c)(f)	8,015	8,015
Washington Health Care Facilities Auth. Rev. (Empire Health Services Proj.) 2.65%, LOC U.S. Bank NA, Minnesota, VRDN (c)	4,315	4,315
Washington Hsg. Fin. Commission Nonprofit Rev.:
(Eastside Catholic School Proj.) Series A, 2.47%, LOC KeyBank NA, VRDN (c)	5,000	5,000
(United Way King County Proj.) 2.5%, LOC Bank of America NA, VRDN (c)	1,800	1,800
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #1 Rev. Bonds Series A, 6% 7/1/08	7,000	7,030
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. Bonds Series A, 5.75% 7/1/08 (Bonneville Pwr. Administration Guaranteed)	3,000	3,012
		245,375
West Virginia - 0.0%
Cabell County Life Care Facilities Rev. (Foster Foundation Prog.) Series 1998 A, 2.68%, LOC Huntington Nat'l. Bank, Columbus, VRDN (c)	3,870	3,870
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - 3.2%
Central Brown County Wtr. Auth. Wtr. Sys. Rev. Participating VRDN Series PT 3071, 2.74% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	$ 6,680	$ 6,680
Milwaukee Gen. Oblig. RAN:
Series 2007 M6, 4.5% 9/4/08	26,200	26,275
Series 2008 R5, 3% 12/15/08	13,600	13,697
Univ. of Wisconsin Hosp. & Clinics Auth. 2.15% (FSA Insured), VRDN (c)	27,595	27,595
Wisconsin Gen. Oblig.:
Series 2006 A, 1.7% 7/10/08, CP	19,513	19,513
Series 2008, 2.25% 5/19/08, CP	6,400	6,400
TRAN 4.5% 6/16/08	24,800	24,823
Wisconsin Health & Edl. Facilities Auth. Rev.:
Bonds (Luther Hosp. Proj.) 1.68%, tender 4/15/09 (c)	11,800	11,800
Participating VRDN Series MT 318, 2.42% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	32,285	32,285
(Attic Angel Obligated Group Proj.) 2.49%, LOC M&I Marshall & Ilsley Bank, VRDN (c)	11,300	11,300
(Aurora Health Care, Inc. Proj.) Series C, 2.55%, LOC KBC Bank NV, LOC Bank of Nova Scotia, New York Agcy., VRDN (c)	10,620	10,620
(Aurora Health Care, Inc. Sys. Proj.) Series B, 2.6%, LOC M&I Marshall & Ilsley Bank, VRDN (c)	7,900	7,900
(Marshfield Clinic Proj.) Series B, 2.49%, LOC M&I Marshall & Ilsley Bank, VRDN (c)	14,500	14,500
(Nat'l. Regency of New Berlin, Inc. Proj.) 2.63%, LOC M&I Marshall & Ilsley Bank, VRDN (c)	5,700	5,700
Wisconsin Petroleum Inspection Fee Rev. Series 2000, 1.65% 7/8/08, CP	20,000	20,000
Wisconsin Trans. Rev. Participating VRDN Series Putters 299, 2.51% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	895	895
		239,983
Wyoming - 0.4%
Lincoln County Poll. Cont. Rev. (Exxon Corp. Proj.) Series 1984 A, 2.5%, VRDN (c)	15,210	15,210
Platte County Poll. Cont. Rev. (Tri-State Generation & Transmission Assoc. Proj.) Series 1984 A, 2.85%, LOC Nat'l. Rural Utils. Coop. Fin. Corp., VRDN (c)	7,700	7,700
Uinta County Poll. Cont. Rev. (Chevron Corp. Proj.) Series 1993, 2.5%, VRDN (c)	10,300	10,300
		33,210
Municipal Securities - continued
	Shares	Value (000s)
Other - 1.6%
Fidelity Tax-Free Cash Central Fund, 2.51% (a)(d)	121,857,083	$ 121,857
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $7,469,617)		7,469,617
NET OTHER ASSETS - 0.9%		68,036
NET ASSETS - 100%		$ 7,537,653
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.
(e) Security collateralized by an amount sufficient to pay interest and principal.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $15,800,000 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Greenville County School District Installment Purp. Rev. Participating VRDN Series PT 3393, 2.47% (Liquidity Facility Dexia Cr. Local de France)	4/6/06	$ 15,800
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amount in thousands)
Fidelity Tax-Free Cash Central Fund	$ 1,943

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2008 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $7,347,760)	$ 7,347,760
Fidelity Central Funds (cost $121,857)	121,857
Total Investments (cost $7,469,617)		$ 7,469,617
Cash		14,280
Receivable for investments sold		107,648
Receivable for fund shares sold		121,850
Interest receivable		43,705
Distributions receivable from Fidelity Central Funds		193
Prepaid expenses		10
Receivable from investment adviser for expense reductions		207
Other receivables		2,788
Total assets		7,760,298

Liabilities
Payable for investments purchased Regular delivery	$ 93,602
Delayed delivery	17,793
Payable for fund shares redeemed	104,976
Distributions payable	179
Accrued management fee	1,610
Distribution fees payable	487
Other affiliated payables	3,883
Other payables and accrued expenses	115
Total liabilities		222,645

Net Assets		$ 7,537,653
Net Assets consist of:
Paid in capital		$ 7,535,898
Distributions in excess of net investment income		(16)
Accumulated undistributed net realized gain (loss) on investments		1,771
Net Assets		$ 7,537,653

Daily Money Class: Net Asset Value, offering price and redemption price per share ($1,092,943 ÷ 1,092,017 shares)		$ 1.00

Capital Reserves Class: Net Asset Value, offering price and redemption price per share ($569,785 ÷ 569,316 shares)		$ 1.00

Fidelity Tax-Free Money Market Fund: Net Asset Value, offering price and redemption price per share ($5,874,925 ÷ 5,872,678 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended April 30, 2008 (Unaudited)

Investment Income
Interest		$ 91,552
Income from Fidelity Central Funds		1,943
Total income		93,495

Expenses
Management fee	$ 8,646
Transfer agent fees	6,921
Distribution fees	2,731
Accounting fees and expenses	289
Custodian fees and expenses	51
Independent trustees' compensation	14
Registration fees	482
Audit	25
Legal	9
Miscellaneous	9
Total expenses before reductions	19,177
Expense reductions	(6,127)	13,050
Net investment income		80,445
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,621
Capital gain distributions from Fidelity Central Funds	8
Total net realized gain (loss)		1,629
Net increase in net assets resulting from operations		$ 82,074

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2008 (Unaudited)	Year ended October 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 80,445	$ 149,600
Net realized gain (loss)	1,629	602
Net increase in net assets resulting from operations	82,074	150,202
Distributions to shareholders from net investment income	(80,459)	(149,597)
Distributions to shareholders from net realized gain	(61)	-
Total distributions	(80,520)	(149,597)
Share transactions - net increase (decrease)	1,787,885	1,951,132
Total increase (decrease) in net assets	1,789,439	1,951,737

Net Assets
Beginning of period	5,748,214	3,796,477
End of period (including distributions in excess of net investment income of $16 and distributions in excess of net investment income of $2, respectively)	$ 7,537,653	$ 5,748,214

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Daily Money Class

	Six months ended April 30, 2008	Years ended October 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.011	.030	.027	.016	.005	.005
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	.011	.030	.027	.016	.005	.005
Distributions from net investment income	(.011)	(.030)	(.027)	(.016)	(.005)	(.005)
Distributions from net realized gain	-F	-	-	-	-	-
Total distributions	(.011)	(.030)	(.027)	(.016)	(.005)	(.005)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	1.11%	3.07%	2.72%	1.58%	.47%	.52%
Ratios to Average Net Assets D, E
Expenses before reductions	.73% A	.73%	.73%	.74%	.74%	.74%
Expenses net of fee waivers, if any	.70% A	.70%	.70%	.70%	.70%	.70%
Expenses net of all reductions	.55% A	.54%	.54%	.61%	.69%	.68%
Net investment income	2.17% A	3.03%	2.70%	1.60%	.49%	.52%
Supplemental Data
Net assets, end of period (in millions)	$ 1,093	$ 895	$ 617	$ 575	$ 625	$ 544

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Capital Reserves Class

	Six months ended April 30, 2008	Years ended October 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.010	.028	.024	.013	.002	.003
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	.010	.028	.024	.013	.002	.003
Distributions from net investment income	(.010)	(.028)	(.024)	(.013)	(.002)	(.003)
Distributions from net realized gain	-F	-	-	-	-	-
Total distributions	(.010)	(.028)	(.024)	(.013)	(.002)	(.003)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.98%	2.81%	2.46%	1.33%	.23%	.30%
Ratios to Average Net Assets D, E
Expenses before reductions	.98% A	.98%	.98%	.99%	.99%	.99%
Expenses net of fee waivers, if any	.95% A	.95%	.95%	.95%	.94%	.93%
Expenses net of all reductions	.80% A	.82%	.79%	.86%	.93%	.91%
Net investment income	1.92% A	2.74%	2.45%	1.35%	.25%	.29%
Supplemental Data
Net assets, end of period (in millions)	$ 570	$ 508	$ 519	$ 524	$ 504	$ 369

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Tax-Free Money Market Fund

	Six months ended April 30, 2008	Years ended October 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.012	.033	.029	.018	.007	.008
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	.012	.033	.029	.018	.007	.008
Distributions from net investment income	(.012)	(.033)	(.029)	(.018)	(.007)	(.008)
Distributions from net realized gain	-F	-	-	-	-	-
Total distributions	(.012)	(.033)	(.029)	(.018)	(.007)	(.008)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	1.23%	3.32%	2.97%	1.84%	.73%	.78%
Ratios to Average Net Assets D, E
Expenses before reductions	.48% A	.48%	.49%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.30% A	.29%	.29%	.36%	.44%	.43%
Net investment income	2.42% A	3.28%	2.95%	1.85%	.74%	.74%
Supplemental Data
Net assets, end of period (in millions)	$ 5,875	$ 4,346	$ 2,661	$ 1,856	$ 1,049	$ 495

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2008 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Tax-Exempt Fund (the Fund) is a fund of Fidelity Newbury Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers three classes of shares, Daily Money Class, Capital Reserves Class and Fidelity Tax-Free Money Market Fund. Each class has equal rights as to assets and voting privileges and has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and income and capital gain distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and losses deferred due to wash sales.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ -
Unrealized depreciation	-
Net unrealized appreciation (depreciation)	$ -
Cost for federal income tax purposes	$ 7,469,617

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .25% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Daily Money Class and Capital Reserves Class pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which are based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Daily Money Class	0%	.25%	$ 1,282	$ -
Capital Reserves Class	.25%	.25%	1,449	63
			$ 2,731	$ 63

Sales Load. FDC receives the proceeds of deferred sales charges of .25% on certain purchases of the Daily Money Class. For the period, FDC retained no sales load from Daily Money Class.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, to perform the activities associated with the Fund's transfer and shareholder servicing agent functions. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

Tax Exempt pays a transfer agent fee equal to an annual rate of .20% of average net assets. For the period, the total transfer agent fees paid by each class to FIIOC were as follows.

Daily Money Class	$ 1,027
Capital Reserves Class	581
Fidelity Tax-Free Money Market Fund	5,313
$ 6,921

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period.

	Expense Limitations	Reimbursement from adviser
Daily Money Class	.70%	$ 156
Capital Reserves Class	.95%	94
Fidelity Tax-Free Money Market Fund	.45%	759
		$ 1,009

In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $51 and $289, respectively. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Daily Money Class	$ 692
Capital Reserves Class	361
Fidelity Tax-Free Money Market Fund	3,725
$ 4,778

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2008	Year ended October 31, 2007
From net investment income
Daily Money Class	$ 11,075	$ 21,760
Capital Reserves Class	5,575	14,895
Fidelity Tax-Free Money Market Fund	63,809	112,942
Total	$ 80,459	$ 149,597
From net realized gain
Daily Money Class	$ 9	$ -
Capital Reserves Class	5	-
Fidelity Tax-Free Money Market Fund	47	-
Total	$ 61	$ -

9. Share Transactions.

Transactions for each class of shares at a $1.00 per share were as follows:

	Six months ended April 30, 2008	Year ended October 31, 2007
Daily Money Class Shares sold	2,481,494	3,934,105
Reinvestment of distributions	10,554	20,620
Shares redeemed	(2,294,372)	(3,676,834)
Net increase (decrease)	197,676	277,891
Capital Reserves Class Shares sold	1,313,248	2,580,492
Reinvestment of distributions	5,486	14,579
Shares redeemed	(1,256,579)	(2,606,485)
Net increase (decrease)	62,155	(11,414)

Semiannual Report

9. Share Transactions - continued

	Six months ended April 30, 2008	Year ended October 31, 2007
Fidelity Tax-Free Money Market Fund Shares sold	14,615,586	18,322,614
Reinvestment of distributions	62,803	111,253
Shares redeemed	(13,150,335)	(16,749,212)
Net increase (decrease)	1,528,054	1,684,655

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Sub-Adviser

Fidelity Investments
Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

Fidelity Research & Analysis Company

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

TFM-USAN-0608
1.784918.105

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Newbury Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Newbury Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Newbury Street Trust

By:	/s/ John Hebble
John Hebble
President and Treasurer

Date:	June 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John Hebble
John Hebble
President and Treasurer

Date:	June 25, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	June 25, 2008